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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-4062


                                GAM FUNDS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                    135 EAST 57TH STREET, NEW YORK, NY 10022
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


       THE CORPORATION TRUST INC., 300 E. LOMBARD ST., BALTIMORE, MD 21202
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-407-4600

Date of fiscal year end: 12/31/2003

Date of reporting period: 6/30/2003


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO SHAREHOLDERS


                                 GAM GLOBAL FUND


                             GAM INTERNATIONAL FUND


                             GAM PACIFIC BASIN FUND


                             GAM JAPAN CAPITAL FUND


                                 GAM EUROPE FUND


                             GAM AMERICAN FOCUS FUND


                              GAMERICA CAPITAL FUND


                                   GAM GABELLI
                                 LONG/SHORT FUND


================================================================================


                                 GAM Funds, Inc.

                               SEMI-ANNUAL REPORT
                                   (UNAUDITED)

                              FOR THE PERIOD ENDED
                                 30TH JUNE, 2003



This report has been prepared for the information of shareholders of GAM Funds, Inc., and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus that includes information regarding the Funds' objectives, policies, management, records and other information.


                                 GAM FUNDS, INC.
                              INVESTMENT ADVISERS:
                      GAM International Management Limited
                                  GAM USA Inc.
                              GAMCO Investors, Inc.

--------------------------------------------------------------------------------
                                  The GAM Group
--------------------------------------------------------------------------------



   The GAM group was founded in April 1983 by Gilbert de Botton. GAM's corporate policy is to attempt to harness the top investment talent in the world, not only in-house but also outside the GAM organization, in order to provide above average, long-term growth. The GAM group currently has in excess of US$23 billion under management and employs a worldwide staff of over 600 people.

   For US investors, GAM offers GAM Funds, Inc. an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended. The Fund consists of eight open-end mutual funds-GAM Global, GAM International, GAM Pacific Basin, GAM Japan Capital, GAM Europe, GAM American Focus, GAMerica Capital and GAMGabelli Long/Short Funds.

   For additional information about any of the GAM Funds, please contact your financial consultant or call GAM at 1-800-426-4685 (toll-free).


--------------------------------------------------------------------------------
                                    Contents
--------------------------------------------------------------------------------

   GAM Global ............................................................  3

   GAM International .....................................................  8

   GAM Pacific Basin ..................................................... 13

   GAM Japan Capital ..................................................... 18

   GAM Europe ............................................................ 22

   GAM American Focus .................................................... 27

   GAMerica Capital ...................................................... 31

   GAM Gabelli Long/Short ................................................ 36

   Financial Statements .................................................. 42

   Notes to Financial Statements ......................................... 48

   Supplemental Proxy Information ........................................ 73

                                -----------------
                                 GAM GLOBAL FUND
--------------------------------                 -------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

[PHOTO OMITTED]

VENKAT CHIDAMBARAM IS INVESTMENT DIRECTOR WITHIN GAM'S INTERNATIONAL/ GLOBAL TEAM. PRIOR TO JOINING GAM IN FEBRUARY 1994, HE WORKED FOR ACCOUNTANTS PRITCHARD FELLOWS & CO. HE WAS EDUCATED IN INDIA AND RECEIVED A DEGREE IN BUSINESS ADMINISTRATION FROM THE AMERICAN INTERCONTINENTAL UNIVERSITY (AIU) IN LONDON AND AN MBA FROM CITY UNIVERSITY. MR. CHIDAMBARAM TOOK OVER PRIMARY RESPONSIBILITY FOR FUND MANAGEMENT FROM MR. JEAN-PHILIPPE CREMERS DURING THE SECOND QUARTER OF 2001.

   The Fund's investment objective is to seek long-term capital appreciation, generally through investment in equity securities issued by companies with principal offices in the United States, Canada, the United Kingdom, Continental Europe and the Pacific Basin. However, if the Fund determines that the long-term capital appreciation of debt securities may equal or exceed the return on equity securities, it may be substantially invested in debt securities of companies and governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.

   Investments in securities of foreign  issuers  involve  additional  risks and
expenses   including   currency  rate   fluctuations,   political  and  economic
instability, foreign taxes and different accounting and reporting standards.


REPORT TO SHAREHOLDERS
--------------------------------------------------------------------------------

THE FACTS - CLASS A SHARES

--------------------------------------------------------------------------------
                                                      GAM
                                                   Global
                                            Class A (after               Average
                                      GAM          maximum       MSCI    1 Month
                                   Global    sales load of      World    Deposit
                                  Class A           5.50%)      Index       Rate

30 June, 2003                   US$ 13.09        US$ 13.85    871.07
--------------------------------------------------------------------------------
                                        %                %         %          %
Quarter to June, 2003               15.84             9.47     17.25       0.31
--------------------------------------------------------------------------------
Jan - June, 2003                     8.09             2.15     11.45       0.62
--------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------
1 year to June, 2003                (4.66)           (9.90)    (1.89)      1.46
--------------------------------------------------------------------------------
5 years to June, 2003               (9.14)          (10.17)    (2.69)      4.19
--------------------------------------------------------------------------------
10 years to June, 2003               6.81             6.21      6.32       4.67
--------------------------------------------------------------------------------
15 years to June, 2003               7.74             7.33      6.70       5.37
--------------------------------------------------------------------------------
Since inception                      7.25             6.90      8.27       5.56
--------------------------------------------------------------------------------

   Performance is calculated on a total return basis. Class A inception was on 28th May, 1986, Class B on 26th May, 1998, Class C on 19th May, 1998 and Class D on 6th October, 1995. Past performance is not necessarily indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


                                        3
                                       ===
                        GAM GLOBAL FUND / FUND MANAGEMENT

        [The table below represents a line chart in the printed report.]

                                 GAM Global
                             Class A (after                           Average
              GAM Global      maximum sales      MSCI World           1 Month
    Date        Class A       load of 5.50%           Index      Deposit Rate
--------      ---------      --------------      ----------      ------------
 5/28/86          10000               10000           10000             10000
 5/31/86          10003             9452.83         9914.67           10003.7
 6/30/86          10241             9677.75         10315.3           10062.8
 7/31/86          10165             9605.92         10400.9           10110.4
 8/31/86          10857             10259.9         11312.5           10173.2
 9/30/86          10199             9638.06           10866           10225.3
10/31/86           9934             9387.63           10682           10277.1
11/30/86          10386             9814.77         11136.7           10323.3
12/31/86          10469              9893.2         11361.4           10380.8
 1/31/87          10789             10195.6         12698.7           10436.1
 2/28/87          10988             10383.7         13120.1           10485.5
 3/31/87          11328               10705         13935.3             10543
 4/30/87          11336             10712.5         14755.2           10587.5
 5/31/87          11578             10941.2         14778.4           10654.9
 6/30/87          11695             11051.8         14772.5           10720.6
 7/31/87          11670             11028.1         15070.2             10784
 8/31/87          12051             11388.2         15963.6           10840.2
 9/30/87          11839             11187.9         15688.2           10909.3
10/31/87          10181             9621.05           13027           10978.4
11/30/87           9811              9271.4         12712.7           11038.9
12/31/87        10210.3             9648.73         13265.9           11119.1
 1/31/88        9628.96             9099.37         13592.2           11181.8
 2/29/88        10364.7             9794.67         14383.5           11239.5
 3/31/88          10674             10086.9         14820.5           11309.4
 4/30/88        10881.5               10283         15010.2             11369
 5/31/88        10461.9              9886.5           14713           11429.2
 6/30/88        10819.2             10224.2         14695.2           11507.4
 7/31/88        11045.2             10437.7         14974.3           11577.6
 8/31/88        10778.9             10186.1         14154.2             11648
 9/30/88        11445.2             10815.7         14757.4           11739.6
10/31/88        12113.7             11447.5         15742.3           11813.9
11/30/88        12496.4             11809.1         16293.1           11888.6
12/31/88        12767.3             12065.1         16443.2           11998.4
 1/31/89        12921.8             12211.1         17040.9           12079.9
 2/28/89        12889.5             12180.6         16936.4           12176.4
 3/31/89        12722.3             12022.6         16830.6           12278.4
 4/30/89        13058.9             12340.7         17221.8           12371.9
 5/31/89        12893.9             12184.7         16802.4           12464.9
 6/30/89        13346.8             12612.7         16615.6           12579.7
 7/31/89          14695             13886.8         18496.1           12670.6
 8/31/89        14743.5             13932.6         18051.3           12756.4
 9/30/89        14767.1             13954.9         18563.9           12867.6
10/31/89        14386.3             13595.1         17947.8             12953
11/30/89        15113.6             14282.4         18667.3           13039.6
12/31/89        15857.5             14985.3         19270.4           13154.3
 1/31/90        15379.5             14533.7         18373.6           13233.3
 2/28/90        15317.2             14474.7         17588.7           13316.9
 3/31/90        15502.6             14649.9         16529.6           13425.1
 4/30/90        14945.1             14123.1         16294.3             13508
 5/31/90        16275.7             15380.5         18013.2           13595.8
 6/30/90          16981               16047         17887.9           13707.1
 7/31/90          17376             16420.3         18053.9           13790.2
 8/31/90        15223.8             14386.5         16367.1           13895.2
 9/30/90        14963.3             14140.3         14644.2           13985.7
10/31/90        14756.1             13944.5         16014.4           14066.7
11/30/90        14134.4               13357         15754.4           14173.2
12/31/90        14071.9               13298         16087.4           14274.8
 1/31/91        14515.4               13717         16678.8           14349.8
 2/28/91        15217.5             14380.5         18225.7           14442.8
 3/31/91        14949.2               14127         17691.4           14527.1
 4/30/91        14712.5             13903.3         17832.7             14593
 5/31/91        15034.1             14207.2         18239.8           14676.3
 6/30/91        14475.7             13679.5         17116.7           14746.6
 7/31/91        14798.7             13984.7           17928           14820.7
 8/31/91        14645.4             13839.9         17874.1           14891.6
 9/30/91        14653.6             13847.7         18345.9           14962.6
10/31/91        14711.1               13902         18646.5           15017.5
11/30/91        14311.5             13524.3           17837           15090.4
12/31/91        15565.2             14709.1         19138.7           15157.2
 1/31/92        15131.8             14299.6         18787.5           15212.2
 2/29/92          14867             14049.3         18466.5           15259.9
 3/31/92        14534.4               13735         17599.8             15315
 4/30/92        14611.5             13807.8         17848.2           15356.5
 5/31/92        15379.5             14533.6         18561.4           15413.6
 6/30/92        15921.3             15045.6           17943           15465.7
 7/31/92        16120.8             15234.2         17992.1           15515.9
 8/31/92        17118.5               16177           18433           15560.4
 9/30/92        16491.9             15584.8         18267.5           15602.7
10/31/92        15347.9             14503.7         17775.9           15642.1
11/30/92        14807.5             13993.1         18097.3           15683.5
12/31/92          14842             14025.7         18246.9           15736.7
 1/31/93          15134             14301.6         18311.2           15776.9
 2/28/93        16022.4             15141.2         18748.4           15814.4
 3/31/93        16504.4             15596.6         19838.8           15858.2
 4/30/93        17060.4             16122.1         20761.8           15898.1
 5/31/93        17552.5             16587.1         21243.8           15934.9
 6/30/93          17125             16183.1           21069           15979.5
 7/31/93        17262.2             16312.7         21506.4           16019.8
 8/31/93        19468.7               18398         22495.8           16057.4
 9/30/93        20444.3             19319.9         22083.7           16103.2
10/31/93        22100.7             20885.1         22695.8           16142.4
11/30/93        22015.2             20804.4         21415.6           16184.4
12/31/93        26017.4             24586.4         22467.1           16232.5
 1/31/94        25441.1             24041.8         23952.7           16272.4
 2/28/94        23435.8             22146.8         23646.6           16310.2
 3/31/94        22731.3             21481.1         22631.1           16361.8
 4/30/94        21645.3             20454.8         23334.7           16408.1
 5/31/94          21848             20646.4         23398.7           16455.9
 6/30/94        22572.1             21330.6         23337.9           16519.1
 7/31/94        22040.1             20827.9         23785.7           16581.3
 8/31/94        21990.7             20781.2         24506.1             16639
 9/30/94          22632             21387.2         23866.5           16707.7
10/31/94        22885.9             21627.1         24549.8           16770.3
11/30/94        22302.3             21075.6         23489.4           16833.8
12/31/94          21814             20614.2         23721.2           16929.2
 1/31/95        22555.1             21314.6         23369.5             17003
 2/28/95        24167.1             22837.9         23714.7           17080.2
 3/31/95          26374             24923.4         24862.6           17178.3
 4/30/95        26674.6             25207.5           25734           17257.3
 5/31/95        27693.6             26170.5           25959           17347.4
 6/30/95        27364.2             25859.2         25956.1           17434.9
 7/31/95        27553.6             26038.2         27259.9           17514.9
 8/31/95          26827             25351.6         26657.5           17592.4
 9/30/95        27722.9             26198.2         27439.1           17691.9
10/31/95        28270.8             26715.9         27012.2           17766.5
11/30/95        29135.7             27533.3         27955.2           17843.4
12/31/95        29720.6               28086         28777.8           17946.1
 1/31/96        29324.7             27711.8         29303.5           18016.8
 2/29/96        28334.7             26776.3         29487.3           18090.3
 3/31/96        28466.7               26901         29983.4           18184.7
 4/30/96        28070.7             26526.8         30693.9           18262.1
 5/31/96        27872.7             26339.7         30725.9           18342.5
 6/30/96        28466.7               26901         30886.8           18420.7
 7/31/96        28884.7               27296         29800.9           18489.5
 8/31/96          29136             27533.5         30149.1           18582.6
 9/30/96        30459.3             28784.1         31335.1             18665
10/31/96        31010.7             29305.1         31559.5           18732.1
11/30/96        34164.7             32285.7         33333.7           18823.7
12/31/96        33507.2             31664.4         32805.5           18910.5
 1/31/97        35351.9             33407.5         33206.5           18996.2
 2/28/97        36706.2             34687.4         33594.1           19074.1
 3/31/97        34768.2             32855.9         32935.4           19160.3
 4/30/97        36752.9             34731.5         34017.7           19244.4
 5/31/97        38364.1               36254         36123.5           19338.3
 6/30/97        40442.2             38217.9           37931           19426.7
 7/31/97        45906.1             43381.3         39683.7           19500.4
 8/31/97        42278.3               39953         37034.8           19603.3
 9/30/97        44569.9             42118.6         39052.7           19698.3
10/31/97        42114.6             39798.3         37003.3           19791.3
11/30/97        43704.7             41300.9           37664           19875.7
12/31/97        45216.5             42729.6         38128.9           19979.7
 1/31/98        45385.6             42889.4         39197.5             20078
 2/28/98        48140.7             45492.9         41855.3           20164.3
 3/31/98        50823.2             48027.9         43629.1           20262.3
 4/30/98        51064.9             48256.3         44061.9           20354.9
 5/31/98        50460.7             47685.4         43516.2           20445.4
 6/30/98        53457.4             50517.2         44555.3           20544.7
 7/31/98        54230.7             51248.1         44490.2           20641.7
 8/31/98        46233.4             43690.5         38563.8           20738.6
 9/30/98        46769.3               44197         39252.5           20832.4
10/31/98        42555.2             40214.6         42807.7           20925.4
11/30/98        44089.8             41664.9         45360.2           21014.7
12/31/98        46379.5             43828.7         47583.1           21112.7
 1/31/99        46623.1             44058.9         48631.6           21201.6
 2/28/99        45015.4             42539.6         47344.6           21280.4
 3/31/99        45039.8             42562.6         49322.9           21367.8
 4/30/99        45210.3             42723.7         51274.1           21452.8
 5/31/99        43943.6             41526.7         49407.4             21540
 6/30/99        45648.8             43138.1         51718.8           21625.1
 7/31/99        42823.1             40467.9         51570.8           21720.2
 8/31/99        44138.5             41710.9         51486.4           21815.4
 9/30/99        42506.5             40168.6         50994.1           21910.5
10/31/99        45502.6               43000         53651.8           22009.9
11/30/99        46428.3             43874.7         55168.2             22106
12/31/99        52980.8             50066.9         59640.5           22226.2
 1/31/00        48888.5             46199.6         56231.9           22334.1
 2/29/00        54198.8             51217.8         56390.6           22437.6
 3/31/00          53127               50205         60295.2           22549.6
 4/30/00          47159             44565.3         57752.7           22663.1
 5/31/00        43773.1             41365.6         56297.7           22783.3
 6/30/00        45307.7             42815.8         58201.1           22905.4
 7/31/00        43797.5             41388.6         56569.8           23033.6
 8/31/00        44528.3             42079.2         58417.1           23161.9
 9/30/00        44138.5             41710.9         55317.8           23286.3
10/31/00        44211.6             41779.9         54397.9             23416
11/30/00        42896.2             40536.9         51102.2           23541.7
12/31/00        44324.6             41886.8         51936.1           23672.2
 1/31/01        43287.9             40907.1         52944.8           23802.4
 2/28/01        41189.3             38923.9         48476.3           23902.9
 3/31/01        38837.8             36701.7         45301.4           24009.6
 4/30/01        39874.4             37681.4         48661.2           24107.9
 5/31/01          39748             37561.9         48056.8           24197.1
 6/30/01        39419.3             37251.3           46558           24276.9
 7/31/01        38610.2             36486.6         45944.9             24355
 8/31/01        37320.7               35268         43748.5           24430.8
 9/30/01        34766.9             32854.7         39899.3           24504.7
10/31/01        35601.3             33643.2         40667.6           24557.5
11/30/01        37345.9             35291.9         43079.6           24601.9
12/31/01        38407.9             36295.5         43355.7           24644.4
 1/31/02        37067.8             35029.1         42046.9           24682.5
 2/28/02        36941.4             34909.6         41689.6           24716.2
 3/31/02        38888.3             36749.5         43541.3           24752.9
 4/30/02        37295.4             35244.1         42078.6           24788.6
 5/31/02        37042.5             35005.2         42176.1           24825.4
 6/30/02        34716.3             32806.9         39625.8           24861.1
 7/31/02        31808.5             30059.1         36290.6           24898.1
 8/31/02        31631.5             29891.8         36366.1           24934.4
 9/30/02        28647.9             27072.3         32374.7           24969.7
10/31/02        30746.6             29055.5           34770           25006.8
11/30/02        32187.8             30417.5         36652.5           25040.4
12/31/02        30620.1               28936         34883.4           25069.1
 1/31/03        29684.6             28051.9         33829.4           25096.4
 2/28/03        28976.6             27382.9         33250.2           25120.4
 3/31/03          28572             27000.6         33158.8           25147.1
 4/30/03        30746.6             29055.5         36120.3           25172.4
 5/31/03        32440.7             30656.4         38202.3           25198.4
 6/30/03        33098.1             31277.7         38877.6           25224.3


NOTE: The graph compares the performance results of a hypothetical $10,000 investment in Class A and a comparable index. The performance of Class A is shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities. The performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.


         [The table below represents a bar chart in the printed report.]


AVERAGE ANNUAL TOTAL RETURN - CLASS A

                                                GAM GLOBAL
                                            (AFTER MAXIMUM               MSCI
                                                SALES LOAD              WORLD
                           GAM GLOBAL            OF 5.50%)              INDEX
--------------------------------------------------------------------------------
1 Year                          -4.66                 -9.9              -1.89
5 Years                         -9.14               -10.17              -2.69
10 Years                         6.81                 6.21               6.32
15 Years                         7.74                 7.33                6.7
Since Inception                  7.25                  6.9               8.27


ANNUAL PERFORMANCE - CLASS A

         [The table below represents a bar chart in the printed report.]

                                                       GAM
                                                    GLOBAL
                                            (AFTER MAXIMUM               MSCI
                                  GAM           SALES LOAD               WORLD
                               GLOBAL            OF 5.50%)               INDEX
YEAR                                %                    %                  %
--------------------------------------------------------------------------------
1999                            14.23                 7.95              25.34
2000                           -16.34               -20.94             -12.92
2001                           -13.35               -18.11             -16.52
2002                           -20.28               -24.66             -19.54
2003*                            8.09                 2.15              11.45


                                                       GAM
                                            GLOBAL CLASS A
                                  GAM       (AFTER MAXIMUM               MSCI
                               GLOBAL           SALES LOAD               WORLD
                              CLASS A            OF 5.50%)               INDEX
YEAR                                %                    %                  %
--------------------------------------------------------------------------------
1999                            14.23                 7.95              25.34
2000                           (16.34)              (20.94)            (12.92)
2001                           (13.35)              (18.11)            (16.52)
2002                           (20.28)              (24.66)            (19.54)
2003*                            8.09                 2.15              11.45

*6 months


----------
Sources used are the net asset value of the Fund which is computed daily, The Financial Times and Morgan Stanley Capital International.

The MSCI World Index is a market value weighted, unmanaged index of the weighted share prices of companies listed on all the stock exchanges of Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, United Kingdom and the United States. The combined market capitalization of these companies represents approximately 60% of the aggregate market value of the stock exchanges of the above 22 countries. The percentage change in the value of the index includes dividends reinvested.

                                        4
                                       ===
                    GAM GLOBAL FUND / REPORT TO SHAREHOLDERS

THE FACTS - CLASS B SHARES

--------------------------------------------------------------------------------
                                                      GAM
                                                   Global                Average
                                     GAM          Class B        MSCI    1 Month
                                  Global   (with deferred       World    Deposit
                                 Class B    sales charge)       Index       Rate

30 June, 2003                  US$ 12.78                       871.07
--------------------------------------------------------------------------------
                                       %                %           %          %
--------------------------------------------------------------------------------
Quarter to June, 2003              15.55            10.55       17.25       0.31
--------------------------------------------------------------------------------
Jan - June, 2003                    7.49             2.49       11.45       0.62
--------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------
1 year to June, 2003               (5.68)          (10.40)      (1.89)      1.46
--------------------------------------------------------------------------------
3 years to June, 2003             (10.74)          (11.62)     (12.58)      3.27
--------------------------------------------------------------------------------
5 years to June, 2003              (9.89)          (10.24)      (2.69)      4.19
--------------------------------------------------------------------------------
Since inception*                   (8.79)           (8.96)      (2.43)      4.22
--------------------------------------------------------------------------------

THE FACTS - CLASS C SHARES

--------------------------------------------------------------------------------
                                             GAM Global
                                         Class C (after
                                                maximum
                                             sales load                  Average
                                    GAM         of 1.00%        MSCI     1 Month
                                 Global     and deferred       World     Deposit
                                Class C    sales charge)       Index        Rate

30 June, 2003                 US$ 12.72        US$ 12.85      871.07
--------------------------------------------------------------------------------
                                   %                %           %            %
--------------------------------------------------------------------------------
Quarter to June, 2003             15.43            13.27       17.25       0.31
--------------------------------------------------------------------------------
Jan - June, 2003                   7.34             5.27       11.45       0.62
--------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------
1 year to June, 2003              (5.99)           (7.86)      (1.89)      1.46
--------------------------------------------------------------------------------
3 years to June, 2003            (10.93)          (11.22)     (12.58)      3.27
--------------------------------------------------------------------------------
5 years to June, 2003            (10.03)          (10.21)      (2.69)      4.19
--------------------------------------------------------------------------------
Since inception*                  (8.96)           (9.14)      (2.33)      4.22
--------------------------------------------------------------------------------

THE FACTS - CLASS D SHARES

--------------------------------------------------------------------------------
                                                      GAM
                                                   Global
                                           Class D (after                Average
                                     GAM          maximum       MSCI     1 Month
                                  Global       sales load      World     Deposit
                                 Class D        of 3.50%)      Index        Rate

30 June, 2003                  US$ 12.55        US$ 13.01     871.07
--------------------------------------------------------------------------------
                                    %                %          %            %
--------------------------------------------------------------------------------
Quarter to June, 2003              15.03            11.01      17.25       0.31
--------------------------------------------------------------------------------
Jan - June, 2003                    6.90             3.16      11.45       0.62
--------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------
1 year to June, 2003               (6.55)           (9.82)     (1.89)      1.46
--------------------------------------------------------------------------------
3 years to June, 2003             (10.97)          (12.02)    (12.58)      3.27
--------------------------------------------------------------------------------
5 years to June, 2003              (9.84)          (10.48)     (2.69)      4.19
--------------------------------------------------------------------------------
Since inception*                    1.58             1.11       4.68       4.68
--------------------------------------------------------------------------------

* Inception was on 26th May, 1998 for Class B shares, 19th May, 1998 for Class C shares and 6th October, 1995 for Class D shares.


THE COMMENT

   The Fund has underperformed the benchmark by a small margin since the start of the year. An underweight position in Europe has hurt the Fund as equities, as well as the Euro, rallied. We have maintained an overweight position in Asian markets.

   The Fund has continued to develop its exposure to the US media stocks through Walt Disney and Viacom, and has also added to some technology stocks, such as EMC and Analog Devices. The Fund has also increased exposure to the investment banking stocks.

   On a company specific level there have been opportunities to increase the weighting to the European markets in the Fund. The Fund has increased its German holdings through exposure to banks and engineering companies, while reducing exposure to consumer products companies.

   We believe that the underlying fundamentals in Asia are still very attractive and have maintained our exposure to this region, having added to existing positions, as well as new sectors. Japanese exposure has increased in the form of some of the technology companies that have been active in restructuring their businesses and cleaning up their balance sheet. The Fund has also looked for companies that were heavily sold off during the SARS epidemic that traded at very attractive valuations. We have pursued opportunities in the lodging, property and airline industries.

   The Fund has increased its exposure to the Brazilian economy, both through local companies and Spanish companies with large interests in the country. Since the new administration has come into office, yields on US$ Brazilian bonds have fallen dramatically. The Fund has reduced the cash weighting in the Fund but has maintained exposure to the German Bund.

   We have maintained a 75/25 split between the cyclical and defensive holdings in the portfolio and continue to look for more signs of improvement to add to the cyclical element of the portfolio. The cyclical focus is on media, engineering and technology stocks whereas the defensive exposure has been to consumer staples, cash and the German Bund.

                                       5
                                      ===
                    GAM GLOBAL FUND / REPORT TO SHAREHOLDERS

STATEMENT OF INVESTMENTS AS AT 30TH JUNE, 2003 (UNAUDITED)

                                                                         MARKET
                                                                          VALUE
   HOLDINGS   DESCRIPTION                                                   US$
--------------------------------------------------------------------------------
BONDS - 1.3%
              GERMANY - 1.3%
   132,460    Bundes Deutschland 5.5%, 2031-01-04                       169,931
                                                                     ----------
TOTAL BONDS (COST $134,960)                                             169,931
                                                                     ----------
EQUITIES - 90.9%
              AUSTRALIA - 0.4%
    24,000    Qantas Airways                                             52,711
                                                                     ----------
                                                                         52,711
                                                                     ----------
              BRAZIL - 1.4%
     2,617    Banco Itau Holding Financiera SA Pfd                       88,716
     7,375    Tele Norte Leste ADR                                       86,140
                                                                     ----------
                                                                        174,856
                                                                     ----------
              FRANCE - 4.5%
       433    Air Liquide                                                64,310
     5,490    Arcelor                                                    64,044
     2,107    Dassault Systemes                                          69,326
       765    Hermes International                                      107,988
     1,922    L'Oreal                                                   135,766
     4,747    Metropole Television (M6)                                 130,686
                                                                     ----------
                                                                        572,120
                                                                     ----------
              GERMANY - 2.5%
    *3,196    Bayerische Hypo-Vereinsbank                                52,579
     4,152    Commerzbank                                                58,275
     2,361    Continental                                                49,652
     5,802    MAN AG                                                     97,988
     1,184    Siemens                                                    58,095
                                                                     ----------
                                                                        316,589
                                                                     ----------
              HONG KONG - 2.6%
   136,000    Johnson Electric Holdings                                 169,168
   124,000    Li & Fung                                                 159,807
                                                                     ----------
                                                                        328,975
                                                                     ----------
              JAPAN - 7.5%
    10,000    Asahi Glass                                                62,153
     1,800    Mabuchi Motor                                             137,855
   *12,000    NEC                                                        60,068
    36,000    Nippon Steel                                               49,556
     6,000    Nomura Holdings                                            76,286
    22,000    NSK                                                        70,112
    11,000    Oji Paper                                                  48,179
     6,000    RICOH                                                      98,210
     3,370    Shin-Etsu Chemical                                        115,271
   *38,000    Showa Denko KK                                             66,258
     2,700    Sony                                                       76,136
    29,000    Toshiba                                                    99,921
                                                                     ----------
                                                                        960,005
                                                                     ----------
              KOREA, REPUBLIC OF - 1.3%
     2,219    Kookmin Bank ADR                                           67,125
       663    Samsung Electronics                                        98,621
                                                                     ----------
                                                                        165,746
                                                                     ----------
              MEXICO - 0.6%
     2,184    Grupo Televisa GDR                                         75,348
                                                                     ----------
                                                                         75,348
                                                                     ----------
              NETHERLANDS - 2.1%
     5,160    ABN AMRO Holding                                           98,840
     6,285    ING Groep                                                 109,399
     3,405    Philips                                                    64,870
                                                                     ----------
                                                                        273,109
                                                                     ----------
              SINGAPORE - 2.0%
    15,000    City Developments                                          37,825
    25,000    Keppel                                                     69,573
    10,000    Singapore Airlines                                         59,066
    10,000    Venture                                                    91,438
                                                                     ----------
                                                                        257,902
                                                                     ----------
              SPAIN - 3.2%
     2,947    Actividades de Construccion                               125,952
    20,508    Banco Santander                                           180,018
    *8,845    Telefonica                                                102,877
                                                                     ----------
                                                                        408,847
                                                                     ----------
              SWEDEN - 0.7%
     3,161    SKF AB B                                                   91,358
                                                                     ----------
                                                                         91,358
                                                                     ----------
              SWITZERLAND - 1.0%
       612    Nestle (Registered)                                       126,529
                                                                     ----------
                                                                        126,529
                                                                     ----------
              TAIWAN - 0.8%
    12,950    Hon Hai Precision GDR (Registered)                         97,772
                                                                     ----------
                                                                         97,772
                                                                     ----------
              THAILAND - 0.6%
   *31,100    Bangkok Bank                                               41,398
   *49,047    Siam Commercial Bank                                       41,970
                                                                     ----------
                                                                         83,368
                                                                     ----------
              UNITED KINGDOM - 5.9%
     8,976    BAA                                                        72,784
   *23,453    British Airways                                            58,739
    25,485    GKN                                                        93,740
    13,921    Lloyds TSB Group                                           99,016
    22,193    Misys                                                      94,289
     8,061    Smiths Group                                               93,682
    29,741    WPP Group                                                 233,540
                                                                     ----------
                                                                        745,790
                                                                     ----------
              UNITED STATES - 53.8%
    *9,131    Accenture A                                               165,180
    *2,474    Affiliated Computer Services                              113,136
     2,857    Air Products & Chemicals                                  118,851
     1,355    Alberto-Culver A                                           67,452
     1,689    Alliance Capital Management Holding                        61,648
    *1,613    Analog Devices                                             56,165
     4,389    Bank of New York                                          126,184
     1,211    Bear Stearns                                               87,701
    *2,337    BISYS Group                                                42,931
       661    Chicago Mercantile Exchange                                46,025
     6,110    Citigroup                                                 261,508
    *3,249    Cognizant Technology Solutions                             79,146
     1,435    Colgate-Palmolive                                          83,158
    *4,990    EMC                                                        52,245
     3,583    Family Dollar Stores                                      136,691
     4,521    First Data                                                187,350
    *7,321    Fiserv                                                    260,701
     3,991    General Electric (USA)                                    114,462
       828    Goldman Sachs Group                                        69,345
     3,982    Hewlett-Packard                                            84,817
     1,677    International Business Machines                           138,352
     2,082    Jefferies Group                                           103,663
     3,422    Johnson & Johnson                                         176,917
     1,276    Johnson Controls                                          109,226
     1,070    Knight-Ridder                                              73,755
     2,044    Legg Mason                                                132,758
     9,265    Limited Brands                                            143,607
     6,352    Linear Technology                                         204,598
     3,888    Liz Claiborne                                             137,052
     2,652    Maxim Integrated                                           90,672
     5,508    MBNA                                                      114,787
     2,145    McCormick & Company                                        58,344


                                       6
                                      ===
                   GAM GLOBAL FUND / STATEMENT OF INVESTMENTS

                                                                         MARKET
                                                                          VALUE
   HOLDINGS   DESCRIPTION                                                   US$
--------------------------------------------------------------------------------
              UNITED STATES - (CONTINUED)
    *1,487    Mercury Interactive                                        57,413
     3,200    Merrill Lynch                                             149,376
     7,807    Microchip Technology                                      192,286
     5,637    Microsoft                                                 144,364
     3,154    New York Times A                                          143,507
     3,948    Omnicom Group                                             283,072
    *5,705    Oracle                                                     68,574
     4,031    PepsiCo                                                   179,379
     3,904    Pfizer                                                    133,322
     2,891    Rohm & Haas                                                89,708
     4,850    State Street                                              191,090
    *6,730    SunGard Data Systems                                      174,374
    *8,661    Taiwan Semiconductor Manufacturing ADR                     87,303
     3,202    Timken                                                     56,067
   *11,986    United Microelectronics ADR                                44,948
     1,315    United Technologies                                        93,141
    *4,792    Univision Communications                                  145,677
     5,100    US Bancorp                                                124,950
    *5,611    Veritas Software                                          160,867
    *4,677    Viacom B                                                  204,198
     4,048    Wal-Mart Stores                                           217,256
     3,893    Walt Disney                                                76,887
    *4,507    Yum! Brands                                               133,227
                                                                     ----------
                                                                      6,849,413
                                                                     ----------
TOTAL EQUITIES (COST $12,368,974)                                    11,580,438
                                                                     ----------


PARTICIPATION NOTE - 0.7%
              INDIA - 0.7%
   131,800    JP Morgan Investor Derivative
                 (Infosys Technologies) 2004-04-07                       92,708
                                                                     ----------
TOTAL PARTICIPATION NOTE (COST $123,863)                                 92,708
                                                                     ----------
TIME DEPOSITS - 2.1%
              UNITED KINGDOM - 2.1%
   261,193    Bank of America
              1.62%, 2003-07-01                                         261,193
                                                                     ----------
TOTAL TIME DEPOSITS (COST $261,193)                                     261,193
                                                                     ----------
TOTAL INVESTMENTS (COST $12,888,990) - 95.0%                         12,104,270
OTHER ASSETS LESS LIABILITIES - 5.0%                                    634,536
                                                                     ----------
TOTAL NET ASSETS - 100.0%                                            12,738,806
                                                                     ==========
*Non-income producing security.

See notes to financial statements.

GEOGRAPHIC ANALYSIS AS AT
30TH JUNE, 2003

         [The table below represents a pie chart in the printed report.]

                   BRAZIL                               1.4%
                   OTHER ASSETS LESS LIABILITIES        5.0%
                   OTHER                                3.8%
                   UK (INCLUDING TIME DEPOSITS)         8.0%
                   GERMANY                              3.8%
                   FRANCE                               4.5%
                   HONG KONG                            2.6%
                   KOREA                                1.3%
                   JAPAN                                7.5%
                   NETHERLANDS                          2.1%
                   SINGAPORE                            2.0%
                   SPAIN                                3.2%
                   SWITZERLAND                          1.0%
                   UNITED STATES                       53.8%


INVESTMENT ANALYSIS AS AT
30TH JUNE, 2003

         [The table below represents a pie chart in the printed report.]

              FIXED INTEREST, GERMAN BUND                       1.3%
              CAPITAL GOODS                                     8.7%
              AUTOMOBILES & COMPONENTS                          2.0%
              CONSUMER DURABLES & APPAREL                       4.3%
              DIVERSIFIED FINANCIALS                           11.8%
              HOTELS RESTAURANTS & LEISURE                      1.0%
              FOOD, BEVERAGE & TOBACCO                          2.9%
              HOUSEHOLD & PERSONAL PRODUCTS                     2.2%
              MATERIALS                                         5.3%
              TELECOMMUNICATION SERVICES                        1.5%
              MEDIA                                            10.7%
              PHARMACEUTICALS & BIOTECHNOLOGY                   2.4%
              RETAILING                                         3.9%
              SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT          5.3%
              SOFTWARE & SERVICES                              12.8%
              TECHNOLOGY HARDWARE & EQUIPMENT                   6.4%
              TRANSPORTATION                                    1.9%
              TIME DEPOSITS                                     2.1%
              OTHER ASSETS LESS LIABILITIES                     5.0%
              OTHER                                             1.0%
              BANKS                                             7.5%


                                       7
                                      ===
                   GAM GLOBAL FUND / STATEMENT OF INVESTMENTS

                            ------------------------
                             GAM INTERNATIONAL FUND
----------------------------                        ----------------------------


FUND MANAGEMENT
--------------------------------------------------------------------------------

[PHOTO OMITTED]

GRAHAM WAINER IS MANAGING DIRECTOR - PORTFOLIO MANAGEMENT AND PRODUCT DEVELOPMENT. HE JOINED GAM IN 1998 HAVING PREVIOUSLY BEEN EXECUTIVE DIRECTOR OF EFG PRIVATE BANK AND MANAGING DIRECTOR OF ITS ASSET MANAGEMENT SUBSIDIARY. HE HOLDS A B. COMMERCE DEGREE FROM THE UNIVERSITY OF WITWATERSRAND AND A MASTERS DEGREE IN ECONOMICS FROM THE UNIVERSITY OF CAPE TOWN. ALONG WITH MR. WAINER THE INTERNATIONAL FUND INVESTMENT TEAM INCLUDES JOHN BENNETT, INVESTMENT DIRECTOR RESPONSIBLE FOR EUROPEAN MARKETS AND MICHAEL BUNKER, INVESTMENT DIRECTOR AND CHIEF INVESTMENT OFFICER WITH OVERALL RESPONSIBILITY FOR PACIFIC INVESTMENTS INCLUDING JAPAN. MR. WAINER AND TEAM TOOK OVER PRIMARY RESPONSIBILITY FOR FUND MANAGEMENT FROM JEAN-PHILIPPE CREMERS DURING THE SECOND QUARTER OF 2001.


   The Fund's investment objective is to seek long-term capital appreciation, generally through investment in equity securities issued by companies in countries other than the United States, including Canada, the United Kingdom, Continental Europe and the Pacific Basin. However, if the Fund determines that the long-term capital appreciation of debt securities may equal or exceed the return on equity securities, it may be substantially invested in debt securities of companies and governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.


   Investments in securities of foreign  issuers  involve  additional  risks and
expenses   including   currency  rate   fluctuations,   political  and  economic
instability, foreign taxes and different accounting and reporting standards.


REPORT TO SHAREHOLDERS
--------------------------------------------------------------------------------

THE FACTS - CLASS A SHARES

--------------------------------------------------------------------------------
                                                       GAM
                                             International
                                            Class A (after               Average
                                       GAM         maximum       MSCI    1 Month
                             International      sales load       EAFE    Deposit
                                   Class A       of 5.50%)      Index       Rate

30 June, 2003                    US$ 13.29       US$ 14.06   1,025.74
--------------------------------------------------------------------------------
                                         %               %          %          %
--------------------------------------------------------------------------------
Quarter to June, 2003                15.36            9.02      19.57       0.31
--------------------------------------------------------------------------------
Jan - June, 2003                      3.91           (1.81)      9.85       0.62
--------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------
1 year to June, 2003                (11.75)         (16.61)     (6.06)      1.46
--------------------------------------------------------------------------------
5 years to June, 2003               (12.90)         (13.88)     (3.68)      4.19
--------------------------------------------------------------------------------
10 years to June, 2003                3.88            3.30       3.09       4.67
--------------------------------------------------------------------------------
15 years to June, 2003                7.10            6.70       3.38       5.37
--------------------------------------------------------------------------------
Since inception                      11.52           11.18      10.26       5.77
--------------------------------------------------------------------------------

   Performance is calculated on a total return basis. Class A inception was on 2nd January, 1985, Class B on 26th May, 1998, Class C on 19th May, 1998 and Class D on 18th September, 1995. Past performance is not necessarily indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                                       8
                                      ===
                    GAM INTERNATIONAL FUND / FUND MANAGEMENT

        [The table below represents a line chart in the printed report.]



                                        GAM
                              International
                      GAM    Class A (after           MSCI            Average
            International     maximum sales           EAFE            1 Month
Date              Class A     load of 5.50%          Index       Deposit Rate
----        -------------    --------------          -----       ------------
1/2/85              10000             10000          10000              10000
1/31/85             10083           9528.43        10292.6              10053
2/28/85             10148           9589.86        10234.9            10117.7
3/31/85             10414           9841.23        11032.1            10207.2
4/30/85             10549            9968.8        10997.8            10270.2
5/31/85             10930           10328.8        11468.5            10352.7
6/30/85             11324           10701.2        11766.6            10418.5
7/31/85             11523           10889.2        12378.2            10474.6
8/31/85             11964             11306        12779.5            10553.6
9/30/85             12500           11812.5        13531.4            10624.7
10/31/85            13818             13058        14456.2            10682.5
11/30/85            14885           14066.3          15054            10763.3
12/31/85            15926           15050.1        15771.4              10839
1/31/86             16674           15756.9        16171.4            10912.7
2/28/86             17908           16923.1        17967.7            10979.2
3/31/86           19795.3           18706.5        20499.3            11052.3
4/30/86           21583.5           20396.4        21847.2            11108.7
5/31/86           20127.6           19020.6        20880.8            11182.5
6/30/86           20932.8           19781.5        22309.8            11248.6
7/31/86           20388.1           19266.8        23690.9            11301.7
8/31/86           22824.8           21569.4        26031.8            11371.9
9/30/86           22523.7           21284.9        25770.7            11430.2
10/31/86          21875.1             20672        24054.9            11488.1
11/30/86          22819.6           21564.6        25446.9            11539.7
12/31/86          23491.9           22199.8        26801.8              11604
1/31/87           25718.6           24304.1        29654.4            11665.8
2/28/87           26709.9           25240.9        30549.4              11721
3/31/87           28772.3           27189.8        33060.2            11785.3
4/30/87             30249           28585.3        36564.1            11835.1
5/31/87           30075.8           28421.6        36570.7            11910.4
6/30/87           29893.8           28249.6        35412.3            11983.9
7/31/87           30476.5           28800.3        35356.6            12054.7
8/31/87           31662.6           29921.2          38015            12117.6
9/30/87           31232.5           29514.7        37423.5            12194.8
10/31/87          26630.6             25166        32186.7            12272.1
11/30/87          25559.1           24153.3          32511            12339.7
12/31/87          26321.5           24873.8        33484.4            12429.3
1/31/88             24759           23397.2        34089.9            12499.4
2/29/88           26159.1           24720.4          36371            12563.9
3/31/88           27022.6           25536.3        38614.1            12642.1
4/30/88           27134.4             25642        39182.4            12708.6
5/31/88           26990.1           25505.6        37935.1            12775.9
6/30/88           26845.8           25369.3          36943            12863.4
7/31/88           27295.1           25793.9        38109.7            12941.9
8/31/88           26332.6           24884.3        35639.3            13020.5
9/30/88           27715.6           26191.3        37203.7            13122.9
10/31/88          29966.3           28318.2        40395.6            13205.9
11/30/88          31646.1           29905.6        42810.3            13289.5
12/31/88          31982.3           30223.3        43056.6            13412.2
1/31/89           31926.2           30170.2          43823            13503.3
2/28/89             31708           29964.1        44056.8            13611.2
3/31/89           31042.8           29335.5        43200.6            13725.2
4/30/89             31654           29913.1        43609.8            13829.8
5/31/89           30886.4           29187.6        41244.7            13933.7
6/30/89           31853.6           30101.7        40559.5              14062
7/31/89           35312.1             33370        45661.3            14163.6
8/31/89           35724.8           33759.9        43616.2            14259.6
9/30/89           35615.6           33656.8          45611            14383.8
10/31/89          34678.9           32771.6        43787.4            14479.3
11/30/89          36705.1           34686.4        45997.6            14576.1
12/31/89          39166.5           37012.4        47705.8            14704.3
1/31/90           38727.1           36597.1        45940.4            14792.6
2/28/90           37826.3           35745.8        42743.7            14886.1
3/31/90           38053.1           35960.1        38299.6            15007.1
4/30/90           36585.9           34573.7        38005.9            15099.7
5/31/90           39571.1           37394.7          42354            15197.8
6/30/90           41214.1           38947.3        41991.1            15322.2
7/31/90           42970.5           40607.1        42593.4            15415.2
8/31/90           37833.2           35752.4        38468.8            15532.5
9/30/90           37479.2           35417.8        33118.8            15633.6
10/31/90          38048.4           35955.8          38290            15724.3
11/30/90          36400.8           34398.8        36042.2            15843.2
12/31/90            36306           34309.1        36640.1            15956.8
1/31/91           37019.5           34983.4        37835.5            16040.7
2/28/91           38533.8           36414.5        41902.6            16144.7
3/31/91           37653.3           35582.4        39397.2            16238.9
4/30/91           36919.4           34888.8        39795.5            16312.6
5/31/91           37345.6           35291.6        40222.5            16405.6
6/30/91           36436.7           34432.7        37277.5            16484.2
7/31/91           37179.1           35134.2        39119.1            16567.1
8/31/91           37167.8           35123.6        38334.2            16646.3
9/30/91             38853           36716.1        40506.2            16725.7
10/31/91          39276.4           37116.2        41090.6            16787.1
11/30/91          39157.9           37004.2        39183.2            16868.6
12/31/91          41954.8           39647.3          41219            16943.2
1/31/92           41243.4             38975        40350.7            17004.7
2/29/92           41546.3           39261.2        38917.5            17058.1
3/31/92           40619.8           38385.7        36359.1            17119.6
4/30/92           41543.6           39258.7        36541.1              17166
5/31/92           43990.2           41570.7        38998.3            17229.8
6/30/92           45359.1           42864.4        37161.4            17288.1
7/31/92           46691.3           44123.3        36222.3            17344.2
8/31/92           49483.7           46762.1        38506.5            17393.9
9/30/92           47716.9           45092.5        37758.3            17441.2
10/31/92          44604.9           42151.6        35789.2            17485.3
11/30/92          43063.7           40695.2          36137            17531.5
12/31/92          43247.8           40869.2        36334.8              17591
1/31/93           44198.3           41767.4        36341.2              17636
2/28/93           46832.5           44256.7        37449.7            17677.9
3/31/93           48616.8           45942.9          40725            17726.8
4/30/93           50853.8           48056.8        44601.1            17771.4
5/31/93           52354.8           49475.3        45553.9            17812.5
6/30/93           51338.9           48515.3        44853.7            17862.4
7/31/93           52003.2             49143        46434.1            17907.5
8/31/93           58652.1           55426.3        48951.3            17949.5
9/30/93           60716.5           57377.1        47860.2            18000.7
10/31/93          66229.1           62586.5        49345.6            18044.5
11/30/93          65652.7           62041.8        45042.7            18091.5
12/31/93          77830.6           73549.9        48305.3            18145.3
1/31/94           76697.6           72479.3        52399.7            18189.8
2/28/94           72306.7           68329.9        52265.3            18232.1
3/31/94           69597.3           65769.5        50025.3            18289.8
4/30/94           67686.2           63963.5          52159            18341.6
5/31/94           68141.9           64394.1        51870.6              18395
6/30/94           70275.6           66410.4        52615.3            18465.6
7/31/94             70145           66287.1        53132.9            18535.1
8/31/94           69749.4           65913.2        54402.5            18599.7
9/30/94           70914.4           67014.1          52701            18676.4
10/31/94          72929.3           68918.2        54468.2            18746.4
11/30/94          70768.9           66876.6        51862.5            18817.5
12/31/94          69871.8           66028.9        52199.3            18924.1
1/31/95           72048.5           68085.8        50206.5            19006.5
2/28/95           76690.1           72472.1        50075.3            19092.8
3/31/95           82127.6           77610.6        53212.5            19202.5
4/30/95           82789.6           78236.1          55228            19290.8
5/31/95           85323.6           80630.8        54583.9            19391.5
6/30/95           83776.4           79168.7        53641.1            19489.3
7/31/95           84170.3           79540.9        56995.2            19578.7
8/31/95           82115.5           77599.1        54834.9            19665.3
9/30/95           84397.7           79755.8        55920.1            19776.6
10/31/95          86895.1           82115.9        54431.3              19860
11/30/95          88641.3           83766.1          55960              19946
12/31/95          90897.3           85897.9          58229            20060.8
1/31/96           89408.6           84491.1        58481.9            20139.8
2/29/96           86984.1             82200        58694.1            20221.9
3/31/96             86346             81597        59955.5            20327.5
4/30/96             84432           79788.2        61713.3              20414
5/31/96           83496.2           78903.9        60592.4            20503.9
6/30/96             84517           79868.6        60948.3            20591.3
7/31/96           87409.4           82601.9        59182.2            20668.1
8/31/96           88057.1           83213.9        59327.1            20772.2
9/30/96           89847.2           84905.6        60918.2            20864.4
10/31/96          91083.2           86073.6        60309.9            20939.3
11/30/96          99053.5           93605.6        62724.6            21041.8
12/31/96          99063.5             93615        61932.8            21138.8
1/31/97            101674           96081.7        59779.6            21234.6
2/28/97            106338            100490        60771.8            21321.7
3/31/97            104840           99074.2        61006.9              21418
4/30/97            109291            103280        61345.3            21512.1
5/31/97            113056            106838        65352.5              21617
6/30/97            118448            111934        68971.4            21715.8
7/31/97            131885            124631        70101.4            21798.2
8/31/97            118372            111861        64880.3            21913.3
9/30/97            127716            120692        68529.5            22019.4
10/31/97           118071            111577          63277            22123.4
11/30/97           120180            113571        62646.5            22217.7
12/31/97           127723            120698        63207.3              22334
1/31/98            131941            124685        66112.7            22443.9
2/28/98            138449            130834        70370.3            22540.3
3/31/98            147245            139146          72553            22649.8
4/30/98            147738            139613        73143.8            22753.4
5/31/98            149264            141055        72805.4            22854.5
6/30/98            149848            141606        73372.7            22965.6
7/31/98            155188            146653        74132.9            23073.9
8/31/98            141403            133626          64965            23182.4
9/30/98            133704            126350        62990.2            23287.2
10/31/98           128328            121270        69574.1            23391.2
11/30/98           130697            123509        73155.7            23490.9
12/31/98           136938            129407        76059.4            23600.5
1/31/99            129558            122433          75852            23699.8
2/28/99            125504            118601        74061.8            23787.9
3/31/99            122315            115588        77171.2            23885.7
4/30/99            123500            116707        80315.9            23980.7
5/31/99            120356            113737        76197.3            24078.1
6/30/99            120220            113608        79185.6            24173.3
7/31/99            115801            109432        81557.5            24279.6
8/31/99            115436            109087        81873.5              24386
9/30/99            111838            105686        82715.9            24492.3
10/31/99           116302            109905        85832.2            24603.4
11/30/99           127372            120366        88832.1            24710.8
12/31/99           146505            138447        96822.3            24845.2
1/31/00            136938            129407        90687.2            24965.8
2/29/00            156800            148176        93145.6            25081.5
3/31/00            144819            136854        96774.3            25206.7
4/30/00            125823            118903        91699.2            25333.6
5/31/00            113386            107150        89477.5              25468
6/30/00            119582            113005        92997.8            25604.5
7/31/00            117901            111417          89117            25747.7
8/31/00            116776            110354        89908.8            25891.2
9/30/00            114271            107986        85548.8            26030.2
10/31/00           111817            105667        83545.4            26175.2
11/30/00           109874            103831        80430.3            26315.7
12/31/00           113183            106958        83307.8            26461.6
1/31/01            108378            102417        83268.6            26607.1
2/28/01            104024           98303.1        77032.2            26719.5
3/31/01           97070.6           91731.7        71931.8            26838.8
4/30/01           98257.8           92853.6        76976.9            26948.6
5/31/01           95261.5           90022.1        74321.2            27048.4
6/30/01           92943.5           87831.6        71309.5            27137.6
7/31/01           90342.9           85374.1        70017.7            27224.9
8/31/01           89325.3           84412.4        68258.5            27309.6
9/30/01           79601.3           75223.2        61360.2            27392.2
10/31/01          81184.3           76719.1        62929.3            27451.2
11/30/01          83897.9           79283.6        65253.1            27500.9
12/31/01          85424.4             80726        65642.1            27548.4
1/31/02           82088.8           77573.9        62159.2            27590.9
2/28/02             82315           77787.6        62598.2            27628.6
3/31/02           85537.5           80832.9        66015.7            27669.7
4/30/02           87629.2           82809.6        66493.8            27709.5
5/31/02           88477.3             83611        67395.8            27750.7
6/30/02           85141.7           80458.9        64738.2            27790.6
7/31/02           77509.5           73246.5        58352.1            27831.9
8/31/02           76322.2           72124.5        58233.5            27872.6
9/30/02           69707.7           65873.7        51994.1              27912
10/31/02          72138.7             68171        54792.5            27953.4
11/30/02          74004.3           69934.1        57286.3              27991
12/31/02          72308.3           68331.3        55364.4            28023.1
1/31/03           69311.9           65499.8        53057.3            28053.6
2/28/03             66994           63309.3        51844.4            28080.5
3/31/03           65128.3           61546.3        50864.6            28110.3
4/30/03             69538           65713.5        55908.2            28138.5
5/31/03           74173.9           70094.4        59347.7            28167.7
6/30/03             75135           71002.6        60816.6            28196.6


NOTE: The graph compares the performance results of a hypothetical $10,000 investment in Class A and a comparable index. The performance of Class A is shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities. The performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.


AVERAGE ANNUAL TOTAL RETURN - CLASS A

         [The table below represents a bar chart in the printed report.]


                                                         GAM
                                               INTERNATIONAL
                                              (AFTER MAXIMUM            MSCI
                                    GAM           SALES LOAD            EAFE
                          INTERNATIONAL            OF 5.50%)           INDEX
                                      %                    %               %
-------------------------------------------------------------------------------
1 Year                           -11.75               -16.61           -6.06
5 Years                           -12.9               -13.88           -3.68
10 Years                           3.88                  3.3            3.09
15 Years                            7.1                  6.7            3.38
Since Inception                   11.52                11.18           10.26


ANNUAL PERFORMANCE - CLASS A

         [The table below represents a bar chart in the printed report.]


                                                       GAM
                                             INTERNATIONAL
                                            (AFTER MAXIMUM               MSCI
                                  GAM           SALES LOAD               EAFE
                        INTERNATIONAL            OF 5.50%)              INDEX
YEAR                                %                    %                  %
--------------------------------------------------------------------------------
1999                             6.99                  1.1               27.3
2000                           -22.74               -26.99             -13.96
2001                           -24.53               -28.68             -21.21
2002                           -15.35               -20.01             -15.66
2003*                            3.91                -1.81               9.85


                                                       GAM
                                             INTERNATIONAL
                                            CLASS A (AFTER
                                  GAM              MAXIMUM                MSCI
                        INTERNATIONAL           SALES LOAD                EAFE
                              CLASS A            OF 5.50%)               INDEX
YEAR                                %                    %                  %
--------------------------------------------------------------------------------
1999                             6.99                 1.10              27.30
2000                           (22.74)              (26.99)            (13.96)
2001                           (24.53)              (28.68)            (21.21)
2002                           (15.35)              (20.01)            (15.66)
2003*                            3.91                (1.81)              9.85

*6 months


----------
Sources used are the net asset value of the Fund which is computed daily, The Financial Times and Morgan Stanley Capital International.

The MSCI Europe, Australasia and Far East Index is a market value weighted, unmanaged index of the weighted share prices of some 1,093 companies listed on the stock exchanges of Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The combined market capitalization of these companies represents approximately 60% of the aggregate market value of the stock exchanges of the above 20 countries. The percentage change in the value of the index includes dividends reinvested.


                                       9
                                      ---
                 GAM INTERNATIONAL FUND / REPORT TO SHAREHOLDERS

THE FACTS - CLASS B SHARES

--------------------------------------------------------------------------------
                                                         GAM
                                               International   Average
                                         GAM         Class B      MSCI     Month
                               International  (with deferred      EAFE   Deposit
                                     Class B   sales charge)     Index      Rate

30 June, 2003                      US$ 13.22                  1,025.74
--------------------------------------------------------------------------------
                                           %           %             %         %
--------------------------------------------------------------------------------
Quarter to June, 2003                  15.16       10.16         19.57      0.31
--------------------------------------------------------------------------------
Jan - June, 2003                        3.52       (1.48)         9.85      0.62
--------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------
1 year to June, 2003                  (12.45)     (16.83)        (6.06)     1.46
--------------------------------------------------------------------------------
3 years to June, 2003                 (14.97)     (15.67)       (13.20)     3.27
--------------------------------------------------------------------------------
5 years to June, 2003                 (13.52)     (13.80)        (3.68)     4.19
--------------------------------------------------------------------------------
Since inception*                      (13.26)     (13.40)        (3.93)     4.22
--------------------------------------------------------------------------------

THE FACTS - CLASS C SHARES

--------------------------------------------------------------------------------
                                                       GAM
                                             International
                                            Class C (after
                                                   maximum
                                                sales load               Average
                                       GAM        of 1.00%      MSCI     1 Month
                             International    and deferred      EAFE     Deposit
                                   Class C   sales charge)      Index       Rate

30 June, 2003                    US$ 13.33       US$ 13.46   1,025.74
--------------------------------------------------------------------------------
                                         %              %           %          %
--------------------------------------------------------------------------------
Quarter to June, 2003                15.21          13.06       19.57       0.31
--------------------------------------------------------------------------------
Jan - June, 2003                      3.49           1.46        9.85       0.62
--------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------
1 year to June, 2003                (12.48)        (14.22)      (6.06)      1.46
--------------------------------------------------------------------------------
3 years to June, 2003               (14.99)        (15.27)     (13.20)      3.27
--------------------------------------------------------------------------------
5 years to June, 2003               (13.52)        (13.70)      (3.68)      4.19
--------------------------------------------------------------------------------
Since inception*                    (12.85)        (13.02)      (3.45)      4.22
--------------------------------------------------------------------------------

THE FACTS - CLASS D SHARES

--------------------------------------------------------------------------------
                                                        GAM
                                              International
                                             Class D (after   Average
                                       GAM          maximum      MSCI    1 Month
                             International       sales load      EAFE    Deposit
                                   Class D        of 3.50%)     Index       Rate

30 June, 2003                    US$ 13.11        US$ 13.59  1,025.74
--------------------------------------------------------------------------------
                                         %             %           %           %
--------------------------------------------------------------------------------
Quarter to June, 2003                15.30         11.27       19.57        0.31
--------------------------------------------------------------------------------
Jan - June, 2003                      3.80          0.17        9.85        0.62
--------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------
1 year to June, 2003                (12.13)       (15.21)      (6.06)       1.46
--------------------------------------------------------------------------------
3 years to June, 2003               (14.58)       (15.59)     (13.20)       3.27
--------------------------------------------------------------------------------
5 years to June, 2003               (13.08)       (13.70)      (3.68)       4.19
--------------------------------------------------------------------------------
Since inception*                     (1.52)        (1.97)       1.41        4.69
--------------------------------------------------------------------------------

* Inception was on 26th May, 1998 for Class B shares, 19th May, 1998 for Class C shares and 18th September, 1995 for Class D shares.


THE COMMENT

   During the six months to 30th June 2003, the Fund's Class A NAV achieved a return of 3.91% compared to a return by the index of 9.85%.

   In the middle of the second quarter, we decided to increase the Fund's Pacific exposure, having adopted a neutral bias to asset allocation for much of 2002 and the first quarter of 2003. The Pacific markets lagged those in Europe during the first quarter of 2003 because we believed the SARS virus resulted in fears that prospects for the region could be impaired. In addition, European valuations were boosted, relative to those in the Pacific because of the strength of the euro. However, the Pacific began to look attractive after the SARS issue was resolved and at the same time it was believed that the euro could not further appreciate without depressing equity valuations in Europe.

   We continue to believe in a strategy based upon stockpicking, founded upon rigorous analysis. Therefore, we will avoid the temptation to follow the crowd into sharply rallying "beta plays". A successful theme in the Fund during the first half of the year has been companies that have started to restructure their businesses and become less wasteful with shareholders' capital. Examples include Swiss Life, Reuters, Royal Sun Alliance and Vivendi Universal.

   In the Pacific region, markets enjoyed good gains during the period of between 5% to 15%. In terms of specific countries, we continue to be impressed by the dramatic change and progress that is being implemented in China. Its rapid growth is also the main driver of growth for the Pacific region. Despite a temporary loss of momentum following the SARS virus scare, China's exports for the first six months grew in excess of 25%. There is also no slowdown in foreign direct investment (FDI). We are taking advantage of China's growth by investing in companies which are benefiting from their proximity to, and activities in, the mainland. This includes Hong Kong-based property developers who are increasing their involvement in the Shanghai property market and the monopoly offshore oil provider, China National Offshore Oil Corporation (CNOOC), which is a significant beneficiary of China's huge appetite for oil.

   We have also maintained an overweight exposure to Singapore, where there are a number of cartel-like investments which will benefit from further consolidation. These investments also provide excellent dividend yields and there may be an increasing number of merger and acquisition transactions in the near future. Our stocks have rallied since SARS dissipated in the region in May.

   Japan also enjoyed revival during the first half of 2003 but we continue to maintain an underweight position in Japan and a disciplined stock selection strategy is being pursued.

   A new addition to the portfolio has been the Australian insurer, Promina, whose prospects are exciting and shares have gained an impressive 40% since listing in June 2003. Our holding in St George Bank also continues to perform well and the share price reached a new high of A$21.90 in June.

                                       10
                                      ----
                 GAM INTERNATIONAL FUND / REPORT TO SHAREHOLDERS

STATEMENT OF INVESTMENTS AS AT 30TH JUNE, 2003 (UNAUDITED)

                                                                         MARKET
                                                                          VALUE
   HOLDINGS   DESCRIPTION                                                   US$
--------------------------------------------------------------------------------
EQUITIES - 96.2%
              AUSTRALIA - 3.4%
   365,800    AWB                                                       953,275
  *434,000    Promina Group                                             687,931
    92,432    Rio Tinto                                               1,813,414
    44,000    St. George Bank                                           638,336
                                                                     ----------
                                                                      4,092,956
                                                                     ----------
              BELGIUM - 2.0%
    30,000    AGFA Gevaert                                              638,155
    64,410    UCB                                                     1,768,038
                                                                     ----------
                                                                      2,406,193
                                                                     ----------
              CHINA - 1.8%
   938,000    China Merchants Holdings                                  841,995
   878,000    CNOOC                                                   1,283,535
                                                                     ----------
                                                                      2,125,530
                                                                     ----------
              DENMARK - 1.2%
    75,000    Den Danske Bank                                         1,463,041
                                                                     ----------
                                                                      1,463,041
                                                                     ----------
              FINLAND - 0.3%
    26,250    UPM-Kymmene                                               383,833
                                                                     ----------
                                                                        383,833
                                                                     ----------
              FRANCE - 9.2%
    20,000    AGF                                                       825,333
     3,300    Air Liquide                                               490,126
   *75,000    Alstom                                                    258,851
    30,000    Autoroutes du sud de la France                            878,369
     5,250    Aventis                                                   289,370
    50,000    AXA                                                       777,129
    18,000    BNP Paribas                                               916,333
   *26,000    France Telecom                                            638,914
    13,000    Societe Generale                                          825,563
    63,600    Suez                                                    1,014,117
    17,000    Total SA                                                2,573,787
    23,345    Veolia Environnement                                      480,745
   *53,000    Vivendi Universal                                         966,435
                                                                     ----------
                                                                     10,935,072
                                                                     ----------
              GERMANY - 7.9%
     8,000    Allianz (Registered)                                      663,580
    27,065    Altana                                                  1,696,963
    35,000    Bayerische Motoren Werke                                1,346,889
    31,000    BERU                                                    1,797,463
    12,300    Deutsche Bank                                             795,968
   *72,000    Deutsche Telekom (Registered)                           1,098,358
    22,000    E.ON                                                    1,130,087
     5,775    Munchener Ruckversicherung (Registered)                   584,659
    10,465    RWE                                                       316,638
                                                                     ----------
                                                                      9,430,605
                                                                     ----------
              GREECE - 0.5%
    53,000    Hellenic Telecom                                          626,811
                                                                     ----------
                                                                        626,811
                                                                     ----------
              HONG KONG - 6.5%
   240,000    Cheung Kong Holdings                                    1,440,342
   116,500    Hang Seng Bank                                          1,228,769
   457,000    Henderson Land Development                              1,306,861
   493,000    Hong Kong & China Gas                                     622,718
   293,000    Sun Hung Kai Properties                                 1,476,619
   389,000    Swire Pacific A                                         1,696,043
                                                                     ----------
                                                                      7,771,352
                                                                     ----------
              ITALY - 1.5%
   150,000    Banca Intesa SpA                                          480,600
   110,000    Telecom Italia Savings                                    603,641
   145,000    TIM                                                       715,637
                                                                     ----------
                                                                      1,799,878
                                                                     ----------
              JAPAN - 16.2%
    18,400    Aiful                                                     785,951
    36,000    Canon                                                   1,654,862
    22,000    Fanuc                                                   1,092,062
    45,000    Fuji Photo Film                                         1,302,716
    16,200    Honda Motor                                               614,942
    23,000    Ito-Yokado                                                551,662
    16,300    JAFCO                                                     924,707
    38,000    KAO                                                       708,547
   183,000    Mitsubishi                                              1,271,756
   234,000    Mitsubishi Estate                                       1,587,135
    10,600    Nintendo                                                  772,018
    15,200    ORIX                                                      842,014
   102,000    RICOH                                                   1,669,578
    19,500    Secom                                                     572,644
   129,000    Sharp                                                   1,658,441
    34,200    Sony                                                      964,385
    27,400    Takeda Chemical                                         1,012,656
   100,000    TonenGeneral Sekiyu                                       704,126
    24,000    Toyota Motor                                              622,701
                                                                     ----------
                                                                     19,312,903
                                                                     ----------
              NETHERLANDS - 8.4%
    45,200    ABN AMRO Holding                                          865,806
    34,000    Fortis                                                    586,729
    69,000    Grolsch                                                 1,755,909
    30,000    ING Groep                                                 522,189
   *70,000    KPN                                                       496,879
    80,000    Royal Dutch Petroleum                                   3,720,095
    77,473    Telegraaf Holdings                                      1,247,803
    15,000    Unilever                                                  806,235
                                                                     ----------
                                                                     10,001,645
                                                                     ----------
              PORTUGAL - 0.5%
    80,000    Portugal Telecom                                          574,305
                                                                     ----------
                                                                        574,305
                                                                     ----------
              SINGAPORE - 5.2%
 1,164,000    Capitaland                                                819,742
   168,000    DBS Group Holdings                                        982,763
   821,000    Hong Kong Land Holdings                                 1,026,250
   230,000    Keppel                                                    640,068
 1,145,000    Singapore Exchange                                        890,899
    85,000    Singapore Press Holdings                                  883,430
   130,000    United Overseas Bank                                      915,519
                                                                     ----------
                                                                      6,158,671
                                                                     ----------
              SPAIN - 2.8%
    86,000    Banco Bilbao Vizcaya Argentaria                           905,289
   140,000    Banco Santander                                         1,228,911
  *100,000    Telefonica                                              1,163,105
                                                                     ----------
                                                                      3,297,305
                                                                     ----------
              SWITZERLAND - 7.3%
    30,000    Compagnie Financiere Richemont                            485,983
    22,000    Credit Suisse Group (Registered)                          580,147
    10,130    Nestle (Registered)                                     2,094,338
    44,000    Novartis (Registered)                                   1,744,508
    36,600    Roche Holding Genussscheine                             2,876,507
    *4,850    Swiss Life Holding                                        492,390
    *4,030    Zurich Financial Services                                 481,430
                                                                     ----------
                                                                      8,755,303
                                                                     ----------

                                       11
                                      ----
                GAM INTERNATIONAL FUND / STATEMENT OF INVESTMENTS

                                                                         MARKET
                                                                          VALUE
   HOLDINGS   DESCRIPTION                                                   US$
--------------------------------------------------------------------------------
              UNITED KINGDOM - 21.5%
    80,000    Anglo American                                          1,223,331
    65,000    Barratt Developments                                      464,204
   238,500    BHP Billiton                                            1,257,741
    50,000    Bovis Homes Group                                         352,121
   490,000    BP                                                      3,404,208
  *100,000    British Sky Broadcasting                                1,110,090
   205,000    BT Group                                                  690,500
   350,000    Cable & Wireless                                          653,821
*1,250,000    Corus Group                                               309,966
   200,000    Daily Mail & General Trust A                            1,884,591
   420,000    EMI Group                                                 847,074
    70,000    GlaxoSmithKline                                         1,415,262
   120,000    HSBC Holdings                                           1,420,386
    88,700    Intertek Group                                            635,660
   340,000    Legal & General                                           472,140
   124,000    Lloyds TSB Group                                          881,972
  *436,000    Marconi                                                   443,276
    50,000    Persimmon                                                 394,276
   255,000    Reuters Group                                             740,880
    60,730    Rio Tinto                                               1,144,512
    73,000    RMC Group                                                 557,240
   170,000    Royal & Sun Alliance Insurance                            389,937
    29,730    Royal Bank of Scotland                                    835,519
    60,000    Scottish & Southern Energy                                618,939
   155,000    SIG                                                       649,564
    85,000    Smiths Group                                              987,840
    75,000    United Utilities                                          730,279
   180,000    Xstrata                                                 1,197,707
                                                                   ------------
                                                                     25,713,036
                                                                   ------------
TOTAL EQUITIES (COST $125,280,611)                                  114,848,439
                                                                   ------------
PREFERRED SHARES - 1.0%
              GERMANY - 1.0%
     2,685    Porsche Pfd                                             1,133,647
                                                                   ------------
TOTAL PREFERRED SHARES (COST $941,753)                                1,133,647
                                                                   ------------
TOTAL INVESTMENTS (COST $126,222,364) - 97.2%                       115,982,086
OTHER ASSETS LESS LIABILITIES - 2.8%                                  3,381,405
                                                                   ------------
TOTAL NET ASSETS - 100.0%                                           119,363,491
                                                                   ============

*Non-income producing security.

See notes to financial statements.

GEOGRAPHIC ANALYSIS AS AT
30TH JUNE, 2003

         [The table below represents a pie chart in the printed report.]

              UNITED KINGDOM                                   21.5%
              BELGIUM                                           2.0%
              HONG KONG                                         6.5%
              DENMARK                                           1.2%
              FRANCE                                            9.2%
              OTHER                                             1.3%
              GERMANY                                           8.9%
              CHINA                                             1.8%
              JAPAN                                            16.2%
              NETHERLANDS                                       8.4%
              ITALY                                             1.5%
              SINGAPORE                                         5.2%
              SPAIN                                             2.8%
              SWITZERLAND                                       7.3%
              OTHER ASSETS LESS LIABILITIES                     2.8%
              AUSTRALIA                                         3.4%


INVESTMENT ANALYSIS AS AT
30TH JUNE, 2003

         [The table below represents a pie chart in the printed report.]

              BANKS                                            12.5%
              CAPITAL GOODS                                     4.3%
              COMMERCIAL SERVICES & SUPPLIES                    1.0%
              CONSUMER DURABLES & APPAREL                       5.9%
              DIVERSIFIED FINANCIALS                            5.8%
              ENERGY                                            9.8%
              FOOD, BEVERAGE & TOBACCO                          4.7%
              INSURANCE                                         4.5%
              MATERIALS                                         7.6%
              MEDIA                                             6.4%
              PHARMACEUTICALS & BIOTECHNOLOGY                   9.1%
              REAL ESTATE                                       6.4%
              OTHER                                             1.2%
              TECHNOLOGY HARDWARE & EQUIPMENT                   3.2%
              TELECOMMUNICATION SERVICES                        6.1%
              UTILITIES                                         4.1%
              OTHER ASSETS LESS LIABILITIES                     2.8%
              AUTOMOBILES & COMPONENTS                          4.6%


                                       12
                                      ----
                GAM INTERNATIONAL FUND / STATEMENT OF INVESTMENTS

                            ------------------------
                             GAM PACIFIC BASIN FUND
----------------------------                        ----------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

[PHOTO OMITTED]

MICHAEL S. BUNKER, INVESTMENT DIRECTOR AND CHIEF INVESTMENT OFFICER, HAS OVERALL RESPONSIBILITY FOR PACIFIC INVESTMENTS INCLUDING JAPAN. PRIOR TO JOINING GAMIN 1985, HE WORKED FOR J. ROTHSCHILD CHARTERHOUSE MANAGEMENT LTD. IN HONG KONG. HE HAS OVER 31 YEARS INVESTMENT EXPERIENCE, PRIMARILY IN ASIAN MARKETS. HE COMMENCED MANAGEMENT OF GAMPACIFIC BASIN ON 6TH MAY, 1987. MR. BUNKER ALSO MANAGED THE OFFSHORE FUND GAMPACIFIC, INC. MR. BUNKER IS NOW BASED IN LONDON, HAVING LIVED IN HONG KONG FOR THREE YEARS.

[PHOTO OMITTED]

JOHN MYTTON IS THE INVESTMENT DIRECTOR RESPONSIBLE FOR ASIA EX JAPAN INVESTMENTS AS A MEMBER OF THE PACIFIC TEAM. PRIOR TO JOINING GAM IN 1995 HE WAS DIRECTOR OF SWISS BANK CORPORATION INTERNATIONAL FINANCE (ASIA). FROM 1978 TO 1990 HE WAS AN INTERNATIONAL EXECUTIVE WITH HONG KONG AND SHANGHAI BANKING CORP WORKING IN HONG KONG, OMAN AND SINGAPORE. MR. MYTTON IS BASED IN HONG KONG.

   The Fund's investment objective is to seek long-term capital appreciation, generally through investment in equity securities issued by companies with principal offices in the Pacific Basin, including Japan, Hong Kong, Singapore, Malaysia, Thailand, Vietnam, Indonesia, the Philippines, Korea, China, Taiwan, India, Australia and New Zealand. However, if the Fund determines that the long-term capital appreciation of debt securities may equal or exceed the return on equity securities, it may be invested substantially in debt securities of Pacific Basin companies and their governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.

   Investments in securities of foreign  issuers  involve  additional  risks and
expenses   including   currency  rate   fluctuations,   political  and  economic
instability, foreign taxes and different accounting and reporting standards.


REPORT TO SHAREHOLDERS
--------------------------------------------------------------------------------

THE FACTS - CLASS A SHARES
--------------------------------------------------------------------------------
                                                      GAM
                                            Pacific Basin
                                           Class A (after     Average
                                     GAM          maximum        MSCI    1 Month
                           Pacific Basin       sales load     Pacific    Deposit
                                 Class A        of 5.50%)       Index       Rate

30 June, 2003                   US$ 7.19         US$ 7.61    1,274.31
--------------------------------------------------------------------------------
                                       %                %           %         %
--------------------------------------------------------------------------------
Quarter to June, 2003              11.82             5.67       12.64      0.31
--------------------------------------------------------------------------------
Jan - June, 2003                    3.90            (1.81)       6.40      0.62
--------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------
1 year to June, 2003              (11.01)          (15.91)      (9.24)     1.46
--------------------------------------------------------------------------------
5 years to June, 2003               2.99             1.83       (1.50)     4.19
--------------------------------------------------------------------------------
10 years to June, 2003             (0.58)           (1.14)      (3.70)     4.67
--------------------------------------------------------------------------------
15 years to June, 2003              4.02             3.63       (2.45)     5.37
--------------------------------------------------------------------------------
Since inception                     3.66             3.30       (2.11)     5.51
--------------------------------------------------------------------------------

   Performance is calculated on a total return basis. Class A inception was on 6th May, 1987, Class B on 26th May, 1998, Class C on 1st June, 1998 and Class D on 18th October, 1995. Past performance is not necessarily indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                                       13
                                      ----
                    GAM PACIFIC BASIN FUND / FUND MANAGEMENT

         [The table below represents a line chart in the printed report.]

                                          GAM
                                Pacific Basin
                               Class A (after                            Average
              GAM Pacific       maximum sales    MSCI Pacific            1 Month
Date        Basin Class A      load of 5.50%)           Index       Deposit Rate
----        -------------      --------------    ------------       ------------
5/6/87              10000               10000           10000              10000
5/31/87             10394             9822.33         9646.93            10042.1
6/30/87             10212             9650.34         9013.78              10104
7/31/87             10769             10176.7         8801.83            10163.8
8/31/87             11222             10604.8         9848.74            10216.7
9/30/87             11658             11016.8         9564.74            10281.9
10/31/87             7915             7479.67         8525.66              10347
11/30/87             8044             7601.58         8865.12              10404
12/31/87             8245             7791.52         9002.51            10479.6
1/31/88              8499             8031.56         9450.35            10538.7
2/29/88              8832             8346.24         10118.3            10593.1
3/31/88              9223             8715.74         10907.9              10659
4/30/88              9638             9107.91           11047            10715.1
5/31/88              9581             9054.04         10626.8            10771.8
6/30/88              9898             9353.61         10266.8            10845.6
7/31/88             10219             9656.96         10734.5            10911.7
8/31/88              9541             9016.25         9941.12              10978
9/30/88              9490             8968.05         10326.2            11064.4
10/31/88             9654             9123.03         11176.3            11134.4
11/30/88            10080              9525.6         12100.1            11204.8
12/31/88            10159             9600.25         12170.2            11308.3
1/31/89             10685             10097.3         12283.5            11385.1
2/28/89             10562             9981.09         12441.9            11476.1
3/31/89             10799             10205.1         12048.1            11572.2
4/30/89             11351             10726.7         12056.7            11660.4
5/31/89             11228             10610.5         11384.2              11748
6/30/89             11143             10530.1         10878.1            11856.2
7/31/89             12175             11505.4         12291.2            11941.8
8/31/89             12449             11764.3         11532.2            12022.7
9/30/89             13085             12365.3         12238.5            12127.5
10/31/89            13176             12451.3         11912.3              12208
11/30/89            13728               12973         12480.7            12289.6
12/31/89          14561.5             13760.7         12495.8            12397.7
1/31/90           14309.4             13522.4         11790.2            12472.2
2/28/90           13533.8             12789.4         10647.4              12551
3/31/90           13333.4             12600.1         8731.57              12653
4/30/90           13485.9             12744.2         8791.46            12731.1
5/31/90           14489.8             13692.8         10014.2            12813.8
6/30/90           14768.5             13956.2         9612.32            12918.7
7/31/90             15376             14530.4         9540.73            12997.1
8/31/90           14435.3             13641.4         8632.19              13096
9/30/90           12890.3             12181.3         7280.43            13181.3
10/31/90          14163.1             13384.1         8855.04            13257.7
11/30/90          13411.8             12674.2          7874.6              13358
12/31/90          13374.9             12639.3         8211.34            13453.8
1/31/91           13839.2               13078         8469.01            13524.5
2/28/91           14672.4             13865.4         9514.35            13612.1
3/31/91           14853.4             14036.4         8997.57            13691.6
4/30/91           15058.5             14230.3         9230.35            13753.7
5/31/91           15032.5             14205.7         9196.25            13832.2
6/30/91           14516.7             13718.3         8596.99            13898.4
7/31/91           15140.2             14307.5         8888.39            13968.3
8/31/91           14658.4             13852.2         8439.19            14035.1
9/30/91           15289.8             14448.8         9104.53            14102.1
10/31/91          15559.6             14703.8         9493.46            14153.8
11/30/91          15114.1             14282.8         8884.51            14222.5
12/31/91          15611.1             14752.5         9158.66            14285.4
1/31/92           15906.5             15031.6         8805.37            14337.3
2/29/92           15608.6             14750.2         8190.11            14382.3
3/31/92           14746.7             13935.7         7412.77            14434.1
4/30/92           14873.1             14055.1         7074.53            14473.3
5/31/92           15696.3               14833         7627.96              14527
6/30/92           15348.2               14504         7029.66            14576.2
7/31/92           14733.3               13923         6933.51            14623.5
8/31/92             15366             14520.8         7884.96            14665.4
9/30/92           15271.2             14431.3         7705.92            14705.3
10/31/92          15614.6             14755.8         7435.42            14742.5
11/30/92          15371.9             14526.4         7577.19            14781.4
12/31/92          15554.2             14698.7            7492            14831.6
1/31/93           15595.7               14738         7479.59            14869.5
2/28/93           16204.9             15313.6         7843.84            14904.8
3/31/93           17253.6             16304.6         8793.07            14946.1
4/30/93           18934.8             17893.4         10195.7            14983.7
5/31/93           19457.6             18387.4           10494            15018.4
6/30/93           18934.5             17893.1         10323.6            15060.5
7/31/93           19742.3             18656.5         10935.6            15098.4
8/31/93           20589.2             19456.8         11260.8            15133.9
9/30/93           20721.7               19582         10841.3            15177.1
10/31/93          21685.2             20492.5         11083.6              15214
11/30/93          20384.2             19263.1         9521.45            15253.6
12/31/93          23566.6             22270.5         10186.8            15298.9
1/31/94           25148.8             23765.6         11367.6            15336.5
2/28/94           24820.6             23455.4         11662.3            15372.1
3/31/94           23081.3             21811.8         11020.3            15420.8
4/30/94           24594.4             23241.7         11498.5            15464.4
5/31/94           25292.2             23901.2         11773.7            15509.4
6/30/94           25168.2             23783.9         12160.6              15569
7/31/94           25820.5             24400.3         11901.4            15627.6
8/31/94           27166.1             25671.9           12110            15682.1
9/30/94           26234.7             24791.8         11808.6            15746.7
10/31/94          26520.3             25061.7         12109.1            15805.8
11/30/94          24970.3               23597         11435.2            15865.6
12/31/94            25314             23921.7         11513.9            15955.5
1/31/95           22609.1             21365.6         10788.6              16025
2/28/95           22400.8             21168.7         10523.3            16097.8
3/31/95           22784.3             21531.2         11333.2            16190.3
4/30/95           23476.7             22185.5         11817.2            16264.8
5/31/95           24166.2             22837.1         11346.5            16349.6
6/30/95           24177.7               22848         10867.7            16432.1
7/31/95             25630             24220.4         11653.3            16507.5
8/31/95           25698.2             24284.8         11216.2            16580.5
9/30/95             25853             24431.1           11322            16674.4
10/31/95          25506.3             24103.4         10773.3            16744.7
11/30/95          25378.3             23982.5         11304.8            16817.1
12/31/95          26452.8             24997.9         11858.4            16913.9
1/31/96           27793.4             26264.8         11880.4            16980.6
2/29/96           27356.9             25852.3         11748.2            17049.8
3/31/96           27419.3             25911.2         12110.3            17138.8
4/30/96           28479.3             26912.9         12728.9            17211.7
5/31/96           27964.9             26426.8         12178.4            17287.6
6/30/96           27559.6             26043.8         12182.7            17361.3
7/31/96           25922.8             24497.1         11624.8              17426
8/31/96           26265.1             24820.5         11320.6            17513.8
9/30/96           26784.4             25311.2         11691.9            17591.5
10/31/96          25808.7             24389.2           11151            17654.7
11/30/96          27240.7             25742.5         11455.6            17741.1
12/31/96          26349.4             24900.2           10862            17822.8
1/31/97           26418.5             24965.5         9949.78            17903.7
2/28/97           26211.3             24769.7         10158.7              17977
3/31/97           25555.2             24149.6         9788.13            18058.3
4/30/97           25917.8             24492.3         9993.22            18137.6
5/31/97           28300.6             26744.1         10972.5              18226
6/30/97             28974             27380.5         11653.7            18309.4
7/31/97           29112.2               27511         11376.7            18378.8
8/31/97           24803.8             23439.6         10249.9            18475.8
9/30/97           24963.3             23590.3         10212.1            18565.3
10/31/97          20551.7             19421.4         8973.63              18653
11/30/97          19860.8             18768.4         8481.12            18732.6
12/31/97          18445.9             17431.4         8109.88            18830.5
1/31/98           17132.4             16190.1         8550.96            18923.2
2/28/98           19093.1               18043          8859.2            19004.5
3/31/98           19131.2               18079         8372.36            19096.9
4/30/98           18312.6             17305.4         8207.88            19184.2
5/31/98           16675.5             15758.4          7651.8            19269.4
6/30/98           15419.2             14571.1         7638.09            19363.1
7/31/98           15209.8             14373.2         7506.29            19454.4
8/31/98           12963.2             12250.2         6620.15            19545.8
9/30/98           13211.3             12484.7         6599.74            19634.2
10/31/98          16126.5             15239.5         7744.05            19721.9
11/30/98          17925.2             16939.3         8101.09              19806
12/31/98          17709.3             16735.3         8328.26            19898.4
1/31/99             17365             16409.9         8389.73            19982.2
2/28/99           17085.3             16145.6         8227.27            20056.4
3/31/99           19000.4             17955.4         9265.71            20138.9
4/30/99           21711.7             20517.5         9886.63              20219
5/31/99           21066.1             19907.5         9298.98            20301.1
6/30/99           23583.7             22286.6           10156            20381.3
7/31/99           23454.6             22164.6         10930.7              20471
8/31/99           23056.5             21788.4         10821.2            20560.7
9/30/99             22669             21422.2         11321.9            20650.3
10/31/99          24111.4             22785.2         11761.6              20744
11/30/99            26501             25043.4         12346.9            20834.5
12/31/99          30974.2             29270.6         13155.3            20947.8
1/31/00             28985             27390.9         12522.1            21049.5
2/29/00           27258.2               25759         12248.9            21147.1
3/31/00           27520.5             26006.9         13100.3            21252.7
4/30/00           26099.6             24664.2         12191.1            21359.6
5/31/00           23585.9             22288.6         11483.9            21472.9
6/30/00           25881.1             24457.6         12372.1              21588
7/31/00           24529.9             23180.8         11196.1            21708.8
8/31/00           26468.4             25012.7         11807.4            21829.8
9/30/00           24654.2             23298.2         11186.6            21946.9
10/31/00          22889.6             21630.7         10546.1            22069.2
11/30/00          22864.8             21607.2         10181.2            22187.7
12/31/00          23784.3             22476.2         9781.75            22310.7
1/31/01           24927.6             23556.5         9752.76            22433.4
2/28/01           24132.3               22805         9337.95            22528.1
3/31/01           21870.6             20667.8         8898.95            22628.7
4/30/01           22442.3             21207.9         9485.17            22721.3
5/31/01           22467.1             21231.4            9450            22805.4
6/30/01           21870.6             20667.8         8999.43            22880.6
7/31/01           20230.3             19117.7          8415.3            22954.2
8/31/01             19609             18530.5         8217.55            23025.7
9/30/01           17098.9             16158.4         7360.15            23095.3
10/31/01          17819.6             16839.5         7438.01            23145.1
11/30/01          19236.2             18178.2         7652.69            23186.9
12/31/01          19633.9               18554         7314.85              23227
1/31/02           19534.5             18460.1         6908.58            23262.9
2/28/02           19584.2               18507         7094.59            23294.6
3/31/02             20454               19329         7484.06            23329.3
4/30/02           20975.9             19822.3         7819.47            23362.8
5/31/02             21473               20292         8230.74            23397.6
6/30/02           20081.2             18976.8         7802.74            23431.2
7/31/02           18813.7               17779         7277.15              23466
8/31/02           18515.5             17497.1         7226.45            23500.3
9/30/02           17347.4             16393.3         6872.68            23533.6
10/31/02          17223.1             16275.9         6599.36            23568.5
11/30/02            17919             16933.5         6840.44            23600.2
12/31/02          17198.3             16252.4            6656            23627.2
1/31/03           16750.9             15829.6         6471.06            23652.9
2/28/03           16726.1             15806.1         6477.81            23675.6
3/31/03           15980.5             15101.6         6287.11            23700.8
4/30/03             16055               15172         6345.13            23724.6
5/31/03           16974.6               16041         6658.25            23749.1
6/30/03           17869.3             16886.5         7081.82            23773.5


NOTE: The graph compares the performance results of a hypothetical $10,000 investment in Class A and a comparable index. The performance of Class A is shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities. The performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.


AVERAGE ANNUAL TOTAL RETURN - CLASS A

         [The table below represents a bar chart in the printed report.]

                                                      GAM
                                            PACIFIC BASIN
                                           (AFTER MAXIMUM                MSCI
                                  GAM          SALES LOAD             PACIFIC
                        PACIFIC BASIN            OF 5.50%)              INDEX
Period                              %                    %                  %
--------------------------------------------------------------------------------
1 Year                         -11.01               -15.91              -9.24
5 Years                          2.99                 1.83               -1.5
10 Years                        -0.58                -1.14               -3.7
15 Years                         4.02                 3.63              -2.45
Since Inception                  3.66                  3.3              -2.11


ANNUAL PERFORMANCE - CLASS A

         [The table below represents a bar chart in the printed report.]


                                                      GAM
                                            PACIFIC BASIN
                                           (AFTER MAXIMUM                MSCI
                                  GAM          SALES LOAD             PACIFIC
                        PACIFIC BASIN            OF 5.50%)              INDEX
YEAR                                %                    %                  %
--------------------------------------------------------------------------------
1999                             74.9                65.28              57.96
2000                           -23.21               -27.44             -25.64
2001                           -17.45               -21.99             -25.22
2002                           -12.41               -17.22              -9.01
2003*                             3.9                -1.81                6.4


                                                       GAM
                                             PACIFIC BASIN
                                                   CLASS A
                                  GAM       (AFTER MAXIMUM                MSCI
                        PACIFIC BASIN           SALES LOAD             PACIFIC
                              CLASS A            OF 5.50%)               INDEX
YEAR                                %                    %                   %
--------------------------------------------------------------------------------
1999                            74.91                65.28              57.96
2000                           (23.21)              (27.44)            (25.64)
2001                           (17.45)              (21.99)            (25.22)
2002                           (12.41)              (17.22)             (9.01)
2003*                            3.90                (1.81)              6.40

*6 months


----------
Sources used are the net asset value of the Fund which is computed daily, The Financial Times and Morgan Stanley Capital International.

The MSCI Pacific Index is an arithmetical average weighted by market value of the performance of some 410 securities listed on the stock exchanges of Australia, Hong Kong, New Zealand, Singapore/Malaysia and Japan. The combined market capitalization of these companies represents approximately 60% of the aggregate market value of the stock exchanges of the above 5 countries. The percentage change in the value of the index includes dividends reinvested.

                                       14
                                      ----
                 GAM PACIFIC BASIN FUND / REPORT TO SHAREHOLDERS

THE FACTS - CLASS B SHARES
--------------------------------------------------------------------------------
                                                        GAM
                                              Pacific Basin              Average
                                       GAM          Class B      MSCI    1 Month
                             Pacific Basin   (with deferred    Pacific   Deposit
                                   Class B    sales charge)      Index      Rate

30 June, 2003                     US$ 7.28                    1,274.31
--------------------------------------------------------------------------------
                                         %                %          %         %
Quarter to June, 2003               11.49             6.49       12.64      0.31
--------------------------------------------------------------------------------
Jan - June, 2003                     2.97            (2.03)       6.40      0.62
--------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------
1 year to June, 2003               (12.61)          (16.97)      (9.24)     1.46
--------------------------------------------------------------------------------
3 years to June, 2003              (12.78)          (13.56)     (16.97)     3.27
--------------------------------------------------------------------------------
5 years to June, 2003                0.57             0.23       (1.50)     4.19
--------------------------------------------------------------------------------
Since inception*                    (1.53)           (1.70)      (1.91)     4.22
--------------------------------------------------------------------------------

THE FACTS - CLASS C SHARES
--------------------------------------------------------------------------------

                                                       GAM
                                             Pacific Basin
                                                   Class C
                                            (after maximum
                                                sales load               Average
                                      GAM         of 1.00%        MSCI   1 Month
                            Pacific Basin     and deferred     Pacific   Deposit
                                  Class C    sales charge)       Index      Rate

30 June, 2003                    US$ 5.96         US$ 6.02    1,274.31
--------------------------------------------------------------------------------
                                        %                %           %         %
--------------------------------------------------------------------------------
Quarter to June, 2003               10.58             8.47       12.64      0.31
--------------------------------------------------------------------------------
Jan - June, 2003                     1.53            (0.48)       6.40      0.62
--------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------
1 year to June, 2003               (14.86)          (16.55)      (9.24)     1.46
--------------------------------------------------------------------------------
3 years to June, 2003              (14.52)          (14.80)     (16.97)     3.27
--------------------------------------------------------------------------------
5 years to June, 2003               (3.05)           (3.24)      (1.50)     4.19
--------------------------------------------------------------------------------
Since inception*                    (3.98)           (4.17)      (0.89)     4.21
--------------------------------------------------------------------------------

THE FACTS - CLASS D SHARES
--------------------------------------------------------------------------------
                                                       GAM
                                             Pacific Basin
                                            Class D (after               Average
                                      GAM          maximum        MSCI   1 Month
                            Pacific Basin       sales load     Pacific   Deposit
                                  Class D        of 3.50%)       Index      Rate

30 June, 2003                    US$ 6.69         US$ 6.93    1,274.31
--------------------------------------------------------------------------------
                                        %                %           %         %
--------------------------------------------------------------------------------
Quarter to June, 2003               11.31             7.42       12.64      0.31
--------------------------------------------------------------------------------
Jan - June, 2003                     2.92            (0.68)       6.40      0.62
--------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------
1 year to June, 2003               (13.12)          (16.16)      (9.24)     1.46
--------------------------------------------------------------------------------
3 years to June, 2003              (13.07)          (14.09)     (16.97)     3.27
--------------------------------------------------------------------------------
5 years to June, 2003                1.55             0.83       (1.50)     4.19
--------------------------------------------------------------------------------
Since inception*                    (5.66)           (6.09)      (5.53)     4.68
--------------------------------------------------------------------------------

* Inception was on 26th May, 1998 for Class B shares, 1st June, 1998 for Class C shares and 18th October, 1995 for Class D shares.

THE COMMENT

   For the six months to end of June 2003 the Pacific region's markets enjoyed good gains with most markets gaining between 5% to 15%, in contrast to 2002 when the region's markets declined by between 10% and 20%.

   The Fund's Class A shares during the same period gained 3.90% against a MSCI Pacific gain of 6.40%, with the MSCI Pacific Index declining by 5.54% in the first quarter before sharply reversing this loss to gain 12.6% in the 2nd quarter, on the back of renewed confidence about the global economy and markets.

   In terms of individual economies, we continue to be impressed by the dramatic change and progress that is being implemented in China, whose rapid growth is also serving as the main driver of growth for the region as a whole. Despite a temporary loss of momentum following the "SARS" virus scare, China's exports for the first six months grew in excess of 25%. There is no sign furthermore of any slowdown in the levels of Foreign Direct Investment (FDI) that China continues to attract.

   We are taking advantage of China's growth by investing in companies who are benefiting from their proximity to and activities in the mainland. This includes the likes of Hong Kong based property developers who are significantly increasing their involvement in the Shanghai property market, and the monopoly offshore oil provider - China National Offshore Oil Corporation (CNOOC), which is a significant beneficiary of China's seemingly insatiable appetite for oil, and its joint ventures with foreign oil majors who are keen to exploit CNOOC's extensive oil interests.

   The Fund has also maintained an overweight exposure to Singapore, where there has been considerable consolidation in the banking and rig building sectors, where there are now 3 and 2 major participants, respectively in each sector, which has enhanced prospects for the survivors.

   The equity markets in Japan enjoyed an impressive revival in the first 6 months of 2003 following a disappointing 2002, as evidenced by the Tokyo Stock Exchange Large Cap Index gaining 5.74% and the TSE 6.65% during the period. Nevertheless, whilst there are signs that the authorities in Japan are beginning to tackle some of the difficulties in the banking and financial sectors, it will be a slow process. As a consequence, the Fund continues to maintain an underweight position in Japan, and a disciplined stock selection strategy is still being pursued.

   The strength and attractive yield offered by the Australian dollar, plus the stable performance of the Australian economy, prompted us to place the Fund's cash into Australian dollars at the end of last year, and this strategy has generated good returns. A new addition to the portfolio has been the Australian insurer "Promina", whose prospects are exciting and shares have gained an impressive 40% since listing in June of this year.

                                       15
                                      ----
                 GAM PACIFIC BASIN FUND / REPORT TO SHAREHOLDERS

STATEMENT OF INVESTMENTS AS AT 30TH JUNE, 2003 (UNAUDITED)

                                                                         MARKET
                                                                          VALUE
   HOLDINGS   DESCRIPTION                                                   US$
--------------------------------------------------------------------------------
EQUITIES - 85.2%
              AUSTRALIA - 11.6%
     18,000   AMP                                                        60,086
     68,000   AWB                                                       177,208
   *124,000   Promina Group                                             196,552
     14,275   Rio Tinto                                                 280,060
     25,000   St. George Bank                                           362,691
                                                                     ----------
                                                                      1,076,597
                                                                     ----------
              CHINA - 3.8%
    125,000   China Merchants Holdings                                  112,206
    162,000   CNOOC                                                     236,825
                                                                     ----------
                                                                        349,031
                                                                     ----------
              HONG KONG - 16.4%
     34,000   Cheung Kong Holdings                                      204,048
     16,900   Hang Seng Bank                                            178,251
     50,000   Henderson Land Development                                142,983
    138,321   Hong Kong & China Gas                                     174,716
     52,000   Hong Kong Exchanges & Clearing                             75,351
     10,400   HSBC Holdings                                             123,696
    139,417   Kerry Properties                                          160,904
     54,000   Sun Hung Kai Properties                                   272,141
     42,000   Swire Pacific A                                           183,120
                                                                     ----------
                                                                      1,515,210
                                                                     ----------
              JAPAN - 37.1%
      3,000   Aiful                                                     128,144
      5,000   Canon                                                     229,842
      2,400   Fanuc                                                     119,134
      7,000   Fuji Photo Film                                           202,645
      2,300   Honda Motor                                                87,306
      4,000   Ito-Yokado                                                 95,941
      3,000   JAFCO                                                     170,191
      6,000   KAO                                                       111,876
      9,000   Konica                                                    102,640
     35,000   Mitsubishi                                                243,232
     24,000   Mitsubishi Estate                                         162,783
      1,200   Nintendo                                                   87,398
         29   Nippon Telegraph and Telephone                            113,953
         14   Nippon Unipac Holding                                      54,778
     10,000   Nomura Holdings                                           127,143
      3,000   ORIX                                                      166,187
     14,000   RICOH                                                     229,158
      2,500   Secom                                                      73,416
     14,000   Sharp                                                     179,986
      5,100   Sony                                                      143,812
     18,000   Sumitomo                                                   83,194
      4,200   Takeda Chemical                                           155,225
     26,000   TonenGeneral Sekiyu                                       183,073
      7,000   Toyota Motor                                              181,621
                                                                     ----------
                                                                      3,432,678
                                                                     ----------
              KOREA, REPUBLIC OF - 1.6%
      4,840   Kookmin Bank                                              145,869
                                                                     ----------
                                                                        145,869
                                                                     ----------
              PHILIPPINES - 0.3%
*+4,515,000   Cebu Holdings                                              22,801
                                                                     ----------
                                                                         22,801
                                                                     ----------
              SINGAPORE - 14.4%
    236,000   Capitaland                                                166,202
     25,351   DBS Group Holdings                                        148,298
    181,000   Hong Kong Land Holdings                                   226,250
     43,000   Jardine Strategic Holdings                                118,680
     20,000   Keppel                                                     55,658
     16,966   Oversea-Chinese Banking                                    96,357
    175,000   Singapore Exchange                                        136,164
     15,000   Singapore Press Holdings                                  155,899
     32,825   United Overseas Bank                                      231,168
                                                                     ----------
                                                                      1,334,676
                                                                     ----------
TOTAL EQUITIES (COST $9,026,441)                                      7,876,862
                                                                     ----------
MUTUAL FUND - 1.9%
              TAIWAN - 1.9%
    *19,000   Taiwan Fund                                               174,040
                                                                     ----------
TOTAL MUTUAL FUND (COST $400,701)                                       174,040
                                                                     ----------
TIME DEPOSITS - 2.2%
              NASSAU - 2.2%
    207,776   Citibank (Nassau)
              1.62%, 2003-07-01                                         207,776
                                                                     ----------
TOTAL TIME DEPOSITS (COST $207,776)                                     207,776
                                                                     ----------
TOTAL INVESTMENTS (COST $9,634,918) - 89.3%                           8,258,678
OTHER ASSETS LESS LIABILITIES - 10.7%                                   986,225
                                                                     ----------
TOTAL NET ASSETS - 100.0%                                             9,244,903
                                                                     ==========

*Non-income producing security
+Fair valued security

See notes to financial statements.


                                       16
                                      ----
                GAM PACIFIC BASIN FUND / STATEMENT OF INVESTMENTS

GEOGRAPHIC ANALYSIS AS AT
30TH JUNE, 2003

         [The table below represents a pie chart in the printed report.]

             CHINA                                             3.8%
             HONG KONG                                        16.4%
             PHILIPPINES                                       0.3%
             JAPAN                                            37.1%
             KOREA, REPUBLIC OF                                1.6%
             SINGAPORE                                        14.4%
             TAIWAN                                            1.9%
             NASSAU (TIME DEPOSIT)                             2.2%
             OTHER ASSETS LESS LIABILITIES                    10.7%
             AUSTRALIA                                        11.6%


INVESTMENT ANALYSIS AS AT
30TH JUNE, 2003

         [The table below represents a pie chart in the printed report.]

             BANKS                                            13.9%
             TELECOMMUNICATION SERVICES                        1.2%
             CAPITAL GOODS                                     6.0%
             CONSUMER DURABLES & APPAREL                       7.8%
             PHARMACEUTICALS & BIOTECHNOLOGY                   1.7%
             DIVERSIFIED FINANCIALS                           12.6%
             ENERGY                                            4.5%
             FOOD, BEVERAGE & TOBACCO                          1.9%
             INSURANCE                                         2.8%
             MATERIALS                                         4.8%
             MEDIA                                             1.7%
             REAL ESTATE                                      14.7%
             RETAILING                                         1.0%
             TECHNOLOGY HARDWARE & EQUIPMENT                   5.0%
             UTILITIES                                         1.9%
             MUTUAL FUND                                       1.9%
             TIME DEPOSIT                                      2.2%
             OTHER ASSETS LESS LIABILITIES                    10.7%
             AUTOMOBILES & COMPONENTS                          2.9%
             COMMERCIAL SERVICES & SUPPLIES                    0.8%


                                       17
                                      ----
                GAM PACIFIC BASIN FUND / STATEMENT OF INVESTMENTS

                            ------------------------
                             GAM JAPAN CAPITAL FUND
----------------------------                        ----------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

[PHOTO OMITTED]

MICHAEL S. BUNKER, INVESTMENT DIRECTOR AND CHIEF INVESTMENT OFFICER, HAS OVERALL RESPONSIBILITY FOR PACIFIC INVESTMENTS INCLUDING JAPAN. PRIOR TO JOINING GAMIN 1985, HE WORKED FOR J. ROTHSCHILD CHARTERHOUSE MANAGEMENT LTD. IN HONG KONG. HE HAS OVER 31 YEARS INVESTMENT EXPERIENCE, PRIMARILY IN ASIAN MARKETS. MR. BUNKER ALSO MANAGED THE OFFSHORE FUND GAMPACIFIC, INC. MR. BUNKER IS NOW BASED IN LONDON, HAVING LIVED IN HONG KONG FOR THREE YEARS. MR. BUNKER TOOK OVER PRIMARY RESPONSIBILITY FOR FUND MANAGEMENT FROM MR. PAUL KIRKBY DURING THE SECOND QUARTER OF 2001.

[PHOTO OMITTED]

LESLEY LATHE IS A JAPANESE EQUITY FUND MANAGER IN GAM'S PACIFIC AND JAPAN TEAMS. SHE JOINED GAM IN MAY 2001, PRIOR TO WHICH SHE WAS A JAPANESE EQUITY BROKER FOR 13 YEARS AT ING BARINGS (FORMERLY BARING SECURITIES). MS. LATHE STARTED HER CAREER WITH NIKKO SECURITIES, AND ALSO SPENT TWO YEARS ON THE JAPAN DESK OF HOARE GOVETT. SHE HOLDS A DEGREE IN LANGUAGES FROM BRISTOL UNIVERSITY.


   The Fund's investment objective is to seek long-term capital appreciation, generally through investment in equity securities issued by companies in Japan. However, if the Fund determines that the long-term capital appreciation of debt securities may equal or exceed the return on equity securities, it may be substantially invested in debt securities of companies and governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.

   Investments in securities of foreign  issuers  involve  additional  risks and
expenses   including   currency  rate   fluctuations,   political  and  economic
instability, foreign taxes and different accounting and reporting standards.


REPORT TO SHAREHOLDERS
--------------------------------------------------------------------------------

THE FACTS - CLASS A SHARES
--------------------------------------------------------------------------------
                                                       GAM
                                             Japan Capital
                                            Class A (after       Tokyo   Average
                                      GAM          maximum       Stock   1 Month
                            Japan Capital       sales load    Exchange   Deposit
                                  Class A        of 5.50%)       Index      Rate

30 June, 2003                    US$ 4.79         US$ 5.07   (Y)903.44
--------------------------------------------------------------------------------
                                        %                %           %         %
--------------------------------------------------------------------------------
Quarter to June, 2003                9.61             3.58       13.27      0.31
--------------------------------------------------------------------------------
Jan - June, 2003                     2.57            (3.07)       6.65      0.62
--------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------
1 year to June, 2003               (17.70)          (22.22)     (10.96)     1.46
--------------------------------------------------------------------------------
3 years to June, 2003              (21.73)          (23.19)     (19.86)     3.27
--------------------------------------------------------------------------------
5 years to June, 2003               (4.33)           (5.41)      (2.36)     4.19
--------------------------------------------------------------------------------
Since inception                     (2.55)           (3.16)      (7.77)     4.82
--------------------------------------------------------------------------------

   Performance is calculated on a total return basis. Class A inception was on 1st July 1994, Class B on 26th May, 1998 and Class C on 19th May, 1998. Past performance is not necessarily indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


                                       18
                                      ----
                    GAM JAPAN CAPITAL FUND / FUND MANAGEMENT

        [The table below represents a line chart in the printed report.]

                                  GAM Japan
                            Capital Class A
                GAM Japan    (after maximum       Tokyo Stock            Average
                  Capital        sales load          Exchange            1 Month
Date              Class A         of 5.50%)             Index       Deposit Rate
--------------------------------------------------------------------------------
7/1/94              10000             10000             10000              10000
7/31/94             10017           9466.07           9706.75            10036.5
8/31/94             10015           9464.17           9725.42            10071.4
9/30/94              9733           9197.68           9487.42              10113
10/31/94             9745           9209.03           9733.04            10150.9
11/30/94             9400              8883           9150.14            10189.4
12/31/94             9623           9093.74           9308.32            10247.1
1/31/95              8813           8328.29           8812.61            10291.7
2/28/95              8431           7967.29           8307.92            10338.5
3/31/95              8573           8101.48           9062.97            10397.8
4/30/95              8670           8193.15            9490.3            10445.7
5/31/95              8381           7920.04           8871.07            10500.2
6/30/95              8333           7874.69           8443.05            10553.1
7/31/95              8874           8385.93           9088.45            10601.6
8/31/95           9658.56           9127.33           8729.33            10648.5
9/30/95            9798.7           9259.77           8758.29            10708.7
10/31/95           9577.9           9051.12           8291.68            10753.9
11/30/95          9714.01           9179.74           8771.04            10800.4
12/31/95          10243.3           9679.93           9190.76            10862.6
1/31/96           10384.5           9813.31           9066.97            10905.4
2/29/96           10122.3            9565.6           8918.13            10949.8
3/31/96           10586.1           10003.9           9248.44              11007
4/30/96           11029.7           10423.1           9864.18            11053.8
5/31/96           10908.7           10308.7           9381.44            11102.5
6/30/96           11201.1             10585           9422.43            11149.9
7/31/96           10656.7           10070.6           8960.03            11191.5
8/31/96             10410           9837.43           8578.79            11247.8
9/30/96           10725.1           10135.2            8845.4            11297.7
10/31/96          10308.3           9741.37           8251.79            11338.3
11/30/96          10389.7           9818.22           8312.85            11393.8
12/31/96          10258.6           9694.35           7672.79            11446.3
1/31/97            9963.6            9415.6           6845.29            11498.2
2/28/97           9985.45           9436.25           6977.77            11545.3
3/31/97             10051            9498.2           6748.95            11597.5
4/30/97           10695.6           10107.3           6909.82            11648.5
5/31/97             11657           11015.8           7764.19            11705.3
6/30/97           12072.1           11408.2            8263.7            11758.8
7/31/97           12410.8           11728.2            7936.6            11803.4
8/31/97           11152.4             10539           7225.65            11865.7
9/30/97           11041.4           10434.1           7021.52            11923.2
10/31/97          10552.6           9972.21           6483.89            11979.5
11/30/97          10252.7           9688.79           5991.29            12030.6
12/31/97          9994.65           9444.94            5519.7            12093.5
1/31/98           10456.5           9881.38           6105.85              12153
2/28/98           10385.4           9814.24           6153.71            12205.2
3/31/98           10160.4           9601.61           5764.53            12264.5
4/30/98           10231.5           9668.76           5684.49            12320.6
5/31/98           9982.81           9433.75           5414.08            12375.4
6/30/98           9888.07           9344.23           5445.81            12435.5
7/31/98           10006.5           9456.13           5369.66            12494.2
8/31/98           9491.38           8969.36           4814.79            12552.9
9/30/98           9008.55           8513.08           4727.82            12609.6
10/31/98          9008.55           8513.08           5480.52            12665.9
11/30/98          9580.32           9053.41           5737.17              12720
12/31/98          9720.09           9185.49           5944.68            12779.3
1/31/99           9605.74           9077.42           5970.15            12833.1
2/28/99           9554.91           9029.39           5824.94            12880.8
3/31/99             10762           10170.1           6633.08            12933.7
4/30/99           11143.2           10530.3           6944.21            12985.2
5/31/99           10927.2           10326.2            6602.5            13037.9
6/30/99           12451.9             11767           7253.45            13089.5
7/31/99           13481.1           12739.6           7989.12              13147
8/31/99           14065.5           13291.9           8239.09            13204.6
9/30/99           14942.3           14120.4           8797.62            13262.2
10/31/99            15730           14864.9           9315.47            13322.4
11/30/99          16949.8           16017.6           9986.39            13380.5
12/31/99          18180.9           17180.9           10461.7            13453.3
1/31/00           17183.2           16238.2           9920.98            13518.6
2/29/00           16999.5           16064.5           9730.71            13581.2
3/31/00           17577.1           16610.3           10376.6            13649.1
4/30/00             16435           15531.1           9518.14            13717.7
5/31/00           15686.8             14824            8823.6            13790.5
6/30/00           16526.9           15617.9           9387.88            13864.4
7/31/00             14654             13848            8276.2              13942
8/31/00           15856.6           14984.5           8846.44            14019.7
9/30/00           14891.5           14072.5           8516.93            14094.9
10/31/00          13599.9           12851.9           7908.37            14173.4
11/30/00          13139.6           12416.9           7697.84            14249.5
12/31/00          12308.7           11631.8           7036.11            14328.6
1/31/01           12093.7           11428.5           6999.43            14407.3
2/28/01           11448.4           10818.8            6626.9            14468.2
3/31/01           11531.2             10897           6407.54            14532.8
4/30/01           12126.8           11459.8           6954.07            14592.2
5/31/01           12176.4           11506.7           6935.93            14646.3
6/30/01             11829           11178.4           6560.58            14694.6
7/31/01           11034.8           10427.9           5994.71            14741.8
8/31/01           10869.4           10271.6           5833.92            14787.7
9/30/01           10075.3           9521.15           5423.39            14832.4
10/31/01            10158           9599.33           5463.76            14864.4
11/30/01          9959.49           9411.72           5385.33            14891.3
12/31/01          9446.62           8927.06           4971.89              14917
1/31/02           8851.04           8364.23           4586.36              14940
2/28/02           9165.38           8661.28           4784.09            14960.5
3/31/02            9512.8            8989.6           5076.06            14982.7
4/30/02           9711.33           9177.21           5347.62            15004.3
5/31/02           10306.9           9740.03           5727.48            15026.6
6/30/02           9628.61           9099.03           5426.29            15048.2
7/31/02           8817.95           8332.96           5115.23            15070.5
8/31/02           8768.32           8286.06           5042.51            15092.6
9/30/02           8338.18           7879.58           4821.09            15113.9
10/31/02          7577.15           7160.41           4484.93            15136.3
11/30/02          7908.03           7473.09           4643.56            15156.7
12/31/02          7726.05           7301.12           4530.12              15174
1/31/03            7444.8           7035.34           4364.97            15190.6
2/28/03           7527.52           7113.51           4416.42            15205.1
3/31/03           7229.73           6832.09           4265.72            15221.3
4/30/03           7047.74           6660.12            4287.5            15236.6
5/31/03           7428.26            7019.7           4496.38            15252.4
6/30/03           7924.58           7488.72            4831.6              15268


NOTE: The graph compares the performance results of a hypothetical $10,000 investment in Class A and a comparable index. The performance of Class A is shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities. The performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.



AVERAGE ANNUAL TOTAL RETURN - CLASS A

         [The table below represents a bar chart in the printed report.]

                                                 GAM JAPAN
                                            CAPITAL (AFTER                TOKYO
                                                   MAXIMUM                STOCK
                                  GAM           SALES LOAD             EXCHANGE
                        JAPAN CAPITAL            OF 5.50%)                INDEX
                                    %                    %                    %
--------------------------------------------------------------------------------
1 Year                          -17.7               -22.22               -10.96
3 Years                        -21.73               -23.19               -19.86
5 Years                         -4.33                -5.41                -2.36
Since Inception                 -2.55                -3.16                -7.77


ANNUAL PERFORMANCE - CLASS A

         [The table below represents a bar chart in the printed report.]

                                                 GAM JAPAN
                                            CAPITAL (AFTER              TOKYO
                                                   MAXIMUM              STOCK
                                  GAM           SALES LOAD           EXCHANGE
                        JAPAN CAPITAL            OF 5.50%)              INDEX
YEAR                                %                    %                  %
--------------------------------------------------------------------------------
1999                            87.04                76.76              75.98
2000                            -32.3               -36.02             -32.74
2001                           -23.25               -27.47             -29.34
2002                           -18.21               -22.71              -8.89
2003*                            2.57                -3.07               6.65


                                                        GAM
                                              JAPAN CAPITAL
                                             CLASS A (AFTER              TOKYO
                                  GAM               MAXIMUM              STOCK
                        JAPAN CAPITAL            SALES LOAD           EXCHANGE
                              CLASS A             OF 5.50%)              INDEX
YEAR                                %                     %                  %
--------------------------------------------------------------------------------
1999                            87.05                76.76              75.98
2000                           (32.30)              (36.02)            (32.79)
2001                           (23.25)              (27.47)            (29.35)
2002                           (18.21)              (22.71)             (8.89)
2003*                            2.57                (3.07)              6.65

*6 months


----------
Sources used are the net asset value of the Fund which is computed daily, The Financial Times and Datastream.

The Tokyo Stock Exchange Index (TOPIX) is a capitalization-weighted composite index of approximately 1,200 companies listed on the First Section of the Tokyo Stock Exchange. The combined market capitalization of these companies represents approximately 95% of the aggregate market value of the First and Second Section. The percentage change in the value of the index includes dividends reinvested.


                                       19
                                      ----
                 GAM JAPAN CAPITAL FUND / REPORT TO SHAREHOLDERS

THE FACTS - CLASS B SHARES
--------------------------------------------------------------------------------
                                                       GAM
                                             Japan Capital       Tokyo   Average
                                      GAM          Class B       Stock   1 Month
                            Japan Capital   (with deferred    Exchange   Deposit
                                  Class B    sales charge)       Index      Rate

30 June, 2003                    US$ 4.79                    (Y)903.44
--------------------------------------------------------------------------------
                                        %                %           %         %
--------------------------------------------------------------------------------
Quarter to June, 2003                9.36             4.36       13.27      0.31
--------------------------------------------------------------------------------
Jan - June, 2003                     1.05            (3.95)       6.65      0.62
--------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------
1 year to June, 2003               (19.77)          (23.78)     (10.96)     1.46
--------------------------------------------------------------------------------
3 years to June, 2003              (22.96)          (23.58)     (19.86)     3.27
--------------------------------------------------------------------------------
5 years to June, 2003               (6.06)           (6.35)      (2.36)     4.19
--------------------------------------------------------------------------------
Since inception*                    (6.23)           (6.38)      (2.47)     4.22
--------------------------------------------------------------------------------

THE FACTS - CLASS C SHARES

--------------------------------------------------------------------------------
                                                       GAM
                                             Japan Capital
                                            Class C (after
                                                   maximum
                                                sales load       Tokyo   Average
                                      GAM         of 1.00%       Stock   1 Month
                            Japan Capital     and deferred    Exchange   Deposit
                                  Class C    sales charge)       Index      Rate

30 June, 2003                    US$ 4.67         US$ 4.72   (Y)903.44
--------------------------------------------------------------------------------
                                        %                %           %         %
--------------------------------------------------------------------------------
Quarter to June, 2003                8.60             6.52       13.27      0.31
--------------------------------------------------------------------------------
Jan - June, 2003                     0.00            (1.99)       6.65      0.62
--------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------
1 year to June, 2003               (21.38)          (22.94)     (10.96)     1.46
--------------------------------------------------------------------------------
3 years to June, 2003              (24.01)          (24.27)     (19.86)     3.27
--------------------------------------------------------------------------------
5 years to June, 2003               (6.69)           (6.88)      (2.36)     4.19
--------------------------------------------------------------------------------
Since inception*                    (7.00)           (7.18)      (2.52)     4.22
--------------------------------------------------------------------------------


* Inception was on 26th May, 1998 for Class B shares and 19th May, 1998 for Class C shares.


THE COMMENT

   After an unpromising start to the year the Japanese market staged a solid run in May and June. There is no question that the trajectory of monetary creation has shifted up a gear but we need to see more evidence of quantative easing before we can state categorically that the bear market is over. That said we remain optimistic.

   As the Fed appeared to get much more serious about reflating the US economy we softened our stance somewhat towards the exporters and selected technology companies and the Fund kept pace with the index over the second quarter. We added stocks such as NEC, Fujitsu and Kyocera which are extremely high beta and as they ran up quickly, we took profits. Having had a difficult second half of 2002 our real estate stocks made a contribution to performance. When we consider how the residential property market has been a cornerstone of consumer confidence in the UK and US we see the real estate sector as one of the most exciting in the region and we are monitoring developments there closely. We increased our positions in some of our long term holdings. Mitsubishi announced that they were to build an LNG terminal in California, the first on the West Coast. We remain convinced that energy particularly LNG will remain in short supply and a new capex cycle is looming. KDDI have been even more successful than we were expecting in signing up customers for the CDMA 1X service and have announced roll out of EVDO in October. This new technology will enable video streaming on mobile phones. They continue to take market share and we believe the stock to be undervalued.


                                       20
                                      ----
                 GAM JAPAN CAPITAL FUND / REPORT TO SHAREHOLDERS

STATEMENT OF INVESTMENTS AS AT 30TH JUNE, 2003 (UNAUDITED)


                                                                         MARKET
                                                                          VALUE
   HOLDINGS   DESCRIPTION                                                   US$
--------------------------------------------------------------------------------
EQUITIES - 94.2%
              AUTOMOBILES & COMPONENTS - 5.3%
      3,200   Honda Motor                                               121,470
      7,100   Toyota Motor                                              184,216
                                                                     ----------
                                                                        305,686
                                                                     ----------
              BANKS - 1.1%
         14   Mitsubishi Tokyo Financial Group                           63,421
                                                                     ----------
                                                                         63,421
                                                                     ----------
              CAPITAL GOODS - 15.4%
      5,000   Daikin Industries                                          91,978
      4,200   Daito Trust Construction                                   88,475
        900   Fanuc                                                      44,675
     44,000   Mitsubishi                                                305,777
     31,000   Mitsubishi Heavy Industries                                80,432
     25,000   Sumitomo                                                  115,547
     28,000   Taisei                                                     55,129
      7,000   Tostem Inax Holding                                       101,030
                                                                     ----------
                                                                        883,043
                                                                     ----------
              COMMERICIAL SERVICES & SUPPLIES - 0.7%
        250   Bellsystem 24                                              40,149
                                                                     ----------
                                                                         40,149
                                                                     ----------
              CONSUMER DURABLES & APPAREL - 12.9%
     15,000   Daiwa House Industry                                      103,366
      2,000   Fuji Photo Film                                            57,898
      8,000   Kuraray Company                                            52,593
      8,000   Matsushita Electric Industrial                             79,356
    *11,000   Nikon                                                      90,760
      2,300   Nintendo                                                  167,513
      4,000   Onward Kashiyama                                           32,370
      7,000   Sharp                                                      89,993
      2,400   Sony                                                       67,676
                                                                     ----------
                                                                        741,525
                                                                     ----------
              DIVERSIFIED FINANCIALS - 6.1%
      1,100   Aiful                                                      46,986
      1,300   JAFCO                                                      73,750
     10,000   Nomura Holdings                                           127,143
         46   Sumitomo Mitsui                                           100,546
                                                                     ----------
                                                                        348,425
                                                                     ----------
              ENERGY - 2.8%
     23,000   TonenGeneral Sekiyu                                       161,949
                                                                     ----------
                                                                        161,949
                                                                     ----------
              FOOD & STAPLES RETAILING - 1.9%
      2,300   FamilyMart                                                 41,159
      1,500   Lawson                                                     41,296
        700   Matsumotokiyoshi                                           29,725
                                                                     ----------
                                                                        112,180
                                                                     ----------
              FOOD, BEVERAGE & TOBACCO - 3.5%
      8,000   Asahi Breweries                                            48,388
      1,700   ITO EN                                                     57,156
         18   Japan Tobacco                                              97,460
                                                                     ----------
                                                                        203,004
                                                                     ----------
              HOTELS, RESTAURANTS & LEISURE - 0.5%
        600   Oriental Land                                              26,330
                                                                     ----------
                                                                         26,330
                                                                     ----------
              INSURANCE - 2.7%
         20   Millea Holdings                                           153,172
                                                                     ----------
                                                                        153,172
                                                                     ----------
              MATERIALS - 11.2%
     14,000   Asahi Glass                                                87,015
     32,000   Asahi Kasei                                                91,570
      8,000   KAO                                                       149,168
      7,000   Mitsui Chemicals                                           32,411
     89,000   Nippon Steel                                              122,513
         26   Nippon Unipac Holding                                     101,731
    *34,000   Showa Denko KK                                             59,283
                                                                     ----------
                                                                        643,691
                                                                     ----------
              MEDIA - 0.4%
      1,400   Asatsu-DK                                                  25,112
                                                                     ----------
                                                                         25,112
                                                                     ----------
              PHARMACEUTICALS & BIOTECHNOLOGY - 3.9%
      4,300   Eisai                                                      88,608
      3,600   Takeda Chemical                                           133,050
                                                                     ----------
                                                                        221,658
                                                                     ----------
              REAL ESTATE - 5.1%
     15,000   Mitsubishi Estate                                         101,739
     18,000   Mitsui Fudosan                                            115,180
         12   ORIX JREIT                                                 51,258
      1,500   Sumitomo Real Estate Sales                                 23,214
                                                                     ----------
                                                                        291,391
                                                                     ----------
              RETAILING - 1.8%
     10,600   Isetan                                                     71,542
        600   TDK                                                        29,683
                                                                     ----------
                                                                        101,225
                                                                     ----------
              SOFTWARE & SERVICES - 1.2%
      3,800   Fuji Soft ABC                                              68,002
                                                                     ----------
                                                                         68,002
                                                                     ----------
              TECHNOLOGY HARDWARE & EQUIPMENT - 8.3%
      5,000   Alps Electric                                              64,156
      3,000   Canon                                                     137,905
    *16,000   Fujitsu                                                    65,674
      1,000   Kyocera                                                    57,314
      7,000   RICOH                                                     114,579
      2,800   Sohgo Security Services                                    33,801
                                                                     ----------
                                                                        473,429
                                                                     ----------
              TELECOMMUNICATION SERVICES - 6.3%
         55   KDDI                                                      213,365
         68   NTT DoCoMo                                                147,499
                                                                     ----------
                                                                        360,864
                                                                     ----------
              TRANSPORTATION - 3.1%
          6   East Japan Railway Company                                 26,730
     39,000   Nippon Express                                            151,621
                                                                     ----------
                                                                        178,351
                                                                     ----------
TOTAL EQUITIES (COST $5,527,153)                                      5,402,607
                                                                     ----------
WARRANTS - 0.0%
              BANKS - 0.0%
        *20   KBC Financial-Sony Wts March 2004                              10
                                                                     ----------
TOTAL WARRANTS (COST $9,500)                                                 10
                                                                     ----------
TIME DEPOSITS - 1.4%
              CAYMAN - 1.4%
     79,006   Brown Brothers Harriman Trust (Cayman)
              1.62%, 2003-07-01                                          79,006
                                                                     ----------
TOTAL TIME DEPOSITS (COST $79,006)                                       79,006
                                                                     ----------
TOTAL INVESTMENTS (COST $5,615,659) - 95.6%                           5,481,623
OTHER ASSETS LESS LIABILITIES - 4.4%                                    250,250
                                                                     ----------
TOTAL NET ASSETS - 100.0%                                             5,731,873
                                                                     ==========

* Non-income producing security.

See notes to financial statements.


                                       21
                                      ----
                GAM JAPAN CAPITAL FUND / STATEMENT OF INVESTMENTS

                                -----------------
                                 GAM EUROPE FUND
--------------------------------                 -------------------------------


FUND MANAGEMENT
--------------------------------------------------------------------------------

[PHOTO OMITTED]

JOHN BENNETT, INVESTMENT DIRECTOR, IS RESPONSIBLE FOR EUROPEAN MARKETS. PRIOR TO JOINING GAM IN 1993, HE WAS A SENIOR FUND MANAGER AT IVORY & SIME, RESPONSIBLE FOR CONTINENTAL EUROPEAN EQUITY PORTFOLIOS. HE COMMENCED MANAGEMENT OF GAM EUROPE FUND ON 1ST JANUARY, 1993. MR. BENNETT ALSO MANAGES THE OFFSHORE FUND GAM PAN EUROPEAN INC. HE IS BASED IN LONDON.


   The Fund's investment objective is to seek long-term capital appreciation, generally through investment in equity securities issued by companies in Europe. However, if the Fund determines that the long-term capital appreciation of debt securities may equal or exceed the return on equity securities, it may be substantially invested in debt securities of companies and governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.


   Investments in securities of foreign  issuers  involve  additional  risks and
expenses   including   currency  rate   fluctuations,   political  and  economic
instability, foreign taxes and different accounting and reporting standards.


REPORT TO SHAREHOLDERS
--------------------------------------------------------------------------------

THE FACTS - CLASS A SHARES
--------------------------------------------------------------------------------
                                                       GAM
                                                    Europe
                                            Class A (after               Average
                                      GAM          maximum        MSCI   1 Month
                                   Europe       sales load      Europe   Deposit
                                  Class A        of 5.50%)       Index      Rate

30 June, 2003                    US$ 8.60         US$ 9.10      942.25
--------------------------------------------------------------------------------
                                        %                %           %         %
--------------------------------------------------------------------------------
Quarter to June, 2003               18.13            11.63       22.40      0.31
--------------------------------------------------------------------------------
Jan - June, 2003                     6.17             0.33       11.20      0.62
--------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------
1 year to June, 2003               (10.42)          (15.34)      (4.80)     1.46
--------------------------------------------------------------------------------
5 years to June, 2003               (4.44)           (5.52)      (4.48)     4.19
--------------------------------------------------------------------------------
10 years to June, 2003               6.91             6.31        8.58      4.67
--------------------------------------------------------------------------------
Since inception                      3.64             3.21        7.37      4.94
--------------------------------------------------------------------------------

   Performance is calculated on a total return basis. Class A inception was on 1st January 1990, Class B on 26th May, 1998 and Class C on 20th May, 1998. Past performance is not necessarily indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


                                       22
                                      ----
                        GAM EUROPE FUND / FUND MANAGEMENT

         [The table below represents a line chart in the printed report.]

                                 GAM Europe
                                    Class A
                             (after maximum              MSCI            Average
               GAM Europe        sales load            Europe            1 Month
Date              Class A         of 5.50%)             Index       Deposit Rate
--------------------------------------------------------------------------------
1/1/90              10000             10000             10000              10000
1/31/90              9746           9209.97           10000.7            10057.7
2/28/90              9995           9445.28           9764.73            10121.2
3/31/90             10327           9759.01           9906.36            10203.5
4/30/90             10200              9639           9647.11            10266.5
5/31/90             10439           9864.86           10436.5            10333.2
6/30/90             10712           10122.8           10807.2            10417.8
7/31/90             11058           10449.8             11267            10480.9
8/31/90              9492           8969.94           10153.7            10560.7
9/30/90              9048           8550.36           8962.21            10629.5
10/31/90             8815           8330.17            9722.1            10691.1
11/30/90             8443           7978.63           9823.86              10772
12/31/90             8393           7931.38           9686.19            10849.2
1/31/91              8393           7931.38           10016.7            10906.3
2/28/91              8355           7895.48           10897.5            10976.9
3/31/91              8100            7654.5           10170.9              11041
4/30/91              7868           7435.26             10068            11091.1
5/31/91              7988           7548.66           10369.2            11154.4
6/30/91              7668           7246.26           9502.43            11207.8
7/31/91              7746           7319.97           10164.8            11264.1
8/31/91              7702           7278.39           10354.1              11318
9/30/91              7942           7505.19           10668.7              11372
10/31/91             7912           7476.84           10448.6            11413.7
11/30/91             7791            7362.5           10207.2            11469.1
12/31/91             8334           7875.63           11009.3            11519.9
1/31/92           8105.81           7659.99           11010.5            11561.7
2/29/92           8013.11           7572.39           11057.7              11598
3/31/92           7824.61           7394.26           10674.7            11639.8
4/30/92           7871.39           7438.46             11268            11671.4
5/31/92            8214.6            7762.8           11913.8            11714.7
6/30/92           8454.43           7989.43           11696.4            11754.4
7/31/92           8665.39           8188.79           11283.2            11792.5
8/31/92           9176.07           8671.38           11251.4            11826.3
9/30/92           8857.38           8370.22           11070.2            11858.4
10/31/92          8111.97           7665.81           10302.2            11888.5
11/30/92          7906.72           7471.85           10301.4            11919.9
12/31/92          7925.08            7489.2           10541.9            11960.3
1/31/93           8058.51            7615.3           10563.8            11990.9
2/28/93           8128.17           7681.12           10688.7            12019.4
3/31/93           8357.82           7898.14           11242.6            12052.7
4/30/93            8284.9           7829.23           11494.7              12083
5/31/93           8357.82           7898.14           11622.4            12110.9
6/30/93           8304.49           7847.75           11456.4            12144.9
7/31/93            8613.6           8139.85           11499.3            12175.5
8/31/93           9084.88           8585.21           12512.2            12204.1
9/30/93           8846.52           8359.96           12477.2            12238.9
10/31/93          9187.18           8681.89           13000.7            12268.7
11/30/93          8989.37           8494.95           12723.8            12300.6
12/31/93          9722.68           9187.93           13682.8            12337.2
1/31/94             10268           9703.23           14383.4            12367.5
2/28/94           9934.92            9388.5           13877.9            12396.2
3/31/94           9632.34           9102.56           13489.2            12435.5
4/30/94            9852.2           9310.33           14051.9            12470.6
5/31/94           9660.64            9129.3           13458.8            12506.9
6/30/94           9477.79           8956.51           13321.8              12555
7/31/94           9869.61           9326.78           14024.4            12602.2
8/31/94           10112.3           9556.15           14473.7            12646.1
9/30/94           9708.53           9174.56           13904.3            12698.3
10/31/94          10026.3           9474.89           14514.7            12745.9
11/30/94          9491.94           8969.88           13963.2            12794.2
12/31/94           9420.1              8902           14047.1            12866.7
1/31/95           9374.39            8858.8           13941.9            12922.7
2/28/95           9521.32           8997.65           14262.8            12981.4
3/31/95           9771.66           9234.21           14930.1              13056
4/30/95           9969.74           9421.41             15413              13116
5/31/95           10209.2           9647.69           15734.1            13184.5
6/30/95           10358.3            9788.6           15888.1              13251
7/31/95           10832.8             10237             16722            13311.8
8/31/95           10636.9           10051.9           16081.1            13370.7
9/30/95           10673.9           10086.9           16572.6            13446.4
10/31/95          10658.7           10072.5           16500.2            13503.1
11/30/95          10651.1           10065.3           16623.2            13561.5
12/31/95          10999.8           10394.8           17155.8            13639.5
1/31/96           11438.1             10809           17273.6            13693.3
2/29/96           11624.3             10985           17594.2            13749.1
3/31/96           12018.7           11357.7           17810.7            13820.9
4/30/96           12380.3           11699.4           17945.6            13879.7
5/31/96           12566.5           11875.4           18090.3            13940.8
6/30/96           12621.3           11927.1           18295.6            14000.3
7/31/96           12073.5           11409.5           18072.8            14052.5
8/31/96           12302.1           11625.5           18615.5            14123.3
9/30/96           12401.8           11719.7           19013.4            14185.9
10/31/96          12479.3           11792.9           19461.2            14236.9
11/30/96          13032.9           12316.1           20453.6            14306.5
12/31/96          13344.3           12610.3           20856.1            14372.5
1/31/97           13839.8           13078.6           20918.7            14437.7
2/28/97           14098.8           13323.3           21201.1            14496.8
3/31/97             14369           13578.7           21892.2            14562.3
4/30/97           14459.1           13663.9           21789.6            14626.3
5/31/97           14616.8           13812.9           22726.4            14697.6
6/30/97           15675.3           14813.2           23869.8            14764.8
7/31/97           16733.8           15813.5           24994.3            14820.8
8/31/97           15533.4             14679           23572.3            14899.1
9/30/97           16950.7           16018.4           25864.5            14971.2
10/31/97          16150.6           15262.3           24599.1            15041.9
11/30/97          16207.7           15316.3           24983.5            15106.1
12/31/97            17021           16084.9           25902.9            15185.1
1/31/98           17549.1           16583.9           26987.5            15259.9
2/28/98           18903.2           17863.6           29104.3            15325.4
3/31/98           20419.8           19296.7           31184.2            15399.9
4/30/98           20176.1           19066.4           31796.6            15470.3
5/31/98           20338.6             19220           32448.5              15539
6/30/98           20338.6             19220           32811.5            15614.6
7/31/98           21408.3           20230.9           33467.3            15688.2
8/31/98             18223           17220.7           29265.4            15761.9
9/30/98           16790.5             15867           28103.3            15833.2
10/31/98          17534.3           16569.9             30361            15903.9
11/30/98          18154.1           17155.7           31984.3            15971.7
12/31/98          18842.7           17806.3           33390.8            16046.2
1/31/99             18962           17919.1           33183.6            16113.8
2/28/99           17962.5           16974.5           32349.4            16173.7
3/31/99           17619.3           16650.3           32710.6            16240.1
4/30/99             17858           16875.9           33693.3            16304.8
5/31/99           16992.7           16058.1           32083.1              16371
6/30/99           17216.5           16269.6           32632.7            16435.7
7/31/99           17440.3           16481.1           32944.1              16508
8/31/99           17626.9           16657.4           33287.1            16580.3
9/30/99           17115.3             16174           33038.9            16652.6
10/31/99          17828.4           16847.9           34262.9            16728.1
11/30/99          18820.6           17785.5             35195            16801.1
12/31/99          21897.2           20692.9           38810.1            16892.5
1/31/00           21428.5           20249.9           36053.6            16974.5
2/29/00             24693           23334.9           37941.6            17053.2
3/31/00           25797.9             24379           38866.2            17138.3
4/30/00           23989.9           22670.4           37158.5            17224.6
5/31/00           23537.8           22243.3           36863.1            17315.9
6/30/00           24006.6           22686.2           37663.3            17408.7
7/31/00           23965.9           22647.8             37070            17506.2
8/31/00           23814.4           22504.7             36642            17603.7
9/30/00           22703.7             21455           34934.5            17698.2
10/31/00          22232.4           21009.6           34677.5            17796.8
11/30/00          21424.6           20246.2           33342.9            17892.3
12/31/00          22906.9             21647           35649.9            17991.6
1/31/01           22662.4             21416           35668.3            18090.5
2/28/01           21157.9           19994.2             32539            18166.9
3/31/01           19521.7             18448           30122.2              18248
4/30/01           20687.7           19549.9           32289.8            18322.6
5/31/01           19803.8           18714.6           30751.6            18390.5
6/30/01           19427.6           18359.1           29603.3            18451.1
7/31/01           19446.4           18376.9           29680.3            18510.5
8/31/01           19293.2           18232.1           28915.1            18568.1
9/30/01           17201.8           16255.7           26029.9            18624.2
10/31/01          17446.8           16487.2           26855.5            18664.4
11/30/01          17729.4           16754.3             27934            18698.1
12/31/01          18030.8           17039.1           28649.7            18730.5
1/31/02           17314.9           16362.6           27155.5            18759.4
2/28/02           17427.9           16469.4             27151              18785
3/31/02           18087.4           17092.6           28631.1            18812.9
4/30/02             18370           17359.6           28436.3              18840
5/31/02           18539.5           17519.9           28383.8              18868
6/30/02           18087.4           17092.6           27410.1            18895.1
7/31/02           16297.5           15401.1           24363.1            18923.2
8/31/02           16033.7           15151.8           24364.6            18950.9
9/30/02           14375.7             13585             21160            18977.7
10/31/02          15223.5           14386.2           23206.3            19005.8
11/30/02          15562.7           14706.7           24346.3            19031.4
12/31/02          15261.2           14421.8           23465.8            19053.2
1/31/03           14582.9           13780.9             22358            19073.9
2/28/03           13961.2           13193.3             21629            19092.2
3/31/03           13716.2           12961.9           21318.1            19112.5
4/30/03           15185.8           14350.6           24227.8            19131.7
5/31/03           16203.3           15312.1             25828            19151.5
6/30/03           16203.3           15312.1           26093.5            19171.2

NOTE: The graph compares the performance results of a hypothetical $10,000 investment in Class A and a comparable index. The performance of Class A is shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities. The performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.


         [The table below represents a bar chart in the printed report.]

AVERAGE ANNUAL TOTAL RETURN - CLASS A

                                                       GAM
                                             EUROPE (AFTER
                                                   MAXIMUM                MSCI
                                  GAM           SALES LOAD              EUROPE
                               EUROPE            OF 5.50%)               INDEX
                                    %                    %                   %
--------------------------------------------------------------------------------
1 Year                         -10.42               -15.34                -4.8
5 Years                         -4.44                -5.52               -4.48
10 Years                         6.91                 6.31                8.58
Since Inception                  3.64                 3.21                7.37


ANNUAL PERFORMANCE - CLASS A

         [The table below represents a bar chart in the printed report.]

                                                       GAM
                                             EUROPE (AFTER
                                                   MAXIMUM               MSCI
                                  GAM           SALES LOAD             EUROPE
                               EUROPE            OF 5.50%)              INDEX
YEAR                                %                    %                  %
--------------------------------------------------------------------------------
1999                            16.21                 9.82              16.23
2000                             4.61                -1.14              -8.14
2001                           -21.29               -25.62             -19.64
2002                           -15.36               -20.02             -18.09
2003*                            6.17                 0.33               11.2


                                                        GAM
                                                     EUROPE
                                             CLASS A (AFTER
                                  GAM               MAXIMUM               MSCI
                               EUROPE            SALES LOAD             EUROPE
                              CLASS A             OF 5.50%)              INDEX
YEAR                                %                     %                  %
--------------------------------------------------------------------------------
1999                            16.21                 9.82              16.23
2000                             4.61                (1.14)             (8.14)
2001                           (21.29)              (25.62)            (19.64)
2002                           (15.36)              (20.02)            (18.09)
2003*                            6.17                 0.33              11.20

*6 months


----------
Sources used are the net asset value of the Fund which is computed daily, The Financial Times and Morgan Stanley Capital International.

The MSCI Europe Index is a market value weighted, unmanaged index of the weighted share prices of companies listed on the stock exchanges of Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. The combined market capitalization of these companies represents approximately 60% of the aggregate market value of the stock exchanges of the above 15 countries. The percentage change in the value of the index includes dividends reinvested.


                                       23
                                      ----
                    GAM EUROPE FUND / REPORT TO SHAREHOLDERS

THE FACTS - CLASS B SHARES
--------------------------------------------------------------------------------
                                                       GAM
                                                    Europe               Average
                                      GAM          Class B        MSCI   1 Month
                                   Europe   (with deferred      Europe   Deposit
                                  Class B    sales charge)       Index      Rate

30 June, 2003                    US$ 8.29                       942.25
--------------------------------------------------------------------------------
                                        %                %           %         %
--------------------------------------------------------------------------------
Quarter to June, 2003               17.92            12.92       22.40      0.31
--------------------------------------------------------------------------------
Jan - June, 2003                     5.47             0.47       11.20      0.62
--------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------
1 year to June, 2003               (11.53)          (15.95)      (4.80)     1.46
--------------------------------------------------------------------------------
3 years to June, 2003              (13.20)          (13.98)     (11.51)     3.27
--------------------------------------------------------------------------------
5 years to June, 2003               (5.50)           (5.77)      (4.48)     4.19
--------------------------------------------------------------------------------
Since inception*                    (5.81)           (5.95)      (4.67)     4.22
--------------------------------------------------------------------------------

THE FACTS - CLASS C SHARES
--------------------------------------------------------------------------------
                                                GAM Europe
                                            Class C (after
                                                   maximum
                                                sales load               Average
                                      GAM         of 1.00%        MSCI   1 Month
                                   Europe     and deferred      Europe   Deposit
                                  Class C    sales charge)       Index      Rate

30 June, 2003                    US$ 7.68         US$ 7.76      942.25
--------------------------------------------------------------------------------
                                        %                %           %         %
--------------------------------------------------------------------------------
Quarter to June, 2003               17.07            14.90       22.40      0.31
--------------------------------------------------------------------------------
Jan - June, 2003                     4.07             2.02       11.20      0.62
--------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------
1 year to June, 2003               (13.71)          (15.43)      (4.80)     1.46
--------------------------------------------------------------------------------
3 years to June, 2003              (14.53)          (14.81)     (11.51)     3.27
--------------------------------------------------------------------------------
5 years to June, 2003               (6.76)           (6.95)      (4.48)     4.19
--------------------------------------------------------------------------------
Since inception*                    (6.80)           (6.98)      (4.29)     4.23
--------------------------------------------------------------------------------

* Inception was on 26th May, 1998 for Class B shares and 20th May, 1998 for Class C shares.


THE COMMENT

   The first six month period of 2003 can best be described as a half of two halves. As the first quarter drew to a close the crisis of confidence afflicting European financial assets reached its crescendo. A mere three months later and the mood has swung from severe risk aversion to a grab for "high beta" and speculative assets. Should anyone have doubted that human greed and fear are integral to the financial market process this was the period to dispel any such doubt.

   The Fund lagged the rally during the second quarter, primarily due to is underweight position in high beta sectors such as banking and technology. We continue to view banks as fully valued while most technology stocks remain severely overvalued.

   We continue to believe that a strategy based upon stockpicking, founded upon rigorous analysis shall serve the Fund best. Thus, we will avoid the temptation to follow the crowd into sharply rallying "beta plays". Encouragingly, growing numbers of European companies are seeing the need to restructure their businesses and be much less wasteful with shareholders' capital. This is a theme which will only grow in Europe and one which we are already exploiting. Successful examples during the first half of the year include Swiss Life, Reuters, Royal Sun Alliance and Vivendi Universal. We anticipate more such opportunities as well as a rising tide of merger and acquisition activity, likely to be concentrated in Europe's small-mid cap sector.


                                       24
                                      ----
                    GAM EUROPE FUND / REPORT TO SHAREHOLDERS

STATEMENT OF INVESTMENTS AS AT 30TH JUNE, 2003 (UNAUDITED)


                                                                         MARKET
                                                                          VALUE
   HOLDINGS   DESCRIPTION                                                   US$
--------------------------------------------------------------------------------
EQUITIES - 92.4%
              BELGIUM - 2.2%
      5,035   AGFA Gevaert                                              107,104
     12,000   UCB                                                       329,397
                                                                     ----------
                                                                        436,501
                                                                     ----------
              DENMARK - 1.5%
     15,730   Den Danske Bank                                           306,848
                                                                     ----------
                                                                        306,848
                                                                     ----------
              FINLAND - 1.0%
      7,635   Stora Enso                                                 85,465
      8,075   UPM-Kymmene                                               118,074
                                                                     ----------
                                                                        203,539
                                                                     ----------
              FRANCE - 14.3%
      4,350   AGF                                                       179,510
        670   Air Liquide                                                99,510
    *15,115   Alstom                                                     52,167
      5,230   Autoroutes du sud de la France                            153,129
      2,360   Aventis                                                   130,079
      7,710   AXA                                                       119,833
      4,010   BNP Paribas                                               204,139
     *5,960   France Telecom                                            146,459
      2,080   Imerys                                                    303,424
      1,635   Sanofi-Synthelabo                                          95,930
      1,880   Societe Generale                                          119,389
     10,630   Suez                                                      169,498
      3,600   Total SA                                                  545,037
      5,680   Veolia Environnement                                      116,969
      3,690   Vinci                                                     249,403
    *11,380   Vivendi Universal                                         207,510
                                                                     ----------
                                                                      2,891,986
                                                                     ----------
              GERMANY - 10.1%
      1,330   Allianz (Registered)                                      110,320
      4,865   Altana                                                    305,033
      7,255   Bayerische Motoren Werke                                  279,191
      5,600   BERU                                                      324,703
      2,530   Deutsche Bank                                             163,723
    *16,810   Deutsche Telekom (Registered)                             256,436
      5,950   E.ON                                                      305,637
      1,065   Munchener Ruckversicherung (Registered) 107,820
      1,750   RWE                                                        52,949
    *11,250   Techem                                                    138,485
                                                                     ----------
                                                                      2,044,297
                                                                     ----------
              GREECE - 0.6%
    *10,640   Hellenic Telecom                                          125,835
                                                                     ----------
                                                                        125,835
                                                                     ----------
              ITALY - 3.0%
      3,145   Assicurazioni Generali                                     73,015
     41,157   Banca Intesa SpA                                          131,867
        140   ENI                                                         2,121
     26,800   Telecom Italia Savings                                    147,069
     30,295   TIM                                                       149,519
     22,500   Unicredito Italiano                                       107,423
                                                                     ----------
                                                                        611,014
                                                                     ----------
              NETHERLANDS - 10.0%
     14,650   Telegraaf Holdings                                        235,957
      4,070   Unilever                                                  218,759
      4,135   Wolters Kluwer                                             49,950
                                                                     ----------
                                                                      2,019,773
                                                                     ----------
              PORTUGAL - 0.5%
     14,980   Portugal Telecom                                          107,539
                                                                     ----------
                                                                        107,539
                                                                     ----------
              SPAIN - 3.2%
     17,610   Banco Bilbao Vizcaya Argentaria                           185,374
     25,435   Banco Santander                                           223,267
    *21,230   Telefonica                                                246,927
                                                                     ----------
                                                                        655,568
                                                                     ----------
              SWITZERLAND - 13.4%
      4,995   Compagnie Financiere Richemont                             80,916
      5,510   Credit Suisse Group (Registered)                          145,300
        795   Geberit (Registered)                                      245,222
     *1,685   Leica Geosystems (Registered)                             133,676
      1,950   Nestle (Registered)                                       403,155
     14,180   Novartis (Registered)                                     562,207
      6,160   Roche Holding Genussscheine                               484,133
       *908   Schaffner Holding (Registered)                             93,695
     *1,835   Swiss Life Holding                                        186,296
      1,480   Swiss Reinsurance (Registered)                             82,161
      2,820   UBS (Registered)                                          157,177
     *1,200   Zurich Financial Services                                 143,354
                                                                     ----------
                                                                      2,717,292
                                                                     ----------
              UNITED KINGDOM - 32.6%
     19,900   Anglo American                                            304,304
     13,785   Aviva                                                      95,883
     22,470   Barclays                                                  167,158
     14,630   Barratt Developments                                      104,482
     43,895   BHP Billiton                                              231,482
     11,070   Bovis Homes Group                                          77,960
    112,440   BP                                                        781,161
    *18,765   British Sky Broadcasting                                  208,308
     49,180   BT Group                                                  165,653
     70,980   Cable & Wireless                                          132,595
   *209,350   Corus Group                                                51,913
     39,500   Daily Mail & General Trust A                              372,207
     77,770   EMI Group                                                 156,850
     20,310   GlaxoSmithKline                                           410,628
     10,815   HBOS                                                      140,259
     49,840   HSBC Holdings                                             589,934
     19,200   Intertek Group                                            137,595
    102,750   Legal & General                                           142,683
     20,700   Lloyds TSB Group                                          147,232
    *73,560   Marconi                                                    74,788
     10,105   Persimmon                                                  79,683
     11,300   Redrow                                                     55,762
     41,415   Reuters Group                                             120,328
     15,655   Rio Tinto                                                 295,033
     13,550   RMC Group                                                 103,433
     30,000   Royal & Sun Alliance Insurance                             68,812
      9,345   Royal Bank of Scotland                                    262,628
     13,000   Scottish & Southern Energy                                134,104
     28,300   SIG                                                       118,598
     17,045   Smiths Group                                              198,091
     19,700   United Utilities                                          191,820
    130,000   Vodafone Group                                            254,668
     36,450   Xstrata                                                   242,536
                                                                     ----------
                                                                      6,618,571
                                                                     ----------
TOTAL EQUITIES (COST $18,321,561)                                    18,738,763
                                                                     ----------


                                       25
                                      ----
                   GAM EUROPE FUND / STATEMENT OF INVESTMENTS

                                                                         MARKET
                                                                          VALUE
   HOLDINGS   DESCRIPTION                                                   US$
--------------------------------------------------------------------------------
PREFERRED SHARES - 1.3%
              GERMANY - 1.3%
        630   Porsche Pfd                                               265,996
                                                                     ----------
TOTAL PREFERRED SHARES (COST $236,943)                                  265,996
                                                                     ----------

TIME DEPOSITS - 3.6%
              CAYMAN - 3.6%
    728,916   Brown Brothers Harriman Trust (Cayman)
              1.62%, 2003-07-01                                         728,916
                                                                     ----------
TOTAL TIME DEPOSITS (COST $728,916)                                     728,916
                                                                     ----------
TOTAL INVESTMENTS (COST $19,287,420) - 97.3%                         19,733,675
OTHER ASSETS LESS LIABILITIES - 2.7%                                    551,913
                                                                     ----------
TOTAL NET ASSETS - 100.0%                                            20,285,588
                                                                     ==========

*Non-income producing security.

See notes to financial statements.


GEOGRAPHIC ANALYSIS AS AT
30TH JUNE, 2003

         [The table below represents a pie chart in the printed report.]

             FRANCE                                           14.3%
             FINLAND                                           1.0%
             GERMANY                                          11.4%
             OTHER                                             1.1%
             ITALY                                             3.0%
             DENMARK                                           1.5%
             NETHERLANDS                                      10.0%
             SPAIN                                             3.2%
             SWITZERLAND                                      13.4%
             UNITED KINGDOM                                   32.6%
             CAYMAN (TIME DEPOSIT)                             3.6%
             OTHER ASSETS LESS LIABILITIES                     2.7%
             BELGIUM                                           2.2%


INVESTMENT ANALYSIS AS AT
30TH JUNE, 2003

         [The table below represents a pie chart in the printed report.]

             BANKS                                            15.1%
             CAPITAL GOODS                                     3.5%
             CONSUMER DURABLES & APPAREL                       2.5%
             DIVERSIFIED FINANCIALS                            1.1%
             ENERGY                                           10.6%
             FOOD, BEVERAGE & TOBACCO                          4.2%
             INSURANCE                                         6.5%
             MATERIALS                                        10.3%
             MEDIA                                             6.7%
             PHARMACEUTICALS & BIOTECHNOLOGY                  11.4%
             TECHNOLOGY HARDWARE & EQUIPMENT                   1.7%
             TELECOMMUNICATION SERVICES                        9.1%
             UTILITIES                                         4.8%
             TIME DEPOSITS                                     3.6%
             OTHER ASSETS LESS LIABILITIES                     2.7%
             AUTOMOBILES & COMPONENTS                          4.3%
             OTHER                                             1.9%


                                       26
                                      ----
                   GAM EUROPE FUND / STATEMENT OF INVESTMENTS

                            -------------------------
                             GAM AMERICAN FOCUS FUND
----------------------------                         ---------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

[PHOTO OMITTED]

JAMES A. ABATE, INVESTMENT DIRECTOR. PRIOR TO JOINING GAM, MR. ABATE SERVED AS MANAGING DIRECTOR AND PORTFOLIO MANAGER WITH RESPONSIBILITY FOR CREDIT SUISSE ASSET MANAGEMENT'S U.S. SELECT EQUITY PORTFOLIOS AS WELL AS THE FIRM'S NEW YORK BASED GLOBAL SECTOR FUNDS. ASIDE FROM HIS INSTITUTIONAL RESPONSIBILITIES, MR. ABATE WAS THE PORTFOLIO MANAGER OF THE CREDIT SUISSE TRANSATLANTIC FUND, A U.K. DISTRIBUTED FUND THAT ATTAINED STANDARD & POOR'S RESEARCH AAA AND MICROPAL FIVE STAR RATINGS, THE CREDIT SUISSE EQUITY FUND USA, AN OFFSHORE-BASED FUND, AND THE WARBURG PINCUS FOCUS FUND, DISTRIBUTED IN THE U.S. MR. ABATE JOINED CREDIT SUISSE ASSET MANAGEMENT AND WAS RESPONSIBLE FOR THE LAUNCH OF THE SELECT EQUITY PRODUCT IN 1995. PRIOR TO CREDIT SUISSE, HE WAS A CO-FOUNDER AND MANAGING DIRECTOR OF VERT INDEPENDENT CAPITAL RESEARCH, A WALL STREET EQUITY RESEARCH BOUTIQUE. PREVIOUSLY, HE WAS A MANAGER IN PRICE WATERHOUSE'S VALUATION/CORPORATE FINANCE GROUP. MR. ABATE'S WRITINGS HAVE APPEARED IN THE WALL STREET JOURNAL, MERGERS & ACQUISITIONS, INVESTMENT WEEK, INVESTMENT ADVISER AND OTHER VARIOUS PUBLICATIONS, AND HE IS A CONTRIBUTING AUTHOR TO Applied Equity Valuation AND Focus on Value. HE HAS ALSO BEEN A FREQUENT SPEAKER TO PROFESSIONAL SOCIETIES ON VALUATION AND SECURITY ANALYSIS TOPICS AND IS A MEMBER OF THE EDITORIAL ADVISORY BOARD OF THE Journal of Portfolio Management. MR. ABATE HOLDS A B.S. IN ACCOUNTING FROM FAIRLEIGH DICKINSON UNIVERSITY AND AN M.B.A IN FINANCE FROM ST. JOHN'S UNIVERSITY. HE IS A CHARTERED FINANCIAL ANALYST AND A CERTIFIED PUBLIC ACCOUNTANT, AND SERVED AS A COMMISSIONED OFFICER IN THE U.S. ARMY. MR. ABATE TOOK OVER PRIMARY RESPONSIBILITY FOR FUND MANAGEMENT FROM FAYEZ SAROFIM & CO. DURING THE FIRST QUARTER OF 2001.


   The Fund's investment objective is to seek long-term capital appreciation, generally through investment in equity securities of selected large and mid-capitalization North American companies. However, if the Fund determines that the long-term capital appreciation of debt securities may equal or exceed the return on equity securities, it may be substantially invested in debt securities of companies and governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.


REPORT TO SHAREHOLDERS
--------------------------------------------------------------------------------

THE FACTS - CLASS A SHARES
--------------------------------------------------------------------------------
                                                       GAM
                                            American Focus
                                            Class A (after               Average
                                      GAM          maximum         S&P   1 Month
                           American Focus       sales load        Comp   Deposit
                                  Class A        of 5.50%)       Index      Rate

30 June, 2003                   US$ 12.64        US$ 13.38      974.50
--------------------------------------------------------------------------------
                                        %                %           %         %
--------------------------------------------------------------------------------
Quarter to June, 2003               16.71            10.29       15.40      0.31
--------------------------------------------------------------------------------
Jan - June, 2003                     8.22             2.27       11.77      0.62
--------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------
1 year to June, 2003                (3.77)           (9.06)       0.24      1.46
--------------------------------------------------------------------------------
5 years to June, 2003               (1.94)           (3.04)      (1.62)     4.19
--------------------------------------------------------------------------------
10 years to June, 2003               9.47             8.85       10.03      4.67
--------------------------------------------------------------------------------
Since inception                      9.01             8.56       10.21      4.94
--------------------------------------------------------------------------------


   Performance is calculated on a total return basis. Class A inception was on 1st January, 1990, Class B on 26th May, 1998 and Class C on 7th July, 1998. Past performance is not necessarily indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


                                       27
                                      ----
                    GAM AMERICAN FOCUS FUND / FUND MANAGEMENT

        [The table below represents a line chart in the printed report.]

                               GAM American
                              Focus Class A
              GAM American   (after maximum   Standard & Poor's          Average
                    Focus        sales load           Composite          1 Month
Date              Class A         of 5.50%)               Index     Deposit Rate
--------------------------------------------------------------------------------
1/1/90              10000             10000               10000            10000
1/31/90             10023           9471.74              9338.3          10057.7
2/28/90             10053           9500.08             9443.66          10121.2
3/31/90              9997           9447.17             9701.36          10203.5
4/30/90              9966           9417.87             9467.23          10266.5
5/31/90              9773           9235.49             10369.8          10333.2
6/30/90             10013           9462.29             10305.4          10417.8
7/31/90              9988           9438.66             10280.8          10480.9
8/31/90              9956           9408.42             9341.18          10560.7
9/30/90              9797           9258.17              8889.1          10629.5
10/31/90             9778           9240.21              8860.9          10691.1
11/30/90            10246           9682.47             9423.22            10772
12/31/90            10214           9652.23             9686.47          10849.2
1/31/91             10589           10006.6             10122.9          10906.3
2/28/91             11207           10590.6             10832.2          10976.9
3/31/91             11541           10906.2               11102            11041
4/30/91             11519           10885.5             11135.9          11091.1
5/31/91             11864           11211.5             11598.6          11154.4
6/30/91             11462           10831.6             11070.4          11207.8
7/31/91             11959           11301.3               11600          11264.1
8/31/91             12292           11615.9               11859            11318
9/30/91             11997           11337.2             11661.5            11372
10/31/91            12152           11483.6             11832.7          11413.7
11/30/91            11951           11293.7             11341.5          11469.1
12/31/91            13349           12614.8             12640.8          11519.9
1/31/92           12983.1           12269.1               12421          11561.7
2/29/92           13129.6           12407.4             12568.2            11598
3/31/92           12868.8             12161               12325          11639.8
4/30/92           13124.4           12402.6             12701.5          11671.4
5/31/92             13271           12541.1             12744.4          11714.7
6/30/92           12910.9           12200.8             12555.5          11754.4
7/31/92           13459.8           12719.5             13084.5          11792.5
8/31/92             13273             12543             12801.1          11826.3
9/30/92           13234.9             12507             12950.5          11858.4
10/31/92            13260           12530.7             13011.4          11888.5
11/30/92          13694.3           12941.1             13437.5          11919.9
12/31/92          13672.3           12920.3             13608.1          11960.3
1/31/93           13347.4           12613.3             13735.9          11990.9
2/28/93           13217.7           12490.7             13909.9          12019.4
3/31/93           13298.2           12566.8             14204.7          12052.7
4/30/93           12859.9           12152.6             13876.5            12083
5/31/93           13073.3           12354.3               14224          12110.9
6/30/93           12968.7           12255.4             14268.5          12144.9
7/31/93           12580.6           11888.6             14226.3          12175.5
8/31/93           12961.4           12248.5             14750.6          12204.1
9/30/93           12722.8           12023.1               14637          12238.9
10/31/93          13235.5           12507.5             14953.7          12268.7
11/30/93            13271           12541.1             14794.6          12300.6
12/31/93          13387.2           12650.9             14979.9          12337.2
1/31/94           13623.3             12874             15500.4          12367.5
2/28/94           13159.5           12435.7             15065.8          12396.2
3/31/94           12534.7           11845.3             14411.8          12435.5
4/30/94           12707.5           12008.6             14612.1          12470.6
5/31/94           12874.4           12166.3             14829.4          12506.9
6/30/94           12584.9           11892.7             14466.8            12555
7/31/94           13075.3           12356.1             14956.9          12602.2
8/31/94           13571.6           12825.2             15557.6          12646.1
9/30/94           13491.8           12749.8             15174.3          12698.3
10/31/94          13940.9           13174.1             15526.4          12745.9
11/30/94          13593.8           12846.1             14949.1          12794.2
12/31/94          13784.3           13026.2             15170.2          12866.7
1/31/95           13947.2           13180.1             15576.3          12922.7
2/28/95           14435.7           13641.7             16173.1          12981.4
3/31/95           14750.8           13939.5             16655.6            13056
4/30/95           15091.6           14261.5             17156.6            13116
5/31/95             15657           14795.9             17820.7          13184.5
6/30/95           15779.1           14911.3             18239.3            13251
7/31/95           16103.3           15217.6             18856.8          13311.8
8/31/95           15976.6           15097.9             18892.3          13370.7
9/30/95           16888.9             15960             19688.4          13446.4
10/31/95          16911.5           15981.4             19630.3          13503.1
11/30/95          17722.7           16747.9               20477          13561.5
12/31/95          18042.9           17050.6               20873          13639.5
1/31/96           18814.3           17779.5             21598.1          13693.3
2/29/96           18995.7             17951             21786.8          13749.1
3/31/96           19056.2           18008.1             21998.7          13820.9
4/30/96           19086.5           18036.7             22336.3          13879.7
5/31/96           19751.9           18665.6             22891.5          13940.8
6/30/96           20099.8           18994.3             22982.2          14000.3
7/31/96           19464.6             18394             21974.9          14052.5
8/31/96           19721.7             18637             22430.7          14123.3
9/30/96           20780.4           19637.5             23687.9          14185.9
10/31/96            21340           20166.3             24352.4          14236.9
11/30/96            22807           21552.6             26182.1          14306.5
12/31/96          22390.3           21158.8             25662.5          14372.5
1/31/97           24074.5           22750.4             27283.3          14437.7
2/28/97           24305.7           22968.9               27485          14496.8
3/31/97           23133.3             21861             26354.3          14562.3
4/30/97             24768           23405.8             27940.5          14626.3
5/31/97             26089           24654.1             29623.6          14697.6
6/30/97           27228.3           25730.7             30955.3          14764.8
7/31/97           29011.6           27415.9             33423.1          14820.8
8/31/97           27128.4           25636.3             31544.8          14899.1
9/30/97           28338.1           26779.5               33268          14971.2
10/31/97          27443.2           25933.9             32166.6          15041.9
11/30/97          28603.3           27030.1             33643.6          15106.1
12/31/97          28976.4           27382.7             34221.8          15185.1
1/31/98           29595.4           27967.6             34616.5          15259.9
2/28/98           31686.6           29943.9             37099.5          15325.4
3/31/98           33175.6           31350.9             39001.3          15399.9
4/30/98           33610.6             31762             39402.9          15470.3
5/31/98           33560.4           31714.6             38706.3            15539
6/30/98           35333.8           33390.4               40282          15614.6
7/31/98           34982.4           33058.4             39862.9          15688.2
8/31/98           30258.1           28593.9             34091.6          15761.9
9/30/98             31765           30017.9             36267.2          15833.2
10/31/98          34042.5           32170.2             39232.2          15903.9
11/30/98          35874.8           33901.7             41600.3          15971.7
12/31/98            37506           35443.1             43998.9          16046.2
1/31/99           38379.8           36268.9             45851.3          16113.8
2/28/99             37506           35443.1             44416.3          16173.7
3/31/99           38536.6           36417.1             46192.4          16240.1
4/30/99             39612           37433.4             47996.7          16304.8
5/31/99           38133.3             36036             46845.1            16371
6/30/99           39925.7           37729.8             49447.9          16435.7
7/31/99           38581.4           36459.4             47911.9            16508
8/31/99           38895.1           36755.9             47662.5          16580.3
9/30/99           37035.5           34998.5             46350.9          16652.6
10/31/99          40082.5             37878             49300.7          16728.1
11/30/99          40104.9           37899.2             50292.3          16801.1
12/31/99          41001.1           38746.1             53256.3          16892.5
1/31/00           39836.1           37645.1             50593.2          16974.5
2/29/00           37416.4           35358.4             49624.5          17053.2
3/31/00           40866.7           38619.1               54481          17138.3
4/30/00           40732.3             38492             52848.9          17224.6
5/31/00           41180.4           38915.5             51744.3          17315.9
6/30/00             42323           39995.3             53033.5          17408.7
7/31/00           41561.9             39276             52213.4          17506.2
8/31/00           43058.6           40690.4             55436.2          17603.7
9/30/00           41262.6           38993.1             52517.5          17698.2
10/31/00          42920.5           40559.8             52308.3          17796.8
11/30/00          40663.9           38427.4               48167          17892.3
12/31/00          40404.1           38181.9             48408.9          17991.6
1/31/01           40834.2           38588.3             50137.4          18090.5
2/28/01           38683.7           36556.1             45551.9          18166.9
3/31/01           35217.6           33280.6             42674.9            18248
4/30/01           39265.6             37106             46001.9          18322.6
5/31/01           39771.6           37584.2             46284.6          18390.5
6/30/01           38658.4           36532.2             45173.1          18451.1
7/31/01           38228.3           36125.7             44735.7          18510.5
8/31/01           36410.2           34407.6             41917.1          18568.1
9/30/01             32283           30507.4             38534.5          18624.2
10/31/01          33118.6             31297             39282.3          18664.4
11/30/01          37017.8           34981.9             42285.2          18698.1
12/31/01          38005.3             35915             42652.3          18730.5
1/31/02           37448.3           35388.6             42039.3          18759.4
2/28/02           37524.2           35460.4             41211.5            18785
3/31/02             38689           36561.1             42772.8          18812.9
4/30/02           37093.8           35053.6             40194.1            18840
5/31/02           37625.5           35556.1             39880.5            18868
6/30/02           33295.8           31464.5             37035.3          18895.1
7/31/02           30738.5           29047.9             34162.6          18923.2
8/31/02           30130.8           28473.6             34379.4          18950.9
9/30/02           25927.7           24501.7             30641.1          18977.7
10/31/02          29269.9           27660.1             33345.2          19005.8
11/30/02          32764.1           30962.1             35297.7          19031.4
12/31/02          29607.6           27979.2             33217.3          19053.2
1/31/03           27883.9           26350.3               32358          19073.9
2/28/03           27478.3             25967             31855.1          19092.2
3/31/03             27453           25943.1             32171.6          19112.5
4/30/03           29430.2           27811.5             34832.9          19131.7
5/31/03             31230           29512.3             36660.4          19151.5
6/30/03           32041.1           30278.9             37125.4          19171.2

NOTE: The graph compares the performance results of a hypothetical $10,000 investment in Class A and a comparable index. The performance of Class A is shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities. The performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.


AVERAGE ANNUAL TOTAL RETURN - CLASS A

         [The table below represents a bar chart in the printed report.]

                                              GAM AMERICAN
                                              FOCUS (AFTER           STANDARD
                                                   MAXIMUM           & POOR'S
                         GAM AMERICAN           SALES LOAD          COMPOSITE
                                FOCUS            OF 5.50%)              INDEX
                                    %                    %                  %
--------------------------------------------------------------------------------
1 Year                          -3.77                -9.06                 0.24
5 Years                         -1.94                -3.04                -1.62
10 Years                         9.47                 8.85                10.03
Since Inception                  9.01                 8.56                10.21


ANNUAL PERFORMANCE - CLASS A

         [The table below represents a bar chart in the printed report.]

                                              GAM AMERICAN
                                              FOCUS (AFTER           STANDARD
                                                   MAXIMUM           & POOR'S
                         GAM AMERICAN           SALES LOAD          COMPOSITE
                                FOCUS            OF 5.50%)              INDEX
YEAR                                %                    %                  %
--------------------------------------------------------------------------------
1999                             9.32                 3.31              21.04
2000                            -1.46                -6.88               -9.1
2001                            -5.94               -11.11             -11.89
2002                            -22.1               -26.38             -22.12
2003*                            8.22                 2.27              11.77



                                                       GAM
                                            AMERICAN FOCUS
                                            CLASS A (AFTER            STANDARD
                                  GAM              MAXIMUM            & POOR'S
                       AMERICAN FOCUS           SALES LOAD           COMPOSITE
                              CLASS A            OF 5.50%)               INDEX
YEAR                                %                    %                   %
--------------------------------------------------------------------------------
1999                             9.32                 3.31              21.04
2000                            (1.46)               (6.88)             (9.10)
2001                            (5.94)              (11.11)            (11.89)
2002                           (22.10)              (26.38)            (22.12)
2003*                            8.22                 2.27              11.77

*6 months


----------
Sources used are the net asset value of the Fund which is computed daily, The Financial Times and Datastream.

The Standard and Poor's Composite Index is an unmanaged weighted index of the stock performance of 500 industrial, transportation, utility and financial companies. The percentage change in the value of the index includes dividends reinvested.

                                       28
                                      ----
                GAM AMERICAN FOCUS FUND / REPORT TO SHAREHOLDERS

THE FACTS - CLASS B SHARES
--------------------------------------------------------------------------------
                                                       GAM
                                            American Focus               Average
                                      GAM          Class B         S&P   1 Month
                           American Focus   (with deferred        Comp   Deposit
                                  Class B    sales charge)       Index      Rate

30 June, 2003                   US$ 12.16                       974.50
--------------------------------------------------------------------------------
                                        %                %           %         %
--------------------------------------------------------------------------------
Quarter to June, 2003               16.48            11.48       15.40      0.31
--------------------------------------------------------------------------------
Jan - June, 2003                     7.71             2.71       11.77      0.62
--------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------
1 year to June, 2003                (4.70)           (9.47)       0.24      1.46
--------------------------------------------------------------------------------
3 years to June, 2003               (9.72)          (10.53)     (11.21)     3.27
--------------------------------------------------------------------------------
5 years to June, 2003               (3.17)           (3.43)      (1.62)     4.19
--------------------------------------------------------------------------------
Since inception*                    (2.15)           (2.28)      (0.87)     4.22
--------------------------------------------------------------------------------

THE FACTS - CLASS C SHARES
--------------------------------------------------------------------------------
                                                       GAM
                                            American Focus
                                            Class C (after
                                                   maximum
                                                sales load               Average
                                      GAM         of 1.00%         S&P   1 Month
                           American Focus     and deferred        Comp   Deposit
                                  Class C    sales charge)       Index      Rate

30 June, 2003                   US$ 11.87        US$ 11.99      974.50
--------------------------------------------------------------------------------
                                        %                %           %         %
--------------------------------------------------------------------------------
Quarter to June, 2003               16.37            14.21       15.40      0.31
--------------------------------------------------------------------------------
Jan - June, 2003                     7.62             5.54       11.77      0.62
--------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------
1 year to June, 2003                (4.96)           (6.86)       0.24      1.46
--------------------------------------------------------------------------------
2 years to June, 2003              (10.01)          (10.46)      (9.34)     1.93
--------------------------------------------------------------------------------
3 years to June, 2003               (9.88)          (10.18)     (11.21)     3.27
--------------------------------------------------------------------------------
Since inception*                    (3.96)           (4.15)      (1.99)     4.18
--------------------------------------------------------------------------------

* Inception was on 26th May, 1998 for Class B shares and 7th July, 1998 for Class C shares.

THE COMMENT

   The Fund has broadly performed in line with the benchmark over the six month period ending 30th June, 2003.

   Coming after a challenging 2001, 2002 was even more difficult for investors. Markets remained highly volatile in the second half of 2002, with a focus on headlines of further earnings shortfalls, lay-offs and market declines. Growing concerns over military conflict with Iraq, revisions to corporate earnings expectations and declining consumer confidence undermined the early signs of a slow recovery.

   In the first half of 2003, we continued to focus on cyclical stocks balanced against more stable growth sectors. Positions in media, software and services, household and personal products and hotels were reduced while holdings in health care and pharmaceuticals were added. Despite our concerns, we continue to see opportunities across the markets from a stock picking standpoint. Attributes in stocks that we find opportunistic from both a fundamental and valuation perspective continue to have an industrial rather than consumer orientation, market share leadership, size and dividend yield. Portfolio stocks which possess these attributes and that have performed well year to date include Alcoa, Intel and Citigroup. Despite their relative underperformance thus far, we continue to view the energy sector, notably large capitalization portfolio companies such as Exxon Mobil and ChevronTexaco, as opportunistic given our viewpoints.

   Following the conclusion of conventional military activities in Iraq in March 2003, equity markets in the US experienced their sharpest rally since 1998. We believe three main catalysts resulted in a shift in investor willingness to look past the near-term economic news towards prospects for recovery and therefore embrace equities over money market and bonds: 1) passage of significant tax reduction focusing on dividends, 2) continuation of unprecedented monetary stimulus by the Federal Reserve and 3) a willingness to allow the US dollar to depreciate relative to the Euro in an effort to boost exports. In fact, those stocks which were the worst performers of 2002, when fears of a deepening recession and accounting scandals dominated, have been the performance leaders by far.

   We share the equity markets' signal of economic recovery, although this can never be guaranteed. However, we expect it to be slower and less typical of other post-recession type recoveries, as this is the only post-war recession where the consumer has not played a part. In the portfolio a continued emphasis is placed on leadership, size and dividend yield. This strategy has helped the portfolio to outperform its benchmark in the second quarter of 2003, with stocks in one of the favored sectors, pharmaceutical and biotechnology, performing well.


                                       29
                                      ----
                GAM AMERICAN FOCUS FUND / REPORT TO SHAREHOLDERS

STATEMENT OF INVESTMENTS AS AT 30TH JUNE, 2003 (UNAUDITED)

                                                                         MARKET
                                                                          VALUE
   HOLDINGS   DESCRIPTION                                                   US$
--------------------------------------------------------------------------------
EQUITIES - 99.7%
              BANKS - 1.3%
      9,700   Bank of America                                           766,591
                                                                     ----------
                                                                        766,591
                                                                     ----------
              CAPITAL GOODS - 5.4%
    108,300   General Electric (USA)                                  3,106,044
                                                                     ----------
                                                                      3,106,044
                                                                     ----------
              DIVERSIFIED FINANCIALS - 9.7%
     56,600   Citigroup                                               2,422,480
     16,900   Goldman Sachs Group                                     1,415,375
     27,000   Morgan Stanley                                          1,154,250
     12,000   Wells Fargo                                               604,800
                                                                     ----------
                                                                      5,596,905
                                                                     ----------
              ENERGY - 14.0%
     48,900   Amerada Hess                                            2,404,902
     38,600   Anadarko Petroleum                                      1,716,542
     20,100   ChevronTexaco                                           1,451,220
     43,300   Exxon Mobil                                             1,554,903
     34,400   Marathon Oil                                              906,440
                                                                     ----------
                                                                      8,034,007
                                                                     ----------
              FOOD, BEVERAGE & TOBACCO - 15.2%
     43,300   Altria Group                                            1,967,552
    222,280   Archer-Daniels-Midland                                  2,860,744
     61,800   Coca-Cola                                               2,868,138
     29,800   Kellogg                                                 1,024,226
                                                                     ----------
                                                                      8,720,660
                                                                     ----------
              HEALTH CARE EQUIPMENT & SERVICES - 1.5%
     18,000   Medtronic                                                 863,460
                                                                     ----------
                                                                        863,460
                                                                     ----------
              MATERIALS - 13.7%
     94,200   Alcoa                                                   2,402,100
     21,100   AngloGold ADR                                             673,090
     20,100   Dow Chemical                                              622,296
     42,400   Du Pont de Nemours                                      1,765,536
    *39,300   Inco                                                      830,802
     30,400   Newmont Mining                                            986,784
     48,700   Placer Dome                                               597,549
                                                                     ----------
                                                                      7,878,157
                                                                     ----------
              PHARMACEUTICALS & BIOTECHNOLOGY - 17.6%
     21,000   Abbott Laboratories                                       918,960
    *27,400   Amgen                                                   1,820,456
     44,400   Johnson & Johnson                                       2,295,480
    *33,100   MedImmune                                               1,203,847
     13,700   Merck                                                     829,535
     88,800   Pfizer                                                  3,032,520
                                                                     ----------
                                                                     10,100,798
                                                                     ----------
              SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT - 12.4%
   *131,600   Applied Materials                                       2,087,176
    145,600   Intel                                                   3,026,150
   *173,800   Micron Technology                                       2,021,294
                                                                     ----------
                                                                      7,134,620
                                                                     ----------
              SOFTWARE & SERVICES - 3.1%
     69,100   Microsoft                                               1,769,651
                                                                     ----------
                                                                      1,769,651
                                                                     ----------
              TECHNOLOGY HARDWARE & EQUIPMENT - 4.2%
    *42,700   Cisco Systems                                             712,663
    182,200   Motorola                                                1,718,146
                                                                     ----------
                                                                      2,430,809
                                                                     ----------
              TELECOMMUNICATION SERVICES - 1.6%
     35,800   SBC Communications                                        914,690
                                                                     ----------
                                                                        914,690
                                                                     ----------
TOTAL EQUITIES (COST $52,823,615)                                    57,316,392
                                                                     ----------
CALL OPTION PURCHASED - 0.1%
              CALL OPTION - 0.1%
     72,000   Phila Gold & Silver expiring Dec '03 @ $70.00              78,480
                                                                     ----------
TOTAL CALL OPTION (COST $47,736)                                         78,480
                                                                     ----------
TIME DEPOSITS - 0.2%
              CAYMAN - 0.2%
     96,644   Bank of America
              1.62%, 2003-07-01                                          96,644
                                                                     ----------
TOTAL TIME DEPOSITS (COST $96,644)                                       96,644
                                                                     ----------
TOTAL INVESTMENTS (COST $52,967,995) - 100.0%                        57,491,516
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0%)                          (33,736)
                                                                     ----------
TOTAL NET ASSETS - 100.0%                                            57,457,780
                                                                     ==========

*Non-income producing security.


PUT OPTION WRITTEN (SEE NOTE 7)
                                                         SHARES
                                                         SUBJECT            FAIR
                                                          TO PUT           VALUE
--------------------------------------------------------------------------------
Phila Gold & Silver expiring Dec '03 @ $60.00
  (premium received $22,104)                             72,000          $5,760
                                                                     ==========

See notes to financial statements.


                                       30
                                      ----
               GAM AMERICAN FOCUS FUND / STATEMENT OF INVESTMENTS

                             -----------------------
                              GAMERICA CAPITAL FUND
-----------------------------                       ----------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

[PHOTO OMITTED]

GORDON GRENDER, DIRECTOR, HAS BEEN ASSOCIATED WITH GAM SINCE 1983. HE HAS BEEN ACTIVELY INVOLVED IN FUND MANAGEMENT IN NORTH AMERICAN STOCK MARKETS SINCE 1974. HE COMMENCED MANAGEMENT OF GAMERICA CAPITAL FUND ON 12TH MAY, 1995. MR. GRENDER ALSO MANAGES GAMERICA INC., AN OFFSHORE FUND WITH SIMILAR INVESTMENT OBJECTIVES.


   The Fund's investment objective is to seek long-term capital appreciation, generally through investment in equity securities issued by companies in the United States. However, if the Fund determines that the long-term capital appreciation of debt securities may equal or exceed the return on equity securities, it may be substantially invested in debt securities of companies and governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.


REPORT TO SHAREHOLDERS
--------------------------------------------------------------------------------

THE FACTS - CLASS A SHARES
--------------------------------------------------------------------------------
                                                  GAMerica
                                                   Capital
                                            Class A (after               Average
                                 GAMerica          maximum         S&P   1 Month
                                  Capital       sales load        Comp   Deposit
                                  Class A        of 5.50%)       Index      Rate

30 June, 2003                   US$ 21.21        US$ 22.44      974.50
--------------------------------------------------------------------------------
                                        %                %           %         %
--------------------------------------------------------------------------------
Quarter to June, 2003               20.31            13.69       15.40      0.31
--------------------------------------------------------------------------------
Jan - June, 2003                    18.82            12.29       11.77      0.62
--------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------
1 year to June, 2003                 5.10            (0.68)       0.24      1.46
--------------------------------------------------------------------------------
3 years to June, 2003               (2.82)           (4.64)     (11.21)     3.27
--------------------------------------------------------------------------------
5 years to June, 2003                6.14             4.94       (1.62)     4.19
--------------------------------------------------------------------------------
Since inception                     13.43            12.64        9.66      4.75
--------------------------------------------------------------------------------

   Performance  is calculated on a total return basis.  Class A inception was on
12th May 1995, Class B and Class C on 26th May, 1998. Past performance is not necessarily indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


                                       31
                                      ----
                     GAMERICA CAPITAL FUND / FUND MANAGEMENT

        [The table below represents a line chart in the printed report.]

                                   GAMerica
                            Capital Class A
                 GAMerica    (after maximum   Standard & Poor's          Average
                  Capital        sales load           Composite          1 Month
Date              Class A         of 5.50%)               Index     Deposit Rate
--------------------------------------------------------------------------------
5/12/95             10000             10000             10000              10000
5/31/95              9946           9398.97           10162.6            10029.2
6/30/95              9970           9421.65           10401.3            10079.8
7/31/95             10000              9450           10753.4            10126.1
8/31/95             10188           9627.66           10773.7            10170.9
9/30/95             10244           9680.58           11227.7            10228.4
10/31/95            10382           9810.99           11194.5            10271.6
11/30/95            10453           9878.08           11677.4              10316
12/31/95          10137.3           9579.77           11903.2            10375.4
1/31/96            9813.9           9274.13           12316.7            10416.3
2/29/96           10187.9           9627.52           12424.3            10458.7
3/31/96           10844.8           10248.3           12545.2            10513.3
4/30/96           11724.1           11079.3           12737.7            10558.1
5/31/96           12623.6           11929.3           13054.3            10604.6
6/30/96           12704.5           12005.8             13106            10649.8
7/31/96           12229.5           11556.8           12531.6            10689.5
8/31/96           12704.5           12005.8           12791.5            10743.4
9/30/96             12755           12053.5           13508.5              10791
10/31/96          12138.5           11470.9           13887.4            10829.8
11/30/96          11815.1           11165.3           14930.8            10882.8
12/31/96            11994           11334.3           14634.5            10932.9
1/31/97           12437.4           11753.3           15558.8            10982.5
2/28/97           11927.5           11271.4           15673.8            11027.5
3/31/97           11040.7           10433.4             15029            11077.4
4/30/97           11262.4           10642.9           15933.6              11126
5/31/97           12603.6           11910.4           16893.4            11180.3
6/30/97           13623.5           12874.2           17652.8            11231.4
7/31/97           14565.7           13764.6           19060.1              11274
8/31/97           15001.1             14176             17989            11333.5
9/30/97           16895.9           15966.7           18971.7            11388.4
10/31/97          16670.4           15753.5           18343.6            11442.2
11/30/97          16670.4           15753.5           19185.9              11491
12/31/97          16465.2           15559.6           19515.6            11551.1
1/31/98           17335.6           16382.2           19740.7              11608
2/28/98           18904.9           17865.1           21156.7            11657.8
3/31/98           19996.1           18896.3           22241.2            11714.5
4/30/98           21160.8           19996.9           22470.2              11768
5/31/98           20621.3           19487.1           22072.9            11820.3
6/30/98           20694.9           19556.7           22971.5            11877.8
7/31/98           20106.4           19000.5           22732.5            11933.8
8/31/98           17311.1             16359           19441.4            11989.9
9/30/98           17947.2           16960.1             20682            12044.1
10/31/98            18708           17679.1           22372.9            12097.9
11/30/98            20479           19352.7           23723.3            12149.5
12/31/98            21502           20319.4           25091.2            12206.1
1/31/99           21967.8           20759.6           26147.5            12257.5
2/28/99           21174.7           20010.1           25329.2            12303.1
3/31/99           21678.3             20486           26342.1            12353.6
4/30/99           23163.8           21889.8             27371            12402.8
5/31/99           23893.9           22579.8           26714.3            12453.2
6/30/99           25291.3           23900.3           28198.5            12502.4
7/31/99             25883           24459.4           27322.6            12557.4
8/31/99           25049.4           23671.7           27180.4            12612.4
9/30/99           24895.7           23526.4           26432.4            12667.4
10/31/99          24998.2           23623.3           28114.6            12724.8
11/30/99          25267.2           23877.5           28680.1            12780.4
12/31/99          27732.7           26207.4           30370.4            12849.9
1/31/00           26271.7           24826.8           28851.7            12912.3
2/29/00           26362.2           24912.3           28299.3            12972.1
3/31/00           28754.1           27172.6           31068.8            13036.9
4/30/00           27073.3           25584.3           30138.1            13102.5
5/31/00           27758.6           26231.8           29508.1              13172
6/30/00           30370.2           28699.9           30243.3            13242.6
7/31/00           30157.8           28499.1           29775.6            13316.7
8/31/00           32082.8           30318.2           31613.5            13390.9
9/30/00           31454.2           29724.2             29949            13462.8
10/31/00          30825.6           29130.2           29829.8            13537.8
11/30/00          27735.2           26209.8           27468.1            13610.4
12/31/00          29547.4           27922.3           27606.1            13685.9
1/31/01           30230.5           28567.9           28591.7            13761.1
2/28/01           28378.1           26817.3           25976.8            13819.3
3/31/01           28325.5           26767.6           24336.1              13881
4/30/01           28864.2           27276.7           26233.4            13937.8
5/31/01           29836.4           28195.4           26394.6            13989.4
6/30/01           29678.7           28046.4           25760.8            14035.5
7/31/01           28890.5           27301.5           25511.3            14080.6
8/31/01           27648.7             26128             23904            14124.5
9/30/01           25966.6           24538.5             21975            14167.2
10/31/01          26347.7           24898.6           22401.4            14197.7
11/30/01          27385.8           25879.6           24113.9            14223.4
12/31/01          28831.4           27245.6           24323.2              14248
1/31/02           27635.5           26115.6           23973.7              14270
2/28/02           27504.1           25991.4           23501.6            14289.5
3/31/02           28594.8           27022.1             24392            14310.7
4/30/02           28371.4             26811           22921.4            14331.3
5/31/02           27543.5           26028.6           22742.6            14352.6
6/30/02           26518.5             25060           21120.1            14373.2
7/31/02           24573.7           23222.1           19481.9            14394.6
8/31/02           24179.4           22849.6           19605.5            14415.6
9/30/02             23575           22278.3           17473.6              14436
10/31/02          23929.8           22613.6           19015.7            14457.5
11/30/02          24770.8           23408.4           20129.2            14476.9
12/31/02          23456.7           22166.6           18942.8            14493.5
1/31/03             23391           22104.5           18452.7            14509.3
2/28/03           22891.6           21632.6             18166            14523.2
3/31/03           23167.6           21893.4           18346.5            14538.6
4/30/03           25638.1             24228           19864.1            14553.2
5/31/03           27648.7             26128           20906.3            14568.3
6/30/03           27872.1           26339.1           21171.5            14583.2

NOTE: The graph compares the performance results of a hypothetical $10,000 investment in Class A and a comparable index. The performance of Class A is shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities. The performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.


AVERAGE ANNUAL TOTAL RETURN - CLASS A

         [The table below represents a bar chart in the printed report.]

                                                  GAMERICA
                                                   CAPITAL
                                                    (AFTER           STANDARD
                                                   MAXIMUM           & POOR'S
                             GAMERICA           SALES LOAD          COMPOSITE
                              CAPITAL            OF 5.50%)              INDEX
                                    %                    %                  %
--------------------------------------------------------------------------------
1 Year                            5.1                -0.68               0.24
3 Years                         -2.82                -4.64             -11.21
5 Years                          6.14                 4.94              -1.62
Since Inception                 13.43                12.64               9.66



ANNUAL PERFORMANCE - CLASS A

         [The table below represents a bar chart in the printed report.]

                                                  GAMERICA
                                                   CAPITAL
                                                    (AFTER           STANDARD
                                                   MAXIMUM           & POOR'S
                             GAMERICA           SALES LOAD          COMPOSITE
                              CAPITAL            OF 5.50%)              INDEX
YEAR                                %                    %                  %
--------------------------------------------------------------------------------
1999                            28.98                21.88              21.04
2000                             6.54                 0.68               -9.1
2001                            -2.42                -7.79             -11.89
2002                           -18.64               -23.12             -22.12
2003*                           18.82                12.29              11.77


                                                   GAMERICA
                                                    CAPITAL
                                                     (AFTER           STANDARD
                             GAMERICA               MAXIMUM           & POOR'S
                              CAPITAL            SALES LOAD          COMPOSITE
                              CLASS A             OF 5.50%)              INDEX
YEAR                                %                     %                  %
--------------------------------------------------------------------------------
1999                            28.97                21.88              21.04
2000                             6.54                 0.68              (9.10)
2001                            (2.42)               (7.79)            (11.89)
2002                           (18.64)              (23.12)            (22.12)
2003*                           18.82                12.29              11.77

*6 months


----------
Sources used are the net asset value of the Fund which is computed daily, The Financial Times and Datastream.

The Standard and Poor's Composite Index is an unmanaged weighted index of the stock performance of 500 industrial, transportation, utility and financial companies. The percentage change in the value of the index includes dividends reinvested.


                                       32
                                      ----
                 GAMERICA CAPITAL FUND / REPORT TO SHAREHOLDERS

THE FACTS - CLASS B SHARES
--------------------------------------------------------------------------------
                                                  GAMerica
                                                   Capital               Average
                                 GAMerica    Class B (with         S&P   1 Month
                                  Capital         deferred        Comp   Deposit
                                  Class B    sales charge)       Index      Rate

30 June, 2003                   US$ 20.80                       974.50
--------------------------------------------------------------------------------
                                        %                %           %         %
--------------------------------------------------------------------------------
Quarter to June, 2003               20.09            15.09       15.40      0.31
--------------------------------------------------------------------------------
Jan - June, 2003                    18.32            13.32       11.77      0.62
--------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------
1 year to June, 2003                 4.37            (0.63)       0.24      1.46
--------------------------------------------------------------------------------
3 years to June, 2003               (3.52)           (4.48)     (11.21)     3.27
--------------------------------------------------------------------------------
5 years to June, 2003                5.29             4.96       (1.62)     4.19
--------------------------------------------------------------------------------
Since inception*                     5.56             5.40       (0.87)     4.22
--------------------------------------------------------------------------------

THE FACTS - CLASS C SHARES
--------------------------------------------------------------------------------
                                                  GAMerica
                                                   Capital
                                            Class C (after
                                                   maximum
                                                sales load               Average
                                 GAMerica         of 1.00%         S&P   1 Month
                                  Capital     and deferred        Comp   Deposit
                                  Class C    sales charge)       Index      Rate

30 June, 2003                   US$ 20.65        US$ 20.86      974.50
--------------------------------------------------------------------------------
                                        %                %           %         %
--------------------------------------------------------------------------------
Quarter to June, 2003               20.06            17.86       15.40      0.31
--------------------------------------------------------------------------------
Jan - June, 2003                    18.34            16.15       11.77      0.62
--------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------
1 year to June, 2003                 4.35             2.30        0.24      1.46
--------------------------------------------------------------------------------
3 years to June, 2003               (3.51)           (3.84)     (11.21)     3.27
--------------------------------------------------------------------------------
5 years to June, 2003                5.13             4.92       (1.62)     4.19
--------------------------------------------------------------------------------
Since inception*                     5.42             5.21       (0.87)     4.22
--------------------------------------------------------------------------------

* Inception was on 26th May, 1998 for Class B and Class C shares.


THE COMMENT

   US stock markets moved ahead in the first six months to 30th June albeit with volatility. Measured by the Standard & Poor's Composite the Dow Jones Industrial Average and the NASDAQ indices the percentage increases were respectively 11.77%, 9.01% and 21.51%. Whilst the increase in the NASDAQ index particularly seems favorable it needs to be remembered that this index is still 67.86% below the level reached in March 2000.

   The Fund maintained a significant level of liquidity during the period under review as the manager remains concerned about the valuation levels of most of the market. There appears to be few signs of manufacturing activity picking up which is unsurprising considering the fairly low level of capacity utilisation. In the case of the automobile manufacturers, incentives have continued to increase which has resulted in buoyant sales although this may have the effect of weakening demand in the future.

   The manager continues to try to find reasonably valued stocks in what seem a very fully valued market. Some of the stocks held performed quite well and of particular note were the increases in United Auto Group 74.66%, Fred's Incorporated 44.68% and NeoPharm 36.59% which were also in the top 5 holdings.


                                       33
                                      ----
                 GAMERICA CAPITAL FUND / REPORT TO SHAREHOLDERS

STATEMENT OF INVESTMENTS AS AT 30TH JUNE, 2003 (UNAUDITED)

                                                                         MARKET
                                                                          VALUE
   HOLDINGS   DESCRIPTION                                                   US$
--------------------------------------------------------------------------------
BONDS - 0.0%
              TELECOMMUNICATION SERVICES - 0.0%
*+**663,000   Globalstar LP/Capital 11.38%, 2004-02-15                   21,547
                                                                    -----------
TOTAL BONDS (COST $531,141)                                              21,547
                                                                    -----------
EQUITIES - 78.6%
              AUTOMOBILES & COMPONENTS - 2.6%
   *148,800   Keystone Automotive Industries                          2,717,088
                                                                    -----------
                                                                      2,717,088
                                                                    -----------
              CAPITAL GOODS - 7.6%
    *40,000   Gerber Scientific                                         266,400
   *665,060   Power-One                                               4,755,179
    *18,443   SureBeam A                                                 48,874
    *26,400   Titan                                                     271,656
    *63,000   Trex                                                    2,472,750
                                                                    -----------
                                                                      7,814,859
                                                                    -----------
              COMMERICIAL SERVICES & SUPPLIES - 0.0%
    *27,000   Professional Staff ADR                                     45,090
                                                                    -----------
                                                                         45,090
                                                                    -----------
              CONSUMER DURABLES & APPAREL - 1.0%
   *288,560   Foamex International                                      882,994
     *9,765   Palm Harbor Homes                                         184,949
                                                                    -----------
                                                                      1,067,943
                                                                    -----------
              DIVERSIFIED FINANCIALS - 2.2%
     32,000   Bear Stearns                                            2,317,440
                                                                    -----------
                                                                      2,317,440
                                                                    -----------
              ENERGY - 7.0%
   *600,000   Abraxas Petroleum                                         648,000
     70,000   Burlington Resources                                    3,784,900
   *100,000   Tom Brown                                               2,779,000
                                                                    -----------
                                                                      7,211,900
                                                                    -----------
              FOOD, BEVERAGE & TOBACCO - 2.4%
    105,000   Delta & Pine Land                                       2,307,900
      5,629   Monsanto                                                  121,812
                                                                    -----------
                                                                      2,429,712
                                                                    -----------
              HEALTH CARE EQUIPMENT & SERVICES - 1.7%
      7,208   Alcon                                                     329,406
    *43,988   CTI Molecular Imaging                                     831,813
   *797,759   Inflazyme Pharmaceuticals                                 459,260
     *7,800   Sierra Health Services                                    156,000
                                                                    -----------
                                                                      1,776,479
                                                                    -----------
              INSURANCE - 16.6%
     91,000   Ace                                                     3,120,390
     35,898   American International Group                            1,980,852
     80,000   Chubb                                                   4,800,000
    *85,000   ESG Re                                                     25,500
     27,000   Infinity Property & Casualty                              638,280
    122,500   Scottish Annuity & Life Holdings                        2,475,725
     50,000   XL Capital A                                            4,150,000
                                                                    -----------
                                                                     17,190,747
                                                                    -----------
              MEDIA - 0.1%
    *40,000   Edgar Online                                               43,200
     *3,080   Pegasus Communications A                                   91,106
                                                                    -----------
                                                                        134,306
                                                                    -----------

              PHARMACEUTICALS & BIOTECHNOLOGY - 12.8%
     68,000   Merck                                                   4,117,400
   *454,825   Neopharm                                                6,299,326
     46,200   Pfizer                                                  1,577,730
     27,200   Wyeth                                                   1,238,960
                                                                    -----------
                                                                     13,233,416
                                                                    -----------
              REAL ESTATE - 1.1%
    *57,000   Maguire Properties                                      1,097,250
                                                                    -----------
                                                                      1,097,250
                                                                    -----------
              RETAILING - 20.7%
    *36,000   Best Buy                                                1,581,120
    163,000   Dollar General                                          2,976,380
    176,718   Fred's A                                                6,570,375
     18,480   Limited Brands                                            286,440
     58,800   Morgan Stanley Kolhs (SPARQS) 2004-05-01                1,576,428
     *7,500   Party City                                                 77,025
   *385,000   United Auto Group                                       8,385,300
                                                                    -----------
                                                                     21,453,068
                                                                    -----------
              SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT - 0.2%
    *20,000   Advanced Power Technologies                               154,600
                                                                    -----------
                                                                        154,600
                                                                    -----------
              SOFTWARE & SERVICES - 0.8%
    *50,000   Retalix                                                   797,550
   *100,000   Serviceware Technologies                                   50,000
                                                                    -----------
                                                                        847,550
                                                                    -----------
              TECHNOLOGY HARDWARE & EQUIPMENT - 0.4%
    *89,000   I-Link                                                     25,365
    *35,000   Optibase                                                  119,000
    *71,772   Symmetricom                                               315,797
                                                                    -----------
                                                                        460,162
                                                                    -----------
              TELECOMMUNICATION SERVICES - 0.0%
*8,400 Liberty Satellite & Technology A                                  21,840
    *87,000   Worldcom                                                    3,306
     *3,480   Worldcom - MCI Group                                          505
                                                                    -----------
                                                                         25,651
                                                                    -----------
              TRANSPORTATION - 0.9%
   *100,000   USA Truck                                                 900,000
                                                                    -----------
                                                                        900,000
                                                                    -----------
              UTILITIES - 0.5%
     62,537   Williams Companies                                        494,042
                                                                    -----------
                                                                        494,042
                                                                    -----------
TOTAL EQUITIES (COST $69,834,542)                                    81,371,303
                                                                    -----------
TIME DEPOSITS - 21.8%
              NASSAU - 21.8%
22,599,373    Citibank (Nassau)
              1.62%, 2003-07-01
                                                                     22,599,373
                                                                    -----------
TOTAL TIME DEPOSITS (COST $22,599,373)                               22,599,373
                                                                    -----------
TOTAL INVESTMENTS (COST $92,965,056) - 100.4%                       103,992,223
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4%)                         (429,120)
                                                                    -----------
TOTAL NET ASSETS - 100.0%                                           103,563,103
                                                                    ===========

* Non-income producing security.
+ Fair valued security
**Defaulted bond

See notes to financial statements.


                                       34
                                      ----
                GAMERICA CAPITAL FUND / STATEMENT OF INVESTMENTS

GEOGRAPHIC ANALYSIS AS AT
30TH JUNE, 2003

         [The table below represents a pie chart in the printed report.]

             UNITED STATES                                    77.8%
             NASSAU (TIME DEPOSIT)                            21.8%
             CANADA                                            0.4%


INVESTMENT ANALYSIS AS AT
30TH JUNE, 2003

         [The table below represents a pie chart in the printed report.]

      DIVERSIFIED FINANCIALS                                         2.2%
      ENERGY                                                         7.0%
      FOOD, BEVERAGE & TOBACCO                                       2.4%
      HEALTH CARE EQUIPMENT & SERVICES                               1.7%
      INSURANCE                                                     16.6%
      CONSUMER DURABLES & APPAREL                                    1.0%
      PHARMACEUTICALS & BIOTECHNOLOGY                               12.8%
      REAL ESTATE                                                    1.1%
      RETAILING                                                     20.7%
      TIME DEPOSITS & LIABILITIES IN EXCESS OF OTHER ASSETS         21.4%
      AUTOMOBILES & COMPONENTS                                       2.6%
      CAPITAL GOODS                                                  7.6%
      OTHER                                                          2.9%


                                       35
                                      ----
                GAMERICA CAPITAL FUND / STATEMENT OF INVESTMENTS

                          -----------------------------
                           GAM GABELLI LONG/SHORT FUND
--------------------------                             -------------------------


FUND MANAGEMENT
--------------------------------------------------------------------------------

[PHOTO OMITTED]

MARIO J. GABELLI IS CHAIRMAN OF GABELLI FUNDS, INC., A MUTUAL FUND INVESTMENT ADVISER AND HOLDING COMPANY FOR GAMCO INVESTORS INC., A MONEY MANAGEMENT SUBSIDIARY, GABELLI & COMPANY, INC. A BROKER/ DEALER SUBSIDIARY AND GABELLI ASSOCIATES FUND, AN ARBITRAGE LIMITED PARTNERSHIP. GAMCO INVESTORS, INC. IS THE INVESTMENT MANAGER OF GAM GAMCO. MR GABELLI BEGAN HIS INVESTMENT CAREER IN 1967 WITH THE INVESTMENT BANKING FIRM OF LOEB, RHOADES & CO. BEFORE JOINING RESEARCH FIRM WILLIAM D WITTER IN 1975. IN 1977, HE FORMED BROKER/DEALER GABELLI & COMPANY, INC. MR GABELLI IS A MEMBER OF THE NEW YORK SOCIETY OF ANALYSTS AND CHARTERED FINANCIAL ANALYST. HE IS A GRADUATE OF FORDHAM UNIVERSITY AND RECEIVED AN MBA FROM COLUMBIA UNIVERSITY GRADUATE SCHOOL OF BUSINESS. HE HOLDS AN HONORARY DOCTORATE DEGREE FROM ROGER WILLIAMS UNIVERSITY.


   The Fund's investment objective is to seek long-term capital appreciation, generally through investment in equity securities of selected large, mid, and small-capitalization North American companies. Under normal conditions, the Fund will have both long and short positions in equity securities, primarily common stocks. However, if the Fund determines that the long-term capital appreciation of debt securities may equal or exceed the return on equity securities, it may be substantially invested in debt securities of companies and governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.


REPORT TO SHAREHOLDERS
--------------------------------------------------------------------------------

THE FACTS - CLASS A SHARES
--------------------------------------------------------------------------------
                                                       GAM
                                                   Gabelli
                                                Long/Short
                                      GAM   Class A (after     Average
                                  Gabelli          maximum         S&P   1 Month
                               Long/Short       sales load        Comp   Deposit
                                  Class A        of 5.50%)       Index      Rate

30 June, 2003                    US$ 7.45         US$ 7.88      974.50
--------------------------------------------------------------------------------
                                        %                %           %         %
--------------------------------------------------------------------------------
Quarter to June, 2003                8.92             2.93       15.40      0.31
--------------------------------------------------------------------------------
Jan - June, 2003                     1.64            (3.95)      11.77      0.62
--------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------
1 year to June, 2003               (14.95)          (19.63)       0.24      1.46
--------------------------------------------------------------------------------
Since inception                    (23.78)          (27.65)      (6.18)     1.49
--------------------------------------------------------------------------------

   Performance is calculated on a total return basis. Class A, B and C inception was on 29th May, 2002. Past performance is not necessarily indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


                                       36
                                      ----
                  GAM GABELLI LONG/SHORT FUND / FUND MANAGEMENT

         [The table below represents a line chart in the printed report.]

                                GAM Gabelli
                                 Long/Short
                                    Class A        Standard &
              GAM Gabelli    (after maximum            Poor's            Average
               Long/Short        sales load         Composite            1 Month
Date              Class A         of 5.50%)             Index       Deposit Rate
--------------------------------------------------------------------------------
5/30/02             10000             10000             10000              10000
5/31/02             10000              9450           10023.9            10000.5
6/30/02              8760            8278.2           9308.73            10014.9
7/31/02              7680            7257.6           8586.68            10029.7
8/31/02              7200              6804           8641.16            10044.4
9/30/02              6940            6558.3           7701.56            10058.6
10/31/02             6990           6605.55           8381.21            10073.5
11/30/02             7150           6756.75           8871.98            10087.1
12/31/02             7330           6926.85           8349.08            10098.6
1/31/03              7200              6804           8133.08            10109.6
2/28/03              6890           6511.05            8006.7            10119.3
3/31/03              6840            6463.8           8086.25            10130.1
4/30/03              7170           6775.65           8755.15            10140.2
5/31/03              7290           6889.05           9214.49            10150.8
6/30/03              7450           7040.25           9331.38            10161.2

NOTE: The graph compares the performance results of a hypothetical $10,000 investment in Class A and a comparable index. The performance of Class A is shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities. The performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.


AVERAGE ANNUAL TOTAL RETURN - CLASS A

         [The table below represents a bar chart in the printed report.]

                                                   GAM Gabelli
                                                    Long/Short        Standard &
                            GAM Gabelli   (after maximum sales            Poor's
                             Long/Short         load of 5.50%)   Composite Index
                                      %                      %                 %
--------------------------------------------------------------------------------
1 Year                         -14.95               -19.63                 0.24
Since Inception                -23.78               -27.65                -6.18


ANNUAL PERFORMANCE - CLASS A

         [The table below represents a bar chart in the printed report.]

                                                   GAM Gabelli
                                                    Long/Short       Standard &
                             GAM Gabelli  (after maximum sales           Poor's
                              Long/Short        load of 5.50%)  Composite Index
                                       %                     %                %
-------------------------------------------------------------------------------
Inception to December, 2002        -26.7                -30.73           -16.51
2003*                               1.64                 -3.95            11.77


----------
* 6 months


----------
Sources used are the net asset value of the Fund which is computed daily, The Financial Times and Datastream.

The Standard and Poor's Composite Index is an unmanaged weighted index of the stock performance of 500 industrial, transportation, utility and financial companies. The percentage change in the value of the index includes dividends reinvested.


                                       37
                                      ----
              GAM GABELLI LONG/SHORT FUND / REPORT TO SHAREHOLDERS

THE FACTS - CLASS B SHARES
--------------------------------------------------------------------------------
                                                      GAM
                                                   Gabelli
                                      GAM       Long/Short               Average
                                  Gabelli    Class B (with         S&P   1 Month
                               Long/Short         deferred        Comp   Deposit
                                  Class B    sales charge)       Index      Rate

30 June, 2003                    US$ 7.46                       974.50
--------------------------------------------------------------------------------
                                        %                %           %         %
--------------------------------------------------------------------------------
Quarter to June, 2003                9.22             4.22       15.40      0.31
--------------------------------------------------------------------------------
Jan - June, 2003                     1.91            (3.09)      11.77      0.62
--------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------
1 year to June, 2003               (14.84)          (19.10)       0.24      1.46
--------------------------------------------------------------------------------
Since inception                    (23.68)          (26.50)      (6.18)     1.49
--------------------------------------------------------------------------------

THE FACTS - CLASS C SHARES
--------------------------------------------------------------------------------
                                                       GAM
                                                   Gabelli
                                                Long/Short
                                            Class C (after
                                                   maximum
                                      GAM       sales load               Average
                                  Gabelli         of 1.00%         S&P   1 Month
                               Long/Short     and deferred        Comp   Deposit
                                  Class C    sales charge)       Index      Rate

30 June, 2003                    US$ 7.45         US$ 7.53      974.50
--------------------------------------------------------------------------------
                                        %                %           %         %
--------------------------------------------------------------------------------
Quarter to June, 2003                9.24             7.15       15.40      0.31
--------------------------------------------------------------------------------
Jan - June, 2003                     1.92            (0.10)      11.77      0.62
--------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------
1 year to June, 2003               (14.86)          (16.55)       0.24      1.46
--------------------------------------------------------------------------------
Since inception                    (23.78)          (24.48)      (6.18)     1.49
--------------------------------------------------------------------------------


THE COMMENT

   For the first six months of 2003, the Fund's Class A NAV returned 1.64% to investors versus an increase of 11.77% for the S&P 500 Index. Long positions in the communications sector increased returns, while short positions in the technology sector under performed. During the period, the Fund benefited from positions in AOL Time Warner, Nortel Networks and Gray Television, Inc. and incurred losses from positions in Macromedia Inc., Broadcom Corp., and Varian Semiconductor Equipment Associates Inc.

   After a brief January rally, the stock market continued to be negatively jolted by various factors. Slowing fourth quarter economic growth, earnings disappointments, uncertainty surrounding the prospects of a war with Iraq, as well as the "pick-pocket" effect that higher energy costs exert by depressing consumer and business spending, all weighed on stocks.

   In March, a very strong pre-war rally briefly turned the year-to-date change in the S&P 500 positive. Then, uncertainty over protracted hostilities in Iraq increased, ending the spike just one day after military action started. During this ten-day rally, the price of WTI crude oil plunged 32%, dropping from $38 to $26 a barrel, setting up near-term price relief at the gas pump.

   The Fed kept the 1-1/4% Federal funds rate unchanged at both its March and May meetings saying, although recent economic data was mixed, monetary stimulus and productivity gains should be sufficient to generate economic growth once war related geopolitical uncertainties lift. However, the timing and extent of that improvement remained uncertain, and over the foreseeable future, the balance of risks were weighted toward weakness.

   Stocks closed up for the fourth straight month in June, scoring their biggest quarterly gain in four and one half years, producing an up first half by substantially offsetting a small first quarter decline.

   During the latter part of the first half, the rise in stock prices discounted future economic and corporate profit improvement which was not yet apparent in various reported economic measures. Time will be needed for the underlying fundamentals to catch up with the market's expectations. Since most monetary and fiscal policy stimulus cards have been played, it is now up to the consumer and business to increase spending and investment. High energy prices, state and local spending cuts and tax increases, and rising unemployment will generally act as drags on the recovery.

                                       38
                                      ----
              GAM GABELLI LONG/SHORT FUND / REPORT TO SHAREHOLDERS

STATEMENT OF INVESTMENTS AS AT 30TH JUNE, 2003 (UNAUDITED)

                                                                         MARKET
                                                                          VALUE
   HOLDINGS   DESCRIPTION                                                   US$
--------------------------------------------------------------------------------
EQUITIES - 98.3%
              AUTOMOBILES & COMPONENTS - 1.6%
     33,000   Dana                                                      381,480
     *5,210   Dollar Thrifty Automotive Group                            96,645
      5,000   Modine Manufacturing                                       96,850
     10,000   Standard Motor Products                                   111,000
                                                                     ----------
                                                                        685,975
                                                                     ----------
              BANKS - 1.5%
      5,000   FleetBoston Financial                                     148,550
      5,000   Mellon Financial                                          138,750
      5,000   PNC Financial Services                                    244,050
      3,270   TCF Financial                                             130,277
                                                                     ----------
                                                                        661,627
                                                                     ----------
              CAPITAL GOODS - 14.4%
      3,420   Albany International A                                     93,708
    *25,000   Allegheny Energy                                          211,250
     *1,140   Alliant Techsystems                                        59,177
    *22,580   BMC                                                        12,193
      6,000   BorgWarner                                                386,400
     17,000   Cooper Industries                                         702,100
     15,722   Curtiss-Wright                                            993,630
     15,000   Curtiss-Wright B                                          934,500
     *5,000   Flowserve                                                  98,350
     30,000   GenCorp                                                   266,700
     27,000   Genuine Parts                                             864,270
     *3,120   Griffon                                                    49,920
     25,000   Honeywell International                                   671,250
      6,000   Northrop Grumman                                          517,740
      3,750   Tennant                                                   137,812
     10,000   Thomas Industries                                         270,500
                                                                     ----------
                                                                      6,269,500
                                                                     ----------
              COMMERCIAL SERVICES & SUPPLIES - 1.8%
      6,730   Allete                                                    178,681
      6,100   Bowne & Company                                            79,483
      7,050   Brink's                                                   102,718
     *8,400   Danka Business Systems ADR                                 32,416
      2,720   Hon Industries                                             82,960
      3,370   Pentair                                                   131,632
      3,000   Sensient Technologies                                      68,970
      4,990   ServiceMaster                                              53,393
      2,340   Viad                                                       52,393
                                                                     ----------
                                                                        782,646
                                                                     ----------
              CONSUMER DURABLES & APPAREL - 2.7%
      5,660   Brunswick                                                 141,613
      2,000   Fortune Brands                                            104,400
    *65,000   Gemstar-TV Guide International                            330,850
      4,000   Gucci Group                                               392,000
      7,150   Hasbro                                                    125,053
     *9,050   The Topps Company                                          77,739
                                                                     ----------
                                                                      1,171,655
                                                                     ----------
              DIVERSIFIED FINANCIALS - 0.7%
      5,000   American Express                                          209,050
      2,000   Merrill Lynch                                              93,360
                                                                     ----------
                                                                        302,410
                                                                     ----------
              ENERGY - 0.6%
     *6,050   Key Energy Services                                        64,856
      4,000   Royal Dutch Petroleum                                     186,480
                                                                     ----------
                                                                        251,336
                                                                     ----------
              FOOD & STAPLES RETAILING - 0.9%
    *19,599   Del Monte Foods                                           173,255
     10,500   Flowers Foods                                             207,480
     *2,000   Interpore International                                    25,460
                                                                     ----------
                                                                        406,195
                                                                     ----------
              FOOD, BEVERAGE & TOBACCO - 9.6%
      6,000   Allied Domecq ADR                                         136,140
     10,949   Altria Group                                              497,523
     90,000   Archer-Daniels-Midland                                  1,158,300
      8,000   Campbell Soup                                             196,000
      5,000   Coca-Cola                                                 232,050
      9,000   Corn Products International                               270,270
      3,050   Delta & Pine Land                                          67,039
      5,000   Diageo ADR                                                218,800
      4,000   Fomento Economico Mexicano                                164,800
      8,000   HJ Heinz                                                  263,840
     14,500   RJ Reynolds Tobacco Holdings                              539,545
      7,500   Wm Wrigley Jr                                             421,725
                                                                     ----------
                                                                      4,166,032
                                                                     ----------
              HEALTH CARE EQUIPMENT & SERVICES - 1.2%
     *5,470   Apogent Technologies                                      109,400
     *1,830   Apria Healthcare Group                                     45,530
     *8,260   Cytyc                                                      86,895
      1,000   Dentsply International                                     40,900
     *2,000   Henry Schein                                              104,680
     *1,480   Laboratory Corporation of America                          44,622
     *5,150   Orthodontic Centers of America                             41,252
     *1,000   Patterson Dental                                           45,380
                                                                     ----------
                                                                        518,659
                                                                     ----------
              HOTELS, RESTAURANTS & LEISURE - 1.8%
     *6,560   Gaylord Entertainment A                                   128,379
      1,960   IHOP                                                       61,877
    *30,000   Metro Goldwyn Mayer                                       372,600
     *1,450   Station Casinos                                            36,613
     *6,250   Triarc Companies                                          187,438
                                                                     ----------
                                                                        786,907
                                                                     ----------
              HOUSEHOLD & PERSONAL PRODUCTS - 2.7%
      2,870   Alberto-Culver A                                          142,869
      3,350   Church & Dwight                                           109,646
     *2,560   CNS                                                        21,760
     *4,000   Del Laboratories                                           94,000
      9,000   Proctor & Gamble                                          802,620
                                                                     ----------
                                                                      1,170,895
                                                                     ----------
              INSURANCE - 2.7%
      8,000   American International Group                              441,440
     *7,100   Insurance Auto Auction                                     89,176
     15,000   Liberty                                                   637,500
                                                                     ----------
                                                                      1,168,116
                                                                     ----------
              MATERIALS - 15.2%
     17,709   Agnico-Eagle Mines                                        205,424
      8,233   AngloGold ADR                                             262,633
     11,000   Apogee Enterprises                                         99,220
   *115,391   Apollo Gold                                               235,416
     *6,201   Arizona Star Resource                                      10,298
     12,679   Barrick Gold                                              226,954
   *147,000   Centamin Egypt                                             22,175
    *29,791   Croesus Mining                                              9,204
     *2,830   Cytec                                                      95,654
    *55,833   Durban Roodepoort Deep ADR                                140,699
    *59,788   Eldorado Gold                                             104,116
     *6,201   FNX Mining Company                                         29,291
     15,316   Freeport-McMoRan Copper & Gold B                          375,242
    *22,210   Glamis Gold                                               254,273
     26,350   Gold Field ADR                                            320,943
     15,601   Goldcorp                                                  187,212
      5,000   Greif A                                                   115,000
     28,258   Harmony Gold Mining ADR                                   380,635
      4,780   HB Fuller                                                 105,256
    *11,855   High River Gold Mines                                      14,962
     85,558   Iamgold                                                   418,797
    *29,851   Ivanhoe Mines                                              73,586
    *77,201   Kenor                                                      48,108
      6,201   Kingsgate                                                  12,245

                                       39
                                      ----
             GAM GABELLI LONG/SHORT FUND / STATEMENT OF INVESTMENTS

                                                                         MARKET
                                                                          VALUE
   HOLDINGS   DESCRIPTION                                                   US$
--------------------------------------------------------------------------------
              MATERIALS - (CONTINUED)
    *36,826   Kinross Gold                                              247,750
    153,401   Lihir Gold                                                133,941
   *442,378   McWatters Mining                                           44,078
    *12,772   Meridian Gold                                             146,750
     *3,101   Minefinders                                                18,493
    *96,981   Mirimar Mining                                            122,189
    *59,902   Nevsun Resources                                          160,929
     14,803   Newmont Mining                                            480,505
   *102,138   Oxiana Resources                                           38,417
     *2,000   Pactiv                                                     39,420
     38,646   Placer Dome                                               474,186
    *59,033   QGX                                                        45,749
    *20,936   Randgold Resources ADR                                    355,912
    *59,201   River Gold Mines                                          111,821
     *4,000   Sealed Air                                                190,640
    *44,625   Tanami Gold NL                                              3,447
      5,080   Texas Industries                                          120,904
    *77,434   Wheaton River Minerals                                     97,157
    *23,346   Zimbabwe Platinum Mines                                    65,387
                                                                     ----------
                                                                      6,645,018
                                                                     ----------
              MEDIA - 18.7%
    *30,231   AOL Time Warner                                           486,417
    *78,605   Cablevision Systems                                     1,631,840
       *958   Clear Channel Communications                               40,610
     *2,500   Cox Communications A                                       79,750
     *4,000   Fisher Communications                                     195,640
    *10,000   Fox Entertainment Group A                                 287,800
    *20,000   General Motors H                                          256,200
     68,000   Gray Television                                           843,200
      3,846   Grupo Televisa GDR                                        132,687
     14,810   Hollinger International                                   159,504
     *2,940   InterActiveCorp                                           116,336
   *105,674   Liberty Media A                                         1,221,591
      2,000   Media General A                                           114,400
    *39,803   PRIMEDIA                                                  121,399
     *3,094   Salem                                                      61,914
     *2,520   Scholastic                                                 75,046
     14,000   Tribune                                                   676,200
    *50,000   Vivendi Universal ADR                                     922,000
      5,000   Walt Disney                                                98,750
    *30,800   Young Broadcasting A                                      650,804
                                                                     ----------
                                                                      8,172,088
                                                                     ----------
              PHARMACEUTICALS & BIOTECHNOLOGY - 2.8%
      9,000   Eli Lilly                                                 620,730
     18,000   Pfizer                                                    614,700
                                                                     ----------
                                                                      1,235,430
                                                                     ----------
              RETAILING - 0.5%
         24   Blockbuster A                                                 404
     *2,290   Cole National                                              28,671
      2,530   Dillards A                                                 34,079
     *6,230   Office Depot                                               90,397
     *8,280   Sports Authority                                           88,596
                                                                     ----------
                                                                        242,147
                                                                     ----------
              SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT - 1.1%
     27,000   Texas Instruments                                         475,200
                                                                     ----------
                                                                        475,200
                                                                     ----------
              SOFTWARE & SERVICES - 0.8%
     *7,530   Intergraph                                                161,895
    *10,000   PeopleSoft                                                175,900
                                                                     ----------
                                                                        337,795
                                                                     ----------
              TECHNOLOGY HARDWARE & EQUIPMENT - 0.7%
        500   Motorola                                                    4,715
    *20,000   Thomas & Betts                                            289,000
                                                                     ----------
                                                                        293,715
                                                                     ----------
              TELECOMMUNICATION SERVICES - 12.6%
     18,071   AT&T                                                      347,867
     *9,628   AT&T Comcast                                              290,573
    *11,080   AT&T Wireless Services                                     90,967
      1,235   BellSouth                                                  32,888
      1,235   CenturyTel                                                 43,040
    *90,649   Cincinnati Bell                                           607,348
     *4,985   MMO2 ADR                                                   46,012
     *6,442   Nextel Communications                                     116,471
      1,236   North Pittsburgh Systems                                   18,627
     *3,705   Orange                                                     32,948
      6,178   Portugal Telecom                                           44,351
     *1,235   Price Communications                                       15,944
   *135,000   Qwest Communications International                        645,300
     33,000   SBC Communications                                        843,150
     57,409   Sprint                                                    826,690
      2,574   TDC A/S                                                    77,111
     15,029   Telecom Italia Savings                                     82,474
      2,470   Telefonos de Mexico ADR                                    77,607
     12,217   Telephone & Data Systems                                  607,185
     *3,096   US Cellular                                                78,793
     15,000   Verizon Communications                                    591,750
                                                                     ----------
                                                                      5,517,096
                                                                     ----------
              TRANSPORTATION - 0.2%
     *7,820   Northwest Airlines                                         88,288
                                                                     ----------
                                                                         88,288
                                                                     ----------
              UTILITIES - 3.5%
     15,000   DPL                                                       239,100
     20,000   DQE                                                       301,400
      8,000   Duke Energy                                               159,600
     17,000   El Paso                                                   137,360
    *40,000   El Paso Electric                                          493,200
     10,000   Watts Industries A                                        178,500
                                                                     ----------
                                                                      1,509,160
                                                                     ----------
TOTAL EQUITIES (COST $39,276,243)                                    42,857,890
                                                                     ----------
U.S. TREASURY BILLS - 18.3%
              U.S. TREASURY BILLS - 18.3%
    967,000   U.S. Treasury 0%, 2003-07-03                              966,959
    485,000   U.S. Treasury 0%, 2003-07-10                              484,909
    387,000   U.S. Treasury 0%, 2003-07-17                              386,865
  1,150,000   U.S. Treasury 0%, 2003-08-07                            1,149,062
    488,000   U.S. Treasury 0%, 2003-08-14                              487,527
  4,493,000   U.S. Treasury 0%, 2003-09-18                            4,484,490
                                                                     ----------
TOTAL U.S. TREASURY BILLS (COST $7,959,932)                           7,959,812
                                                                     ----------
PUT OPTIONS PURCHASED - 0.0%
              PUT OPTIONS - 0.0%
    123,000   Countrywide Financial expiring Jul '03 @ $50.00               615
     74,000   Countrywide Financial expiring Jul '03 @ $70.00            19,610
     74,000   Countrywide Financial expiring Oct '03 @ $50.00             5,920
                                                                     ----------
TOTAL PUT OPTIONS (COST $17,988)                                         26,145
                                                                     ----------
TOTAL INVESTMENTS (COST $47,254,163) - 116.6%                        50,843,847
                                                                     ----------
SECURITIES SOLD SHORT - (48.3%)

              AUTOMOBILES & COMPONENTS - (1.1%)
     (4,000)  Ford Motor Company                                        (43,960)
     (6,000)  Harley-Davidson                                          (239,160)
     (3,000)  Polaris Industries                                       (184,200)
                                                                     ----------
                                                                       (467,320)
                                                                     ----------
              BANKS - (5.8%)
    (40,549)  Comerica                                               (1,885,528)
    (16,237)  Mercantile Bankshares                                    (639,413)
                                                                     ----------
                                                                     (2,524,941)
                                                                     ----------

                                       40
                                      ----
             GAM GABELLI LONG/SHORT FUND / STATEMENT OF INVESTMENTS

                                                                         MARKET
                                                                          VALUE
   HOLDINGS   DESCRIPTION                                                   US$
--------------------------------------------------------------------------------
              CAPITAL GOODS - (1.7%)
   *(24,140)  Cymer                                                    (761,858)
                                                                     ----------
                                                                       (761,858)
                                                                     ----------
              CONSUMER DURABLES & APPAREL - (2.6%)
     (2,000)  La-Z-Boy                                                  (44,760)
     (1,000)  Nike B                                                    (53,490)
    (31,964)  Tiffany & Company                                      (1,044,584)
                                                                     ----------
                                                                     (1,142,834)
                                                                     ----------
              DIVERSIFIED FINANCIALS - (24.6%)
     (6,015)  Countrywide Financial                                    (418,464)
     (6,000)  Diamonds Trust I                                         (539,460)
              *(50,848) Nasdaq 100 Index Tracking Stock              (1,522,898)
              (84,462) S & P 500 Depositary Receipts (SPDR)          (8,246,025)
                                                                     ----------
                                                                    (10,726,847)
                                                                     ----------
              HOTELS, RESTAURANTS & LEISURE - (0.7%)
     (3,000)  Carnival                                                  (97,530)
     (3,000)  McDonald's                                                (66,180)
    *(5,000)  Starbucks                                                (122,600)
                                                                     ----------
                                                                       (286,310)
                                                                     ----------
              MATERIALS - (0.3%)
    *(2,736)  Apex Silver Mines                                         (40,356)
   *(20,610)  Cambior                                                   (27,807)
   *(24,866)  Gabriel Resources                                         (44,964)
                                                                     ----------
                                                                       (113,127)
                                                                     ----------
              MEDIA - (0.7%)
    *(3,485)  Cox Radio                                                 (80,538)
     (1,504)  Dow Jones & Company                                       (64,717)
    *(1,200)  Entercom Communications                                   (58,812)
    *(1,363)  Pixar                                                     (82,925)
                                                                     ----------
                                                                       (286,992)
                                                                     ----------
              RETAILING - (1.3%)
      *(990)  eBay                                                     (103,138)
     (3,000)  Gap                                                       (56,280)
     (4,000)  Home Depot                                               (132,480)
    *(4,331)  NetFlix                                                  (110,657)
    *(4,000)  Research In Motion                                        (86,440)
     (3,000)  The Sherwin-Williams Company                              (80,640)
                                                                     ----------
                                                                       (569,635)
                                                                     ----------
              SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT - (5.9%)
   *(13,544)  Applied Materials                                        (214,808)
    *(7,909)  Broadcom                                                 (197,013)
   *(39,211)  Brooks Automation                                        (444,653)
    *(4,300)  KLA-Tencor                                               (199,907)
     (9,517)  Linear Technology                                        (306,543)
     (8,923)  Maxim Integrated                                         (305,077)
   *(39,177)  Micron Technology                                        (455,628)
    *(7,810)  Novellus Systems                                         (286,010)
    *(6,045)  Varian Semiconductor                                     (179,899)
                                                                     ----------
                                                                     (2,589,538)
                                                                     ----------
              SOFTWARE & SERVICES - (1.1%)
   *(21,008)  Electronics Boutique                                     (485,495)
                                                                     ----------
                                                                       (485,495)
                                                                     ----------
              TECHNOLOGY HARDWARE & EQUIPMENT - (0.4%)
     (3,160) Ishares Dow Jones US Telecommunication Index               (65,380)
   *(14,814) Level 3 Communications                                     (98,365)
                                                                     -----------
                                                                       (163,745)
                                                                     -----------
              TELECOMMUNICATION SERVICES - (1.7%)
     (1,265)  ALLTEL                                                    (60,998)
     (5,080)  AT&T                                                      (97,790)
    *(8,128)  AT&T Comcast                                             (245,303)
     (4,581)  France Telecom ADR                                       (112,922)
      *(619)  Nextel Communications A                                   (11,191)
     (3,152)  SBC Communications                                        (80,534)
   *(11,849)  Sprint                                                    (68,132)
    (15,955)  TeliaSonera                                               (66,275)
                                                                     ----------
                                                                       (743,145)
                                                                     ----------
              UTILITIES - (0.4%)
     (5,000)  The Toro Company                                         (198,750)
                                                                     ----------
                                                                       (198,750)
                                                                     ----------
TOTAL SECURITIES SOLD SHORT (PROCEEDS - $20,502,550) - (48.3%)      (21,060,537)
                                                                     ----------
OTHER ASSETS LESS LIABILITIES - 31.7%                                13,811,760
                                                                     ----------
TOTAL NET ASSETS - 100.0%                                            43,595,070
                                                                     ==========

* Non-income producing security.


CALL OPTIONS WRITTEN (SEE NOTE 7)
                                                            SHARES
                                                           SUBJECT         FAIR
                                                           TO CALL        VALUE
--------------------------------------------------------------------------------

Countrywide Financial expiring Jul '03 @ $80.00             61,000   $    1,525
Countrywide Financial expiring Jul '03 @ $85.00             74,000          370
                                                                     ----------
  Total (premiums received $13,100)                                  $    1,895
                                                                     ==========

See notes to financial statements.

                                       41
                                      ----
             GAM GABELLI LONG/SHORT FUND / STATEMENT OF INVESTMENTS

Statements of Assets and Liabilities

=================================================================================================================================

AS AT 30TH JUNE, 2003 (UNAUDITED)
                                                                                                                         GAM
                                                                                GAM                 GAM                PACIFIC
                                                                               GLOBAL          INTERNATIONAL            BASIN
                                                                            -----------         ------------         -----------
ASSETS (IN US$)
Investments in securities at value                                          $12,104,270         $115,982,086          $8,258,678
Cash - Foreign currencies                                                       767,344            1,364,177           1,033,348
Receivables:
  Securities sold                                                                81,328            5,905,796               2,399
  Capital shares sold                                                            18,496               14,657              10,395
  Dividends, interest and other                                                  49,099              466,702              39,382
Due from broker                                                                      --              160,158                  --
Unrealized appreciation of forward exchange currency
  contracts (Note 7)                                                                 --                   --                  --
Other assets                                                                     27,640               79,980              20,957
                                                                            -----------         ------------         -----------
TOTAL ASSETS                                                                 13,048,177          123,973,556           9,365,159
                                                                            ===========         ============         ===========

LIABILITIES
Options written, at fair value (premiums received
  $0, $0, $0, $0, $0, $22,104, $0, and $13,100)                                      --                   --                  --
Securities sold short, at fair value (proceeds $0,
  $0, $0, $0, $0, $0, $0, and $20,502,550)                                           --                   --                  --
Due to custodian                                                                     --                   --                  --
Payables:
  Securities purchased                                                           77,644            3,141,297               2,388
  Capital shares redeemed                                                        65,969              464,292              18,274
Dividends payable for securities sold short                                          --                   --                  --
Unrealized depreciation of forward exchange
currency contracts (Note 7)                                                      11,784                   --                  --
Accrued management fee                                                           31,816              298,820              20,345
Accrued distribution fee                                                          4,497              109,644                 742
Accrued expenses and other                                                      117,661              596,012              78,507
                                                                            -----------         ------------         -----------
TOTAL LIABILITIES                                                               309,371            4,610,065             120,256
                                                                            -----------         ------------         -----------
NET ASSETS                                                                  $12,738,806         $119,363,491          $9,244,903
                                                                            ===========         ============         ===========

SOURCE OF NET ASSETS
Net capital paid in on shares of capital stock (Note 4)                     $18,331,372         $272,826,649         $31,834,451
Accumulated net investment income/(loss)                                       (158,872)             207,932             (57,794)
Accumulated net realized gains/(losses)                                      (4,645,611)        (143,458,583)        (21,169,292)
Net unrealized appreciation/(depreciation)                                     (788,083)         (10,212,507)         (1,362,462)
                                                                            -----------         ------------         -----------
NET ASSETS                                                                  $12,738,806         $119,363,491          $9,244,903
                                                                            ===========         ============         ===========

CLASS A SHARES OUTSTANDING                                                      697,389            7,309,068           1,120,914
CLASS A NET ASSETS                                                           $9,128,680          $97,130,192          $8,063,248
Net asset value and redemption value per share (Note 4)                          $13.09               $13.29               $7.19
Offering price per share (100/94.5 x net asset value per share
  reduced on sales of $50,000 or more)                                           $13.85               $14.06               $7.61
CLASS B SHARES OUTSTANDING                                                      158,013              763,995              87,365
CLASS B NET ASSETS                                                           $2,019,887          $10,103,388            $636,295
Net asset value and offering price per share (Note 4)                            $12.78               $13.22               $7.28
CLASS C SHARES OUTSTANDING                                                       88,401              426,777              35,358
CLASS C NET ASSETS                                                           $1,124,762           $5,688,278            $210,623
Net asset value and redemption value per share (Note 4)                          $12.72               $13.33               $5.96
Offering price per share (100/99 x net asset value per share)                    $12.85               $13.46               $6.02
CLASS D SHARES OUTSTANDING                                                       37,084              491,490              50,062
CLASS D NET ASSETS                                                             $465,477           $6,441,633            $334,737
Net asset value and redemption value per share (Note 4)                          $12.55               $13.11               $6.69
Offering price per share (100/96.5 x net asset value per share
  reduced on sales of $100,000 or more)                                          $13.01               $13.59               $6.93

Identified cost of investments                                              $12,888,990         $126,222,364          $9,634,918
Identified cost of foreign currency                                            $762,508           $4,647,609          $1,019,537

+ $14,319,692 segregated as collateral for securities sold short and $244,572 futures contracts and options.

See notes to financial statements.

                                       42
                                      ----
              GAM FUNDS INC / STATEMENTS OF ASSETS AND LIABILITIES

==============================================================================================


     GAM                                                         GAM                  GAM
    JAPAN                 GAM             AMERICAN             GAMERICA             GABELLI
   CAPITAL              EUROPE              FOCUS               CAPITAL           LONG/SHORT
 -----------         -----------         -----------         ------------         -----------

  $5,481,623         $19,733,675         $57,491,516         $103,992,223         $50,843,847
     225,948             510,570                  --                   --                  --

     262,495             283,854             544,609                   --           1,709,995
          --                  10             146,876               59,286              29,116
      28,106              90,619             101,659              105,320              95,321
          --              13,170              71,244                   --          14,319,692+

      13,388                  --                  --                   --                  --
      19,043              16,136              24,296               22,221              22,590
 -----------         -----------         -----------         ------------         -----------
   6,030,603          20,648,034          58,380,200          104,179,050          67,020,561
 ===========         ===========         ===========         ============         ===========



          --                  --               5,760                   --               1,895

          --                  --                  --                   --          21,060,537
          --                  --                  --                   --             933,209

     189,094             227,773             560,295                   --             499,647
          --               9,101             131,085              135,674             481,728
          --                  --                  --                   --              68,917

          --                  --                  --                   --                  --
      13,810              49,400             139,490              246,530             165,349
       3,361               7,468              15,589               53,377              28,599
      92,465              68,704              70,201              180,366             185,610
 -----------         -----------         -----------         ------------         -----------
     298,730             362,446             922,420              615,947          23,425,491
 -----------         -----------         -----------         ------------         -----------
  $5,731,873         $20,285,588         $57,457,780         $103,563,103         $43,595,070
 ===========         ===========         ===========         ============         ===========


 $15,596,742         $28,968,477         $67,739,980          $98,637,412         $61,263,288
    (131,219)             73,030             186,566             (673,512)             64,162
  (9,609,129)         (9,192,494)        (15,008,631)          (5,427,964)        (20,729,029)
    (124,521)            436,575           4,539,865           11,027,167           2,996,649
 -----------         -----------         -----------         ------------         -----------
  $5,731,873         $20,285,588         $57,457,780         $103,563,103         $43,595,070
 ===========         ===========         ===========         ============         ===========

   1,039,999           2,180,262           4,203,847            3,790,019           2,715,906
  $4,977,685         $18,759,558         $53,116,654          $80,376,897         $20,232,017
       $4.79               $8.60              $12.64               $21.21               $7.45

       $5.07               $9.10              $13.38               $22.44               $7.88
     107,822             156,676             213,365              643,531           1,206,648
    $516,001          $1,299,377          $2,593,625          $13,387,569          $9,002,981
       $4.79               $8.29              $12.16               $20.80               $7.46
      51,010              29,523             147,215              474,511           1,926,916
    $238,187            $226,653          $1,747,501           $9,798,637         $14,360,072
       $4.67               $7.68              $11.87               $20.65               $7.45
       $4.72               $7.76              $11.99               $20.86               $7.53






  $5,615,659         $19,287,420         $52,967,995          $92,965,056         $47,254,163
    $229,928            $187,527                  --                   --                  --

                                       43
                                      ----
              GAM FUNDS INC / STATEMENTS OF ASSETS AND LIABILITIES

Statements of Operations

===================================================================================================================================
FOR THE SIX MONTHS ENDED 30TH JUNE, 2003 (UNAUDITED)
                                                                                                                         GAM
                                                                                GAM                 GAM                PACIFIC
                                                                               GLOBAL          INTERNATIONAL            BASIN
                                                                            -----------        -------------         -----------
INVESTMENT INCOME (IN US$)
Dividends                                                                       $98,383           $2,047,645            $117,982
Interest                                                                         12,814               63,855              10,844
                                                                            -----------         ------------         -----------
                                                                                111,197            2,111,500             128,826
                                                                            -----------         ------------         -----------

EXPENSES
Investment advisory fee (Note 2)                                                 64,811              603,624              40,768
Custodian fees and expenses                                                      30,763               90,011              23,236
Transfer agent fees and expenses                                                 42,931              318,916              22,234
Shareholder servicing fees - Class A                                              3,355               72,542               2,045
Shareholder servicing fees - Class B                                                797                3,522                 269
Shareholder servicing fees - Class C                                                539                3,314                  59
Shareholder servicing fees - Class D                                                116                1,844                   8
Distribution fee - Class A (Note 2)                                              13,999              146,287              10,404
Distribution fee - Class B (Note 2)                                               9,805               50,456               3,237
Distribution fee - Class C (Note 2)                                               5,557               28,758                 986
Distribution fee - Class D (Note 2)                                               1,123               15,896                 765
Professional fees                                                                28,805               37,816              25,287
Administrative expenses                                                          21,605               80,816              18,932
Printing                                                                          9,486               95,755               4,173
Filing fees - Class A                                                             7,798               13,297               9,538
Filing fees - Class B                                                             4,932                4,693               4,511
Filing fees - Class C                                                             4,719                4,584               4,341
Filing fees - Class D                                                             5,048                4,616               3,651
Dividends on securities sold short                                                   --                9,955                  --
Other                                                                            10,723               21,090              10,312
                                                                            -----------         ------------         -----------

Total operating expenses                                                        266,912            1,607,792             184,756
                                                                            -----------         ------------         -----------
Interest expense                                                                     --                7,138                  --
                                                                            -----------         ------------         -----------
Total expenses                                                                  266,912            1,614,930             184,756
Less: expenses waived and reimbursed (Notes 2)                                       --                   --                  --
                                                                            -----------         ------------         -----------
Net expenses                                                                    266,912            1,614,930             184,756
                                                                            -----------         ------------         -----------
Net Investment income/(loss)                                                   (155,715)             496,570             (55,930)
                                                                            -----------         ------------         -----------


REALIZED AND UNREALIZED GAIN/(LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY
Net realized gain/(loss) from:
  Investments, securities sold short and futures                               (222,021)         (10,749,747)           (323,428)
  Foreign currency transactions                                                  75,299              313,256              99,190
                                                                            -----------         ------------         -----------
                                                                               (146,722)         (10,436,491)           (224,238)
                                                                            -----------         ------------         -----------

Unrealized appreciation/(depreciation) for the period:
  Investments, securities sold short and futures                              1,239,958           14,118,764             574,540
  Written options                                                                    --                   --                  --
  Foreign currency translation of assets and
    liabilities other than investments                                           (7,221)             (22,565)             13,155
                                                                            -----------         ------------         -----------
                                                                              1,232,737           14,096,199             587,695
                                                                            -----------         ------------         -----------
Net gain/(loss)                                                               1,086,015            3,659,708             363,457
                                                                            -----------         ------------         -----------
Net increase/(decrease) in net assets from operations                          $930,300           $4,156,278            $307,527
                                                                            ===========         ============         ===========

See notes to financial statements.

                                       44
                                      ----
                    GAM FUNDS INC / STATEMENTS OF OPERATIONS

============================================================================================

    GAM                                                         GAM                   GAM
   JAPAN                GAM              AMERICAN            GAMERICA               GABELLI
  CAPITAL              EUROPE              FOCUS              CAPITAL             LONG/SHORT
-----------         -----------         -----------         ------------         -----------

    $34,351            $347,921            $644,195             $286,778            $267,586
        957              10,080               1,422              110,838              59,029
-----------         -----------         -----------         ------------         -----------
     35,308             358,001             645,617              397,616             326,615
-----------         -----------         -----------         ------------         -----------


     29,084              94,891             274,964              474,388             321,013
     31,651              33,240              12,607               11,909              17,293
     15,983              18,149              20,290               92,084              97,612
      2,867               3,323               7,059               29,555                  61
        284                 428                 711                2,352                  --
        412                  34               1,081                1,667                  --
         --                  --                  --                   --                  --
      7,511              25,923              75,297              109,659              25,582
      2,496               6,625              12,549               61,020              46,290
      1,304               1,098               9,189               44,042              80,720
         --                  --                  --                   --                  --
     27,292              24,255              20,039               18,908              34,121
     15,420              21,149              34,763               58,812              35,888
      3,454               3,811               4,475               30,044              29,925
      9,711               9,717              10,139               10,484              16,610
      4,548               4,363               4,265                4,857              12,611
      4,588               3,963               4,389                4,609              16,039
         --                  --                  --                   --                  --
         --               1,541                  --                   --              31,186
      9,922              10,414              10,983               13,546               9,662
-----------         -----------         -----------         ------------         -----------

    166,527             262,924             502,800              967,936             774,613
-----------         -----------         -----------         ------------         -----------
         --               1,174               1,077                   --              10,616
-----------         -----------         -----------         ------------         -----------
    166,527             264,098             503,877              967,936             785,229
         --                  --                  --                   --             522,776
-----------         -----------         -----------         ------------         -----------
    166,527             264,098             503,877              967,936             262,453
-----------         -----------         -----------         ------------         -----------
   (131,219)             93,903             141,740             (570,320)             64,162
-----------         -----------         -----------         ------------         -----------





   (841,823)         (2,162,543)         (3,495,478)          (4,226,431)            (87,430)
      5,216              61,882                  --                   --              13,883
-----------         -----------         -----------         ------------         -----------
   (836,607)         (2,100,661)         (3,495,478)          (4,226,431)            (73,547)
-----------         -----------         -----------         ------------         -----------


  1,056,670           3,197,091           7,585,123           21,076,850           1,033,185
         --                  --              16,344                   --              11,205

      8,512             (30,031)                 --                   --             (46,253)
-----------         -----------         -----------         ------------         -----------
  1,065,182           3,167,060           7,601,467           21,076,850             998,137
-----------         -----------         -----------         ------------         -----------
    228,575           1,066,399           4,105,989           16,850,419             924,590
-----------         -----------         -----------         ------------         -----------
    $97,356          $1,160,302          $4,247,729          $16,280,099            $988,752
===========         ===========         ===========         ============         ===========

                                       45
                                      ----
                    GAM FUNDS INC / STATEMENTS OF OPERATIONS

Statements of Changes in Net Assets

===================================================================================================================================



                                                     GAM GLOBAL                 GAM INTERNATIONAL             GAM PACIFIC BASIN
                                            --------------------------    ----------------------------    ------------------------

PERIOD ENDED 30TH JUNE, 2003 (UNAUDITED)
  AND YEAR ENDED 31ST DECEMBER, 2002            2003           2002            2003            2002          2003          2002
                                            -----------    -----------    ------------    ------------    ----------    ----------
INCREASE/(DECREASE) IN NET ASSETS FROM:
Operations
Net Investment income/(loss)                $  (155,715)   $  (395,173)   $    496,570    $     90,652    $  (55,930)   $ (188,634)
Net realized gain/(loss)                       (146,722)    (1,417,262)    (10,436,491)    (26,690,024)     (224,238)   (1,830,136)
Unrealized appreciation/(depreciation)
  for the period                              1,232,737     (2,361,718)     14,096,199      (1,835,443)      587,695       704,568
                                            -----------    -----------    ------------    ------------    ----------    ----------
Net increase/(decrease) in net assets
  from operations                               930,300     (4,174,153)      4,156,278     (28,434,815)      307,527    (1,314,202)
                                            -----------    -----------    ------------    ------------    ----------    ----------
Dividends paid to shareholders from:
Net investment income
  Class A                                            --             --              --              --            --            --
  Class B                                            --             --              --              --            --            --
  Class C                                            --             --              --              --            --            --
  Class D                                            --             --              --              --            --            --
Capital share transactions (Note 4)          (2,493,395)    (3,900,685)    (18,856,968)    (70,542,957)      543,780      (287,654)
                                            -----------    -----------    ------------    ------------    ----------    ----------
Total increase/(decrease) in net assets      (1,563,095)    (8,074,838)    (14,700,690)    (98,977,772)      851,307    (1,601,856)
Net assets
Beginning of period                          14,301,901     22,376,739     134,064,181     233,041,953     8,393,596     9,995,452
                                            -----------    -----------    ------------    ------------    ----------    ----------
End of period                               $12,738,806    $14,301,901    $119,363,491    $134,064,181    $9,244,903    $8,393,596
                                            ===========    ===========    ============    ============    ==========    ==========
Accumulated net investment
  income/(loss) end of period               $  (158,872)   $    (3,157)   $    207,932    $   (288,638)   $  (57,794)   $   (1,864)
                                            ===========    ===========    ============    ============    ==========    ==========


+ Period from 29th May, 2002  (Commencement  of  Operations)  to 31st  December,
2002.

See notes to financial statements.


                                       46
                                      ----
               GAM FUNDS INC / STATEMENTS OF CHANGES IN NET ASSETS

====================================================================================================================================



  GAM JAPAN CAPITAL             GAM EUROPE             GAM AMERICAN FOCUS           GAMERICA CAPITAL        GAM GABELLI LONG/SHORT
----------------------   ------------------------   ------------------------  --------------------------   ------------------------


   2003        2002          2003         2002          2003         2002          2003          2002          2003         2002+
----------  ----------   -----------  -----------   -----------  -----------  ------------  ------------   -----------  -----------


$ (131,219) $ (298,439)  $    93,903  $   (81,547)  $   141,740  $   103,343  $   (570,320) $ (1,214,676)  $    64,162  $  (128,451)
  (836,607) (2,496,329)   (2,100,661)  (2,799,080)   (3,495,478)  (8,989,961)   (4,226,431)     (595,723)      (73,547) (20,655,482)

 1,065,182   1,329,975     3,167,060     (907,733)    7,601,467   (6,051,744)   21,076,850   (21,563,383)      998,137    1,998,512
----------  ----------   -----------  -----------   -----------  -----------  ------------  ------------   -----------  -----------

    97,356  (1,464,793)    1,160,302   (3,788,360)    4,247,729  (14,938,362)   16,280,099   (23,373,782)      988,752  (18,785,421)
----------  ----------   -----------  -----------   -----------  -----------  ------------  ------------   -----------  -----------


        --          --            --           --            --      (58,517)           --            --            --           --
        --          --            --           --            --           --            --            --            --           --
        --          --            --           --            --           --            --            --            --           --
        --          --            --           --            --           --            --            --            --           --
  (549,664) (1,664,440)     (540,812)     669,129    (2,117,378)  17,227,034    (7,146,579)  (11,279,766)    1,718,236   59,673,503
----------  ----------   -----------  -----------   -----------  -----------  ------------  ------------   -----------  -----------
  (452,308) (3,129,233)      619,490   (3,119,231)    2,130,351    2,230,155     9,133,520   (34,653,548)    2,706,988   40,888,082

 6,184,181   9,313,414    19,666,098   22,785,329    55,327,429   53,097,274    94,429,583   129,083,131    40,888,082           --
----------  ----------   -----------  -----------   -----------  -----------  ------------  ------------   -----------  -----------
$5,731,873  $6,184,181   $20,285,588  $19,666,098   $57,457,780  $55,327,429  $103,563,103  $ 94,429,583   $43,595,070  $40,888,082
==========  ==========   ===========  ===========   ===========  ===========  ============  ============   ===========  ===========

$ (131,219) $       --   $    73,030  $   (20,873)  $   186,566  $    44,826  $   (673,512) $   (103,192)  $    64,162  $        --
==========  ==========   ===========  ===========   ===========  ===========  ============  ============   ===========  ===========

                                       47
                                      ----
               GAM FUNDS INC / STATEMENTS OF CHANGES IN NET ASSETS

Notes to Financial Statements

================================================================================


AS AT 30TH JUNE, 2003 (UNAUDITED)

NOTE 1. SIGNIFICANT ACCOUNTING POLICIES

GAM Funds, Inc. (the "Company"), is an open-end diversified investment company registered under the Investment Company Act of 1940 comprised of eight portfolios: GAM Global Fund, GAM International Fund, GAM Pacific Basin Fund, GAM Japan Capital Fund, GAM Europe Fund, GAM American Focus Fund, GAMerica Capital Fund and GAM Gabelli Long/Short Fund (formerly GAM American Focus Long/Short
Fund) (the "Funds").

Each Fund seeks long-term capital appreciation by investing primarily in equity securities. GAM Global Fund invests primarily in securities of companies in the United States, Europe, the Pacific Basin and Canada. GAM International Fund invests primarily in securities of companies in Europe, the Pacific Basin and Canada. GAM Pacific Basin Fund invests primarily in securities of companies in the Pacific Basin. GAM Japan Capital Fund invests primarily in securities of companies in Japan. GAM Europe Fund invests primarily in securities of companies in Europe. GAM American Focus Fund invests primarily in securities of companies in the United States. GAMerica Capital Fund invests primarily in securities of companies in the United States. GAM Gabelli Long/Short Fund invests primarily in the stocks of selected large and mid-capitalization North American companies. The Funds offer Class A, Class B, Class C and Class D shares. Class A and Class C shares currently are available for all Funds and Class D shares currently are available only for GAM International Fund, GAM Global Fund and GAM Pacific Basin Fund. Class A shares are sold with a front-end sales charge of up to 5.5%, Class C shares are sold with a front-end sales charge of 1.0% and Class D shares are sold with a front-end sales charge of up to 3.5%. Effective 1st January, 2003 Class B shares sales have been suspended. Prior to this date, Class B shares were sold with a contingent deferred sales charge, which declined from 5.0% to zero depending on the period of time the shares were held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares redeemed within one year of purchase will be subject to a contingent deferred sales charge of 1.0%. The four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears its separate distribution and certain class expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required by federal or state law. Effective 3rd December, 2001, each portfolio of the GAM Funds, Inc., with the exception of GAM American Focus, GAMerica Capital and GAM Gabelli Long/Short Fund, imposes a 1.00% redemption fee to be retained by the Fund, on Class A and D shares redeemed (including in connection with an exchange) 90 days or less from their date of purchase.
Redemption fees are used to offset transaction costs and other expenses associated with short-term investing and are recorded by the Fund as a reduction of shares redeemed and as a credit to paid-in-capital. The following is a summary of significant accounting policies followed in the preparation of the Company's financial statements.

VALUATION OF SECURITIES

Investment securities are stated at value based on the last sale price on the principal exchange on which the securities are traded, or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price. Short-term securities maturing in 60 days or less are valued on an amortized cost basis which approximates market value. Forward foreign currency contracts are valued at the forward rate and are marked to market daily. Other securities for which market quotations are not readily available are valued at fair value as determined by or under the direction of the Board of Directors.

FOREIGN CURRENCY

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into US dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into US dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books, and the US dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.

FOREIGN  CURRENCY  CONTRACTS

Each Fund may enter into forward foreign currency exchange contracts primarily in order to hedge against foreign currency exchange rate risks on the non-US dollar denominated investment securities. These contracts are valued daily and the Funds' equity

                                       48
                                      ----
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

================================================================================


therein, representing unrealized gain or loss on the contracts, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

FUTURES CONTRACTS

Initial margin deposits made with respect to futures contracts traded on domestic exchanges are maintained by the Funds' custodian in segregated asset accounts. Initial margin deposits made upon entering into futures contracts traded on foreign exchanges are recognized as assets due from the broker (the Funds' agent in acquiring the futures positions). These deposits are made by the Funds as a partial guarantee of their performance under the contract. Subsequent changes in the daily valuation of open contracts are recognized as unrealized gains or losses. Variation margin payments are made or received on domestically traded futures as appreciation or depreciation in the value of these contracts. Realized gains or losses are recorded when a contract is closed.

FEDERAL INCOME TAXES

It is each Fund's policy to satisfy the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no provision for Federal income taxes is required.

SHORT SALES

GAM International, GAM Global, GAM Europe and GAM Gabelli Long/Short Funds may from time to time engage in short selling of securities. Short selling is an investment technique wherein the Fund sells a security it does not own. The value of the open short position is recorded as a liability, and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. The Fund must maintain a deposit for the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short. The Fund will incur a realized loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the position is closed out. The Fund will realize a gain if the security declines in price between those dates.

OPTION CONTRACTS

The Funds may invest, for hedging and other purposes, in call and put options on securities, currencies and futures contracts. Call and put options give the Funds the right but not the obligation to buy (calls) or sell (puts) the instrument underlying the option at a specified price. The premium paid on the option, should it be exercised, will, on a call, increase the cost of the instrument acquired and, on a put, reduce the proceeds received from the sale of the instrument underlying the option. If the options are not exercised, the premium paid will be recorded as a capital loss upon expiration. The Funds may incur additional risk to the extent that the value of the underlying instrument does not correlate with the movement of the option value.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital and may affect the per share distribution between net investment income and realized and unrealized gain/(loss). The calculation of net investment income per share in the Financial Highlights excludes these adjustments. Undistributed net investment income/(loss) and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

OTHER

Securities transactions are recorded on trade date +1. Interest is accrued on a daily basis. Dividend income and dividend expense are recorded on the ex-dividend date, except that certain dividends on foreign securities are recorded as soon as information is available to the Fund. Interest expense primarily relates to custodian bank overdraft charges incurred during the year.

                                       49
                                      ----
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

================================================================================


NOTE 2. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

GAM International Management Limited ("GIML"), the Investment Adviser of GAM Global Fund, GAM International Fund, GAM Pacific Basin Fund, GAM Japan Capital Fund, GAM Europe Fund, GAMerica Capital Fund and GAM USA Inc. ("GAM USA"), the Investment Adviser for GAM American Focus Fund, each receives a fee under agreements with the Company equivalent to 1.00% per annum of each Fund's average daily net assets. On 4th October, 2002, the Funds' Board of Directors approved the appointment of GAMCO Investors, Inc. ("GAMCO") and GIML as Co-Investment Advisors to GAM Gabelli Long/Short Fund, pursuant to separate Interim Investment Advisory Contracts between GAM Gabelli Long/Short Fund, and each Co-Investment
Advisor, effective as of the opening of the New York Stock Exchange on 9th October, 2002. GAMCO is not affiliated with either GIML or GAM USA. For their services to GAM Gabelli Long/Short Fund, GAMCO and GIML (the "Co-Investment Advisors") receive a fee comprised of two components, of which GAMCO receives two-thirds and GIML receives one-third. The first component is a base fee equal to 1.50%, annualized, of the Fund's average daily net assets. The second component is a performance adjustment that either increases or decreases the base fee, depending on how GAM Gabelli Long/Short Fund has performed relative to the S&P 500 Composite Stock Price Index (the "S&P"), the Fund's benchmark. The base fee will be increased (or decreased) by a performance adjustment of 0.125% for each whole percentage point that the Fund's investment performance is 3.00% better (or worse) than the performance of the S&P during the performance period, which is a rolling twelve-month period. The maximum performance adjustment upward or downward is 0.50% annualized. Depending on the performance of the Fund, during any twelve-month period, the two Co-Investment Advisors together may receive as much as a combined 2.00% or as little as a combined 1.00% in advisory fees. Prior to 9th October, 2002, GAM USA received the fee described above for managing GAM Gabelli Long/Short Fund. During the 12 month period beginning on 9th October, 2002, the effective date of the interim investment advisory contracts, the advisory fee will be charged at the base fee of 1.50%, with no performance adjustment. In the event the total advisory fee for any monthly period is less than 1.20% annualized, GAMCO will receive 60%, and GIML will receive 40%, of such fee. Effective 9th October, 2002, an expense cap has been instituted for the GAM Gabelli Long/Short Fund such that total expenses will not exceed 1.50% of the Fund's average daily net assets, excluding dividend and interest expenses for securities sold short, for the Fund's first year of operations ending 29th May, 2003.

GAM Services, Inc. acts as principal underwriter of the Fund. For the six months ended 30th June, 2003 GAM Services, Inc. retained front-end sales load charges of $22,719 and contingent deferred sales charges of $31,965 from the sale of Fund shares. Front end sales charges are waived for Class A and Class D purchases of $1 million or more, but are subject to contingent deferred sales charges of 1.00% for shares sold within 12 months of purchase.

Effective 5th September, 1995, the Funds adopted a Class D Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 which provides for payments by the Funds to GAM Services at the annual rate of up to 0.50% of each applicable Fund's average net assets attributable to Class D Shares.

Effective 9th October, 1996, the Funds adopted a Class A Distribution Plan pursuant to this rule which provides for payments by the Funds to GAM Services at the annual rate of up to 0.30% of each applicable Fund's average net assets attributable to Class A shares. Effective 29th April, 1998, the Funds adopted a Class B and Class C Distribution Plan pursuant to this rule which provides for payments by the Funds to GAM Services at the annual rate of up to 1.00% of each applicable Fund's average net assets attributable to Class B and Class C shares.

GIML, GAM USA and GAM Services, Inc. are indirect wholly owned subsidiaries of UBS AG, a banking corporation organized under the laws of Switzerland.

NOTE 3. DIRECTORS FEES

The Funds do not pay any compensation to their officers or to any directors, officers or employees of GAM International Management Limited, GAM USA, GAMCO, GAM Services Inc. or their affiliates. Each disinterested director is compensated by each Fund as follows:

                                                         GAM           GAM                      GAM                       GAM
                               GAM          GAM        Pacific        Japan        GAM       American      GAMerica     Gabelli
                              Global    International   Basin        Capital      Europe       Focus       Capital     Long/Short
                              ------       ------       ------       ------       ------       ------       ------       ------
Capital Annual Retainer       $3,125       $3,125       $3,125       $3,125       $3,125       $3,125       $3,125       $3,125
Annual Meeting Fee               500          500          500          500          500          500          500          500

                                       50
                                      ----
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

================================================================================


NOTE 4. CAPITAL STOCK

At 30th June, 2003, GAM Funds, Inc. had 1,550,000,000 shares of common stock, $0.001 par value authorized. For each of the eight active funds shares were allocated as follows: 85,000,000, 60,000,000, 20,000,000 and 25,000,000 shares, respectively, were allocated to Class A, Class B, Class C and Class D of GAM Global; 260,000,000, 140,000,000, 75,000,000 and 50,000,000 shares, respectively, were allocated to each of Class A, Class B, Class C and Class D of GAM International; 60,000,000, 40,000,000, 20,000,000 and 25,000,000 shares, respectively, were allocated to Class A, Class B, Class C and Class D of GAM Pacific Basin; 55,000,000, 40,000,000, 20,000,000 and 12,500,000 shares, respectively, were allocated to Class A, Class B, Class C and Class D of GAM Japan Capital; 60,000,000, 40,000,000, 20,000,000 and 25,000,000 shares, respectively, were allocated to Class A, Class B, Class C and Class D of GAM Europe; 55,000,000, 40,000,000, 15,000,000 and 25,000,000 shares, respectively, were allocated to Class A, Class B, Class C and Class D of GAM American Focus; 30,000,000, 20,000,000, 15,000,000 and 25,000,000 shares, respectively, were allocated to Class A, Class B, Class C and Class D of GAMerica Capital; while 25,000,000, 20,000,000, and 10,000,000 shares, respectively, were allocated to Class A, Class B and Class C of GAM Gabelli Long/Short Fund.

Changes in each Fund's capital stock are summarized as follows:

                                            Class A                  Class    B              Class C                 Class D
                                      Shares            US$     Shares          US$     Shares          US$     Shares          US$
                                  ----------   ------------   --------   ----------   --------   ----------   --------   ----------
GAM GLOBAL
SIX MONTHS ENDING 30TH JUNE, 2003
Shares sold                           11,093        134,275         --           --      5,121       59,186        228        2,932
Redemption fees                           --            256         --           --         --           --         --           --
Shares reinvested                         --             --         --           --         --           --         --           --
Shares redeemed                     (167,912)    (2,033,039)   (22,492)    (265,692)   (29,249)    (344,653)    (3,938)     (46,660)
                                  ----------   ------------   --------   ----------   --------   ----------   --------   ----------
Net decrease                        (156,819)    (1,898,508)   (22,492)    (265,692)   (24,128)    (285,467)    (3,710)     (43,728)
                                  ==========   ============   ========   ==========   ========   ==========   ========   ==========
YEAR ENDING 31ST DECEMBER, 2002
Shares sold                           92,372      1,320,992     17,097      217,068     21,403      258,260      2,545       29,835
Redemption fees                           --            208         --           --         --           --         --           --
Shares reinvested                         --             --         --           --         --           --         --           --
Shares redeemed                     (263,902)    (3,582,685)   (89,711)  (1,213,318)   (45,867)    (617,890)   (23,859)    (313,155)
                                  ----------   ------------   --------   ----------   --------   ----------   --------   ----------
Net decrease                        (171,530)    (2,261,485)   (72,614)    (996,250)   (24,464)    (359,630)   (21,314)    (283,320)
                                  ==========   ============   ========   ==========   ========   ==========   ========   ==========
GAM INTERNATIONAL
SIX MONTHS ENDING 30TH JUNE, 2003
Shares sold                        1,036,732     12,812,199         37          454     12,028      141,747      1,296       15,831
Redemption fees                           --         13,300         --           --         --           --         --          119
Shares reinvested                         --             --         --           --         --           --         --           --
Shares redeemed                   (2,281,913)   (28,586,920)  (114,356)  (1,422,363)   (85,972)  (1,070,832)   (62,415)    (760,503)
                                  ----------   ------------   --------   ----------   --------   ----------   --------   ----------
Net decrease                      (1,245,181)   (15,761,421)  (114,319)  (1,421,909)   (73,944)    (929,085)   (61,119)    (744,553)
                                  ==========   ============   ========   ==========   ========   ==========   ========   ==========
YEAR ENDING 31ST DECEMBER, 2002
Shares sold                        3,271,269     45,076,447     27,323      402,209     15,373      219,397      4,989       70,272
Redemption fees                           --         99,196         --           --         --           --         --           95
Shares reinvested                         --             --         --           --         --           --         --           --
Shares redeemed                   (7,269,194)  (102,526,388)  (310,687)  (4,409,403)  (329,905)  (4,732,399)  (330,431)  (4,742,383)
                                  ----------   ------------   --------   ----------   --------   ----------   --------   ----------
Net decrease                      (3,997,925)   (57,350,745)  (283,364)  (4,007,194)  (314,532)  (4,513,002)  (325,442)  (4,672,016)
                                  ==========   ============   ========   ==========   ========   ==========   ========   ==========
GAM PACIFIC BASIN
SIX MONTHS ENDING 30TH JUNE, 2003
Shares sold                          229,486      1,590,964         --           --        681        4,009      4,975       33,785
Redemption fees                           --          1,479         --           --         --           --         --           --
Shares reinvested                         --             --         --           --         --           --         --           --
Shares redeemed                     (142,839)      (963,671)   (13,453)     (92,625)      (981)      (5,604)    (3,662)     (24,557)
                                  ----------   ------------   --------   ----------   --------   ----------   --------   ----------
Net increase/(decrease)               86,647        628,772    (13,453)     (92,625)      (300)      (1,595)     1,313        9,228
                                  ==========   ============   ========   ==========   ========   ==========   ========   ==========
YEAR ENDING 31ST DECEMBER, 2002
Shares sold                          167,487      1,352,945     26,873      208,676        285        1,941         --           --
Redemption fees                           --          1,467         --           --         --           --         --           --
Shares reinvested                         --             --         --           --         --           --         --           --
Shares redeemed                     (160,098)    (1,224,824)   (53,538)    (419,508)    (9,246)     (59,518)   (19,959)    (148,833)
                                  ----------   ------------   --------   ----------   --------   ----------   --------   ----------
Net increase/(decrease)                7,389        129,588    (26,665)    (210,832)    (8,961)     (57,577)   (19,959)    (148,833)
                                  ==========   ============   ========   ==========   ========   ==========   ========   ==========

                                       51
                                      ----
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

=============================================================================================================================


                                                Class A                        Class B                       Class C
                                         Shares             US$         Shares             US$         Shares             US$
                                     ----------     -----------     ----------     -----------     ----------     -----------
GAM JAPAN CAPITAL
SIX MONTHS ENDING 30TH JUNE, 2003
Shares sold                             542,810       2,489,637             --              --        107,061         470,492
Redemption fees                              --          17,512             --              --             --              --
Shares reinvested                            --              --             --              --             --              --
Shares redeemed                        (652,395)     (2,975,766)        (7,742)        (34,542)      (112,251)       (516,997)
                                     ----------     -----------     ----------     -----------     ----------     -----------
Net decrease                           (109,585)       (468,617)        (7,742)        (34,542)        (5,190)        (46,505)
                                     ==========     ===========     ==========     ===========     ==========     ===========
YEAR ENDING 31ST DECEMBER, 2002
Shares sold                             705,101       3,829,481         12,018          68,275         17,018          86,062
Redemption fees                              --           7,716             --              --             --              --
Shares reinvested                            --              --             --              --             --              --
Shares redeemed                        (981,350)     (5,365,681)       (39,609)       (216,450)       (14,470)        (73,843)
                                     ----------     -----------     ----------     -----------     ----------     -----------
Net increase/(decrease)                (276,249)     (1,528,484)       (27,591)       (148,175)         2,548          12,219
                                     ==========     ===========     ==========     ===========     ==========     ===========
GAM EUROPE
SIX MONTHS ENDING 30TH JUNE, 2003
Shares sold                             419,165       3,290,438             --              --            430           3,058
Redemption fees                              --           3,161             --              --             --              --
Shares reinvested                            --              --             --              --             --              --
Shares redeemed                        (450,625)     (3,545,075)       (33,918)       (260,302)        (4,519)        (32,092)
                                     ----------     -----------     ----------     -----------     ----------     -----------
Net decrease                            (31,460)       (251,476)       (33,918)       (260,302)        (4,089)        (29,034)
                                     ==========     ===========     ==========     ===========     ==========     ===========
YEAR ENDING 31ST DECEMBER, 2002
Shares sold                             808,842       7,116,911         19,977         163,427            840           6,804
Redemption fees                              --           5,914             --              --             --              --
Shares reinvested                            --              --             --              --             --              --
Shares redeemed                        (652,132)     (5,534,236)      (103,879)       (870,217)       (26,532)       (219,474)
                                     ----------     -----------     ----------     -----------     ----------     -----------
Net increase/(decrease)                 156,710       1,588,589        (83,902)       (706,790)       (25,692)       (212,670)
                                     ==========     ===========     ==========     ===========     ==========     ===========
GAM AMERICAN FOCUS
SIX MONTHS ENDING 30TH JUNE, 2003
Shares sold                             549,416       6,436,787          8,971          96,584          2,823          31,493
Shares reinvested                            --              --             --              --             --              --
Shares redeemed                        (674,452)     (7,829,104)       (33,329)       (362,422)       (44,964)       (490,716)
                                     ----------     -----------     ----------     -----------     ----------     -----------
Net decrease                           (125,036)     (1,392,317)       (24,358)       (265,838)       (42,141)       (459,223)
                                     ==========     ===========     ==========     ===========     ==========     ===========
YEAR ENDING 31ST DECEMBER, 2002
Shares sold                           1,794,013      24,187,949         97,582       1,337,713         98,034       1,350,892
Shares reinvested                         4,360          53,369             --              --             --              --
Shares redeemed                        (625,522)     (7,740,607)       (96,928)     (1,184,586)       (64,780)       (777,696)
                                     ----------     -----------     ----------     -----------     ----------     -----------
Net increase                          1,172,851      16,500,711            654         153,127         33,254         573,196
                                     ==========     ===========     ==========     ===========     ==========     ===========
GAMERICA CAPITAL
SIX MONTHS ENDING 30TH JUNE, 2003
Shares sold                             275,611       5,314,726          4,014          73,405         27,436         529,596
Shares reinvested                            --              --             --              --             --              --
Shares redeemed                        (602,968)    (11,124,737)       (50,455)       (912,556)       (56,595)     (1,027,013)
                                     ----------     -----------     ----------     -----------     ----------     -----------
Net decrease                           (327,357)     (5,810,011)       (46,441)       (839,151)       (29,159)       (497,417)
                                     ----------     -----------     ----------     -----------     ----------     -----------
YEAR ENDING 31ST DECEMBER, 2002
Shares sold                           1,355,040      26,460,594         95,152       1,938,925         66,254       1,337,393
Shares reinvested                            --              --             --              --             --              --
Shares redeemed                      (1,721,933)    (33,620,775)      (179,590)     (3,452,559)      (205,229)     (3,943,344)
                                     ----------     -----------     ----------     -----------     ----------     -----------
Net decrease                           (366,893)     (7,160,181)       (84,438)     (1,513,634)      (138,975)     (2,605,951)
                                     ==========     ===========     ==========     ===========     ==========     ===========
GAM GABELLI LONG/SHORT *
SIX MONTHS ENDING 30TH JUNE, 2003
Shares sold                           1,542,916      10,841,289         11,483          81,555        187,774       1,336,592
Shares reinvested                            --              --             --              --             --              --
Shares redeemed                        (528,924)     (3,753,296)      (259,490)     (1,823,950)      (692,516)     (4,963,954)
                                     ----------     -----------     ----------     -----------     ----------     -----------
Net increase/(decrease)               1,013,992       7,087,993       (248,007)     (1,742,395)      (504,742)     (3,627,362)
                                     ==========     ===========     ==========     ===========     ==========     ===========
YEAR ENDING 31ST DECEMBER, 2002
Shares sold                           2,649,015      25,942,336      1,882,460      18,468,149      3,384,821      33,307,678
Shares reinvested                            --              --             --              --             --              --
Shares redeemed                        (947,101)     (7,244,656)      (427,805)     (3,408,811)      (953,163)     (7,391,193)
                                     ----------     -----------     ----------     -----------     ----------     -----------
Net increase                          1,701,914      18,697,680      1,454,655      15,059,338      2,431,658      25,916,485
                                     ==========     ===========     ==========     ===========     ==========     ===========

* The Fund commenced operations on 29th May, 2002.

                                       52
                                      ----
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

================================================================================


NOTE 5. INVESTMENT TRANSACTIONS

The cost of purchases and proceeds of sales of investment securities for the six months ended 30th June, 2003 excluding short-term securities, were as follows:

                                                    GAM         GAM                        GAM                     GAM
                          GAM          GAM        PACIFIC      JAPAN         GAM        AMERICAN    GAMERICA     GABELLI
                        GLOBAL    INTERNATIONAL    BASIN      CAPITAL      EUROPE         FOCUS      CAPITAL   LONG/SHORT
         -----------------------------------------------------------------------------------------------------------------
         In US$
         Purchases    2,727,651    38,317,714   1,084,485    3,204,053    7,759,200    36,384,750   7,742,689  43,598,173
         Sales        4,689,385    67,839,349   1,159,617    4,160,231   11,053,217    36,835,478           2  87,367,814

NOTE 6. INCOME TAXES

Realized gains and losses are reported on an identified cost basis. At 30th June, 2003 the aggregate gross unrealized appreciation and depreciation of securities, based on cost for federal income tax purposes, were as follows:

                                                        GAM         GAM                          GAM                       GAM
                            GAM          GAM          PACIFIC      JAPAN           GAM        AMERICAN     GAMERICA      GABELLI
                          GLOBAL    INTERNATIONAL      BASIN      CAPITAL        EUROPE         FOCUS       CAPITAL     LONG/SHORT
------------------------------------------------------------------------------------------------------------------------------------
In US$
Appreciation               835,238      6,861,572      666,662      295,662     1,357,330     5,542,016    24,473,866     5,411,074
Depreciation            (1,619,958)   (17,101,850)  (2,042,902)    (429,698)     (911,075)   (1,018,495)  (13,446,699)   (1,821,390)
                       -----------   ------------   ----------   ----------   -----------   -----------   -----------   -----------
Net                       (784,720)   (10,240,278)  (1,376,240)    (134,036)      446,255     4,523,521    11,027,167     3,589,684
                       ===========   ============   ==========   ==========   ===========   ===========   ===========   ===========
Cost for Federal
Income Tax Purposes     12,888,990    126,222,364    9,634,918    5,615,659    19,287,420    52,967,995    92,965,056    47,254,163
                       ===========   ============   ==========   ==========   ===========   ===========   ===========   ===========

At 30th June, 2003, the Funds had net unrealized appreciation and depreciation on securities sold short, written options and foreign currency translation of assets and liabilities other than investments as follows:

                                                        GAM         GAM                          GAM                       GAM
                            GAM          GAM          PACIFIC      JAPAN           GAM        AMERICAN     GAMERICA      GABELLI
                          GLOBAL    INTERNATIONAL      BASIN      CAPITAL        EUROPE         FOCUS       CAPITAL     LONG/SHORT
------------------------------------------------------------------------------------------------------------------------------------
In US$                      (3,363)        27,771       13,778        9,515        (9,680)       16,344            --      (593,035)

At 31st  December,  2002 the Funds had tax basis net capital  losses as follows.
These losses may be carried over to offset future capital gains through the expiration dates shown:

                                                        GAM         GAM                          GAM                       GAM
                            GAM          GAM          PACIFIC      JAPAN           GAM        AMERICAN     GAMERICA      GABELLI
                          GLOBAL    INTERNATIONAL      BASIN      CAPITAL        EUROPE         FOCUS       CAPITAL     LONG/SHORT
------------------------------------------------------------------------------------------------------------------------------------
In US$
31st December, 2010     (1,375,792)   (24,689,511)  (2,205,673)  (3,417,220)   (3,158,510)   (7,701,738)     (595,723)  (20,314,769)
31st December, 2009     (2,916,065)   (77,711,005)  (2,962,154)  (5,070,730)   (2,842,167)   (2,116,709)     (605,810)
31st December, 2008
31st December, 2007                                   (483,511)
31st December, 2006                   (25,004,717) (14,482,801)
31st December, 2005                                   (362,835)
                       -----------   ------------   ----------   ----------   -----------   -----------   -----------   -----------
Total                   (4,291,857)  (127,405,233)  (20,496,974) (8,487,950)   (6,000,677)   (9,818,447)   (1,201,533)  (20,314,769)
                       ===========   ============   ==========   ==========   ===========   ===========   ===========   ===========

At 31st December, 2002 the Funds had deferred losses subsequent to 31st October,
2002 and for tax purposes  such losses will be reflected in the year ending 31st
December, 2003.

Post October Capital
Loss Carryforward         (174,064)    (4,309,575)    (232,905)     (50,766)     (604,142)   (1,373,167)           --      (319,617)
Post October Currency
Carryforward                (3,157)       (64,198)          --           --            --            --            --            --
                       -----------   ------------   ----------   ----------   -----------   -----------   -----------   -----------
Total Post October
Loss Carryforward         (177,221)    (4,373,773)    (232,905)     (50,766)     (604,142)   (1,373,167)           --      (319,617)
                       ===========   ============   ==========   ==========   ===========   ===========   ===========   ===========

                                       53
                                      ----
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

================================================================================


Distributions to Shareholders

During the year ended 31st December, 2002, $58,517 of distributions from ordinary income were paid from GAM American Focus Fund.

At 31st December, 2002, the other components of net assets (excluding paid in capital) on a tax basis were as follows:

Undistributed ordinary income for GAM American Focus Fund was $44,826.

The differences in GAM Global, GAM International, GAM Pacific Basin, GAM Japan Capital, GAM Europe, GAM American Focus and GAM Gabelli Long/Short Funds between book and tax basis unrealized appreciation/(depreciation) was primarily attributable to wash sales and the tax treatment of contracts for difference.

The difference in GAMerica Capital Fund between book and tax basis distributable earnings was primarily due to income on a defaulted security.

Foreign taxes withheld from dividends for the six months ended 30th June, 2003, were as follows:

                                                          GAM          GAM                       GAM                         GAM
                             GAM            GAM         PACIFIC       JAPAN         GAM        AMERICAN     GAMERICA       GABELLI
                            GLOBAL     INTERNATIONAL     BASIN       CAPITAL      EUROPE         FOCUS       CAPITAL      LONG/SHORT
------------------------------------------------------------------------------------------------------------------------------------
In US$
Dividends                    8,763        273,167        9,182        3,826        53,255            --           375         5,206

NOTE 7. FORWARDS, FUTURES, SINGLE STOCK FUTURES AND OPTIONS

Forwards: When entering a forward currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed upon price on an agreed upon future date.

At 30th June, 2003, the Funds had outstanding forward contracts for the purchase and sale of currencies as set out below. The contracts are reported in the financial statements at the Fund's net equity, as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, or the date an offsetting position, if any, has been entered into.


--------------------------------------------------------------------------------
                                                                       NET
                                                                   UNREALIZED
                            LOCAL        SETTLEMENT      MARKET   APPRECIATION\
                          CURRENCY          DATE          VALUE   (DEPRECIATION)
--------------------------------------------------------------------------------
GAM GLOBAL FUND                                              US$         US$
To buy:
Euro                       683,680    22nd August 2003   785,216     (11,784)
                                                                     -------
Net equity in foreign
  currency exchange
  contracts                                                          (11,784)
                                                                     =======

GAM JAPAN CAPITAL FUND
To buy:
Japanese Yen             1,602,500    13th August 2003    13,388        (142)

To sell:
Japanese Yen*           32,709,600    13th August 2003   277,083       2,917
Japanese Yen*           31,040,500    13th August 2003   262,078       4,811
Japanese Yen*            1,524,900    13th August 2003    12,917         194
Japanese Yen*           31,314,600    13th August 2003   264,392       5,608
                                                                     -------
Net equity in foreign
  currency exchange
  contracts                                                           13,388
                                                                     =======

* The fund has entered into offsetting forward foreign currency contracts.


                                       54
                                      ----
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

================================================================================


At 30th June, 2003, the Funds had sufficient cash and/or securities to cover any commitments under these contracts.

Futures: A futures contract obligates one party to sell and the other party to purchase a specific instrument for an agreed price on an agreed future date. At 30th June, 2003, the Funds had outstanding futures contracts as set out below:

----------------------------------------------------------------------------------------------------------------------
                                                                                                             NET
                        NUMBER OF                     EXPIRATION           NOTIONAL        MARKET         UNREALIZED
                        CONTRACTS    POSITION           MONTH               AMOUNT          VALUE       (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------
GAM EUROPE FUND                                                                US$             US$             US$
Euro-Stoxx 50               21         Long         September 2003         605,210         586,350         (18,860)
-------------               --         ----         --------------         -------         -------         --------

At 30th June, 2003, the Fund had sufficient cash and/or securities to cover the initial margin requirements on open futures contracts.

Single stock futures (SSF): A single stock futures contract is an agreement between two parties to buy or sell 100 shares of a particular stock in the future at an agreed upon price. At 30th June, 2003, the Funds had outstanding single stock futures contracts as set out below:

----------------------------------------------------------------------------------------------------------------------
                                                                                                             NET
                        NUMBER OF                     EXPIRATION           NOTIONAL        MARKET         UNREALIZED
                        CONTRACTS    POSITION           MONTH               AMOUNT          VALUE       (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------
GAM EUROPE FUND                                                                US$             US$            US$
Eni SPA share future       20         Long            July 2003           300,498         304,179           3,681

At 30th June,  20      03,  the Fund had  sufficient  cash to cover the initial margin requirements on open single stock futures contracts

----------------------------------------------------------------------------------------------------------------------
                                                                                                             NET
                        NUMBER OF                     EXPIRATION           NOTIONAL        MARKET         UNREALIZED
                        CONTRACTS    POSITION           MONTH               AMOUNT          VALUE       (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------
GAM INTERNATIONAL FUND                                                           US$             US$          US$
Eni SPA share future        100        Long         July 2003              1,502,488       1,520,895       18,407

At 30th June, 2003, the Fund had sufficient cash to cover the initial margin requirements on open single stock futures contracts.

Options transactions: For hedging and investment purposes, the Fund purchases and writes (sells) put and call options on U.S. securities that are traded on U.S. exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Fund on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value. Transactions in written options for the six months ended 30th June, 2003 were as follows:

                                       55
                                      ----
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

================================================================================


GAM AMERICAN FOCUS FUND                           Number of            Premiums
                                                  Contracts            Received
                                                  ---------            --------

Options outstanding at 31st December, 2002                0               $  --
Options written                                      72,000              22,104
                                                  ---------            --------
Options outstanding at 30th June, 2003               72,000             $22,104
                                                  =========            ========

GAM GABELLI LONG/SHORT FUND                       Number of            Premiums
                                                  Contracts            Received
                                                  ---------            --------

Options outstanding at 31st December, 2002                0               $  --
Options written                                     135,000              13,100
                                                  ---------            --------
Options outstanding at 30th June, 2003              135,000             $13,100
                                                  =========            ========

NOTE 8. PORTFOLIO RISKS

FOREIGN INVESTMENTS

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

FINANCIAL INSTRUMENTS

During the period, several of the Funds have been party to financial instruments with off-balance sheet risks, including forward foreign currency contracts, single stock futures and futures contracts. These instruments involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from unexpected movement in currencies, securities values and interest rates. The contract amounts indicate the extent of the Funds' involvement in such contracts. Forward foreign currency contracts and futures contracts are primarily used in an attempt to minimize the risk to the Fund in respect of its portfolio transactions.

SHORT SALES

Short sales by the Funds involve risk. If a Fund incorrectly predicts that the price of the borrowed security will decline, the Fund will have to replace the securities sold short with securities with a greater value than the amount received from the sale. As a result, losses from short sales may be unlimited, whereas losses from long positions can equal only the total amount invested.

CONCENTRATION OF CREDIT RISK

At 30th June, 2003, GAMerica Capital Fund had a time deposit with Citibank (Nassau) representing 21.8% of the Fund's net assets.


                                       56
                                      ----
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

================================================================================




                       This page intentionally left blank.









                                       57
                                      ----
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

================================================================================

NOTE 9. FINANCIAL HIGHLIGHTS

GAM GLOBAL FUND


                                      ------------------------------------------------------   ------------------------------------
                                                           CLASS A                                                     CLASS B
                                      ------------------------------------------------------   ------------------------------------
                                      2003(a)      2002     2001     2000     1999     1998    2003(a)      2002     2001     2000
                                      ------      ------   ------   ------   ------   ------   ------      ------   ------   ------
NET ASSET VALUE,
   beginning of period                $12.11      $15.19   $17.53   $21.75   $19.04   $18.71   $11.89      $15.05   $17.50   $21.66
                                      ------      ------   ------   ------   ------   ------   ------      ------   ------   ------

INCOME FROM INVESTMENT
   OPERATIONS
Net investment income/(loss) (b)       (0.12)      (0.26)   (0.23)   (0.26)   (0.13)   (0.05)   (0.18)      (0.38)   (0.36)   (0.40)
Net realized and unrealized
   gain/(loss) on investments           1.10       (2.82)   (2.11)   (3.31)    2.84     0.55     1.07       (2.78)   (2.09)   (3.29)
                                      ------      ------   ------   ------   ------   ------   ------      ------   ------   ------
Total from investment operations        0.98       (3.08)   (2.34)   (3.57)    2.71     0.50     0.89       (3.16)   (2.45)   (3.69)
                                      ------      ------   ------   ------   ------   ------   ------      ------   ------   ------

LESS DISTRIBUTIONS
Dividends from net investment
   income                                 --          --       --       --       --       --       --          --       --       --
Dividends in excess of net
   investment income                      --          --       --    (0.48)      --       --       --          --       --    (0.30)
Distributions from net
   realized gains                         --          --       --    (0.17)      --    (0.17)      --          --       --    (0.17)
                                      ------      ------   ------   ------   ------   ------   ------      ------   ------   ------
Total distributions                       --          --       --    (0.65)      --    (0.17)      --          --       --    (0.47)
                                      ------      ------   ------   ------   ------   ------   ------      ------   ------   ------
Net asset value, end of period        $13.09      $12.11   $15.19   $17.53   $21.75   $19.04   $12.78      $11.89   $15.05   $17.50
                                      ======      ======   ======   ======   ======   ======   ======      ======   ======   ======

TOTAL RETURN
Total return for the period
   without deduction of sales
   load (*)                             8.09%     (20.28)% (13.35)% (16.34)%  14.23%    2.57%    7.49%     (21.00)% (14.00)% (16.96)

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)             $9.1       $10.3      $15      $31      $67     $140       $2        $2.2       $4       $6
Ratio of expenses to average
   net assets                           3.79%(d)    3.22%    2.72%    2.13%    1.89%    1.71%    4.84%(d)    4.16%    3.58%    2.92
Ratio of net investment
   income (loss) to average
   net assets                          (2.06)%(d)  (1.91)%  (1.52)%  (1.34)%  (0.69)%  (0.25)%  (3.10)%(d)  (2.86)%  (2.37)%  (2.11)
Portfolio turnover rate                   23%         78%      58%     199%     107%     123%      23%        78%       58%     199%


                                       58
                                       --
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

----------------       ---------------------------------------------------------         --------------------
                                                  CLASS C                                             CLASS D
----------------       ---------------------------------------------------------         --------------------
1999      1998(c)      2003(a)       2002      2001      2000      1999     1998(e)      2003(a)        2002
------    ------       ------       ------    ------    ------    ------    ------       ------        ------

$19.11    $20.99       $11.85       $15.06    $17.53    $21.63    $19.10    $21.06       $11.74        $14.95
------    ------       ------       ------    ------    ------    ------    ------       ------        ------


 (0.30)    (0.13)       (0.20)       (0.42)    (0.39)    (0.41)    (0.30)    (0.14)       (0.24)        (0.45)

  2.85     (1.75)        1.07        (2.79)    (2.08)    (3.27)     2.83     (1.82)        1.05         (2.76)
------    ------       ------       ------    ------    ------    ------    ------       ------        ------
  2.55     (1.88)        0.87        (3.21)    (2.47)    (3.68)     2.53     (1.96)        0.81         (3.21)
------    ------       ------       ------    ------    ------    ------    ------       ------        ------


    --        --           --           --        --        --        --        --           --            --
    --        --           --           --        --     (0.25)       --        --           --            --
    --        --           --           --        --     (0.17)       --        --           --            --
------    ------       ------       ------    ------    ------    ------    ------       ------        ------
    --        --           --           --        --     (0.42)       --        --           --            --
------    ------       ------       ------    ------    ------    ------    ------       ------        ------
$21.66    $19.11       $12.72       $11.85    $15.06    $17.53    $21.63    $19.10       $12.55        $11.74
======    ======       ======       ======    ======    ======    ======    ======       ======        ======



 13.34%    (8.96)%       7.34%      (21.31)%  (14.09)%  (16.97)%   13.25%    (9.31)%       6.90%       (21.47)%


    $9       $10         $1.1         $1.3        $2        $3        $8        $9         $0.5          $0.5
  2.76%     2.70%(d)     5.20%(d)     4.47%     3.74%     2.95%     2.77%     2.83%(d)     6.06%(d)      4.70%

 (1.61)%   (1.14)%(d)   (3.48)%(d)   (3.16)%   (2.53)%   (2.16)%   (1.62)%   (1.27)%(d)   (4.31)%(d)    (3.39)%
   107%      123%          23%          78%       58%      199%      107%      123%          23%           78%



2001       2000         1999         1998
------    ------       ------       ------

$17.36    $21.41       $18.79       $18.50
------    ------       ------       ------


 (0.33)    (0.33)       (0.18)       (0.08)

 (2.08)    (3.23)        2.80         0.54
------    ------       ------       ------
 (2.41)    (3.56)        2.62         0.46
------    ------       ------       ------


    --        --           --           --
    --     (0.32)          --           --
    --     (0.17)          --        (0.17)
------    ------       ------       ------
    --     (0.49)          --        (0.17)
------    ------       ------       ------
$14.95    $17.36       $21.41       $18.79
======    ======       ======       ======



(13.88)%  (16.57)%      13.94%        2.38%


    $1        $2           $6          $10
  3.35%     2.51%        2.16%        1.87%

 (2.14)%   (1.76)%      (0.98)%      (0.41)%
    58%      199%         107%         123%

(a)  For the six months ended 30th June, 2003 (unaudited).
(b) Net investment income per share has been determined based on the weighted average shares outstanding method.
(c) For the period from 26th May, 1998 (commencement of operations) to 31st December, 1998.
(d)  Annualized.
(e) For the period 19th May, 1998 (commencement of operations) to 31st December, 1998.
(*) Total return calculated for a period of less than one year is not annualized.


                                       59
                                       --
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

GAM INTERNATIONAL FUND


                                      ------------------------------------------------------   ------------------------------------
                                                           CLASS A                                                     CLASS B
                                      ------------------------------------------------------   ------------------------------------
                                      2003(a)      2002     2001     2000     1999     1998    2003(a)     2002     2001     2000
                                      ------      ------   ------   ------   ------   ------   ------     ------   ------   ------
NET ASSET VALUE,
  beginning of period                 $12.79      $15.11   $20.02   $32.16   $30.06   $28.46   $12.77     $15.21   $20.28   $32.31
                                      ------      ------   ------   ------   ------   ------   ------     ------   ------   ------

INCOME FROM INVESTMENT
   OPERATIONS
Net investment income/(loss) (b)        0.06        0.02    (0.03)   (0.23)    0.17     0.08     0.01      (0.07)   (0.14)   (0.38)
Net realized and unrealized
   gain/(loss) on investments           0.44       (2.35)   (4.88)   (7.07)    1.93     2.03     0.44      (2.37)   (4.93)   (7.09)
                                      ------      ------   ------   ------   ------   ------   ------     ------   ------   ------
Total from investment operations        0.50       (2.33)   (4.91)   (7.30)    2.10     2.11     0.45      (2.44)   (5.07)   (7.47)
                                      ------      ------   ------   ------   ------   ------   ------     ------   ------   ------

LESS DISTRIBUTIONS
Dividends from net investment income      --          --       --    (2.82)      --    (0.05)      --         --       --    (2.71)
Dividends in excess of net
   investment income                      --          --       --    (2.02)      --       --       --         --       --    (1.85)
Distributions from net realized gains     --          --       --       --       --    (0.46)      --         --       --       --
                                      ------      ------   ------   ------   ------   ------   ------     ------   ------   ------
Total distributions                       --          --       --    (4.84)      --    (0.51)      --         --       --    (4.56)
                                      ------      ------   ------   ------   ------   ------   ------     ------   ------   ------
Redemption fees (b)                       --        0.01       --       --       --       --       --         --       --       --
                                      ------      ------   ------   ------   ------   ------   ------     ------   ------   ------
Net asset value, end of period        $13.29      $12.79   $15.11   $20.02   $32.16   $30.06   $13.22     $12.77   $15.21   $20.28
                                      ======      ======   ======   ======   ======   ======   ======     ======   ======   ======

TOTAL RETURN
Total return for the period without
   deduction of sales load (*)          3.91%     (15.35)% (24.53)% (22.74)%   6.99%    7.22%    3.52%    (16.04)% (25.00)% (23.22)%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)            $97.1        $109     $190     $440   $1,271   $2,868    $10.1        $11      $18      $35
Ratio of expenses to average
   net assets                           2.59%(d)    2.25%    2.01%    1.90%    1.76%    1.66%    3.28%(d)   2.94%    2.67%    2.51%
Ratio of net investment
   income/(loss) to average
   net assets                           0.94%(d)    0.17%   (0.16)%  (0.86)%   0.62%    0.27%    0.25%(d)  (0.53)%  (0.83)%  (1.44)%
Portfolio turnover rate                   35%         55%     105%     180%     117%      73%      35%        55%     105%     180%


                                       60
                                       --
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

----------------       ---------------------------------------------------------         --------------------
                                                  CLASS C                                             CLASS D
----------------       ---------------------------------------------------------         --------------------
1999      1998(c)      2003(a)       2002      2001      2000      1999     1998(e)      2003(a)        2002
------    ------       ------       ------    ------    ------    ------    ------       ------        ------
$30.41    $33.39       $12.88       $15.35    $20.47    $32.29    $30.37    $32.61       $12.63        $15.00
------    ------       ------       ------    ------    ------    ------    ------       ------        ------



 (0.07)    (0.20)        0.01        (0.08)    (0.14)    (0.40)    (0.05)    (0.20)        0.04         (0.03)

  1.97     (2.78)        0.44        (2.39)    (4.98)    (7.08)     1.97     (2.04)        0.44         (2.34)
------    ------       ------       ------    ------    ------    ------    ------       ------        ------
  1.90     (2.98)        0.45        (2.47)    (5.12)    (7.48)     1.92     (2.24)        0.48         (2.37)
------    ------       ------       ------    ------    ------    ------    ------       ------        ------


    --        --           --           --        --     (2.58)       --        --           --            --
    --        --           --           --        --     (1.76)       --        --           --            --
    --        --           --           --        --        --        --        --           --            --
------    ------       ------       ------    ------    ------    ------    ------       ------        ------
    --        --           --           --        --     (4.34)       --        --           --            --
------    ------       ------       ------    ------    ------    ------    ------       ------        ------
    --        --           --           --        --        --        --        --           --            --
------    ------       ------       ------    ------    ------    ------    ------       ------        ------
$32.31    $30.41       $13.33       $12.88    $15.35    $20.47    $32.29    $30.37       $13.11        $12.63
======    ======       ======       ======    ======    ======    ======    ======       ======        ======



  6.25%    (8.92)%       3.49%      (16.09)%  (25.01)%  (23.25)%    6.32%    (6.87)%       3.80%       (15.80)%


   $72       $65         $5.7           $7       $12       $28       $80       $78         $6.4            $7
  2.48%     2.54%(d)     3.39%(d)     2.99%     2.71%     2.54%     2.48%     2.52%(d)     2.82%(d)      2.63%
 (0.24)%   (1.10)%(d)    0.13%(d)    (0.57)%   (0.85)%   (1.48)%   (0.19)%   (1.14)%(d)    0.71%(d)     (0.23)%
   117%       73%          35%          55%      105%      180%      117%       73%          35%           55%



2001       2000         1999         1998
------    ------       ------       ------

$19.90    $31.96       $29.92       $28.34
------    ------       ------       ------



 (0.06)    (0.25)        0.09         0.04

 (4.84)    (7.02)        1.95         2.03
------    ------       ------       ------
 (4.90)    (7.27)        2.04         2.07
------    ------       ------       ------


    --     (2.81)          --        (0.03)
    --     (1.98)          --           --
    --        --           --        (0.46)
------    ------       ------       ------
    --     (4.79)          --        (0.49)
------    ------       ------       ------
    --        --           --           --
------    ------       ------       ------
$15.00    $19.90       $31.96       $29.92
======    ======       ======       ======



(24.62)%  (22.82)%       6.82%        7.13%


   $13       $34         $101         $159
  2.19%     2.01%        1.94%        1.80%

 (0.38)%   (0.96)%       0.34%        0.14%
   105%      180%         117%          73%


(a)  For the six months ended 30th June, 2003 (unaudited).

(b) Net investment income and redemption fees per share have been determined based on the weighted average shares outstanding method.

(c) For the period from 26th May, 1998 (commencement of operations) to 31st December, 1998.

(d)  Annualized.

(e) For the period 19th May, 1998 (commencement of operations) to 31st December, 1998. (*) Total return calculated for a period of less than one year is not annualized.


                                       61
                                       --
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

GAM PACIFIC BASIN FUND

                                      ------------------------------------------------------   ------------------------------------
                                                           CLASS A                                                     CLASS B
                                      ------------------------------------------------------   ------------------------------------
                                      2003(a)      2002     2001     2000     1999     1998    2003(a)     2002     2001     2000
                                      ------      ------   ------   ------   ------   ------   ------     ------   ------   ------

NET ASSET VALUE,
   beginning of period                 $6.92       $7.90    $9.57   $14.17    $8.23    $9.69    $7.07      $8.21   $10.04   $14.89
                                      ------      ------   ------   ------   ------   ------   ------     ------   ------   ------

INCOME FROM INVESTMENT
   OPERATIONS
Net investment income/(loss) (b)       (0.03)      (0.12)   (0.11)   (0.06)   (0.04)   (0.01)   (0.10)     (0.26)   (0.21)   (0.17)
Net realized and unrealized
   gain/(loss) on investments           0.30       (0.86)   (1.56)   (3.19)    6.19    (0.51)    0.31      (0.88)   (1.62)   (3.33)
                                      ------      ------   ------   ------   ------   ------   ------     ------   ------   ------
Total from investment operations        0.27       (0.98)   (1.67)   (3.25)    6.15    (0.52)    0.21      (1.14)   (1.83)   (3.50)
                                      ------      ------   ------   ------   ------   ------   ------     ------   ------   ------

LESS DISTRIBUTIONS
Dividends from net investment income      --          --       --    (1.35)   (0.01)   (0.22)      --         --       --    (1.35)
Dividends in excess of net
   investment income                      --          --       --       --    (0.20)      --       --         --       --       --
Distributions from net realized gains     --          --       --       --       --    (0.72)      --         --       --       --
                                      ------      ------   ------   ------   ------   ------   ------     ------   ------   ------
Total distributions                       --          --       --    (1.35)   (0.21)   (0.94)      --         --       --    (1.35)
                                      ------      ------   ------   ------   ------   ------   ------     ------   ------   ------
Net asset value, end of period         $7.19       $6.92    $7.90    $9.57   $14.17    $8.23    $7.28      $7.07    $8.21   $10.04
                                       =====       =====    =====    =====   ======    =====    =====      =====    =====   ======

TOTAL RETURN
Total return for the period without
   deduction of sales load (*)          3.90%     (12.41)% (17.45)% (23.21)%  74.91%   (3.99)%   2.97%    (13.89)% (18.23)% (23.80)%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)             $8.1        $7.2       $8      $15      $47      $17     $0.6       $0.7       $1       $3
Ratio of expenses to average
   net assets                           4.22%(d)    3.70%    3.37%    2.20%    2.26%    2.42%    6.07%(d)   5.33%    4.40%    3.07%
Ratio of net investment
   income/(loss) to average
   net assets                          (1.03)%(d)  (1.58)%  (1.26)%  (0.54)%  (0.42)%  (0.11)%  (2.91)%(d) (3.22)%  (2.33)%  (1.39)%
Portfolio turnover rate                   15%         38%      51%      51%      63%      55%      15%        38%      51%      51%


                                       62
                                       --
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

----------------       ---------------------------------------------------------         --------------------
                                                  CLASS C                                             CLASS D
----------------       ---------------------------------------------------------         --------------------
1999      1998(c)      2003(a)       2002      2001      2000      1999     1998(e)      2003(a)        2002
------    ------       ------       ------    ------    ------    ------    ------       ------        ------
 $8.96     $9.15        $5.87        $6.97     $8.70    $13.21     $8.12     $8.54        $6.50         $7.60
------    ------       ------       ------    ------    ------    ------    ------       ------        ------



 (0.19)    (0.35)       (0.16)       (0.38)    (0.33)    (0.21)    (0.39)    (0.70)       (0.10)        (0.28)

  6.26      0.32         0.25        (0.72)    (1.40)    (2.95)     5.51      0.37         0.29         (0.82)
------    ------       ------       ------    ------    ------    ------    ------       ------        ------
  6.07     (0.03)        0.09        (1.10)    (1.73)    (3.16)     5.12     (0.33)        0.19         (1.10)
------    ------       ------       ------    ------    ------    ------    ------       ------        ------


    --     (0.04)          --           --        --     (1.35)       --         -           --            --
 (0.14)       --           --           --        --        --     (0.03)        -           --            --
    --     (0.12)          --           --        --        --        --     (0.09)          --            --
------    ------       ------       ------    ------    ------    ------    ------       ------        ------
 (0.14)    (0.16)          --           --        --     (1.35)    (0.03)    (0.09)          --            --
------    ------       ------       ------    ------    ------    ------    ------       ------        ------
$14.89     $8.96        $5.96        $5.87     $6.97     $8.70    $13.21     $8.12        $6.69         $6.50
======    ======       ======       ======    ======    ======    ======    ======       ======        ======



 67.89%    (0.35)%       1.53%      (15.78)%  (19.89)%  (24.28)%   63.15%    (3.87)%       2.92%       (14.47)%


    $6     $0.30         $0.2        $0.20     $0.31     $0.46        $2     $0.20         $0.3         $0.30
  3.48%     9.39%(d)     9.05%(d)     7.69%     6.43%     3.65%     5.57%    20.34%(d)     6.48%(d)      5.94%

 (1.59)%    7.52%(d)    (5.87)%(d)   (5.58)%   (4.32)%   (2.00)%   (3.82)%  (19.15)%(d)   (3.28)%(d)    (3.84)%
    63%       55%          15%          38%       51%       51%       63%       55%          15%           38%

2001       2000         1999         1998
------    ------       ------       ------
 $9.33    $13.95        $8.11        $9.62
------    ------       ------       ------



 (0.22)    (0.14)       (0.16)       (0.01)

 (1.51)    (3.13)        6.13        (0.53)
------    ------       ------       ------
 (1.73)    (3.27)        5.97        (0.54)
------    ------       ------       ------


    --     (1.35)          --        (0.25)
    --        --        (0.13)          --
    --        --           --        (0.72)
------    ------       ------       ------
    --     (1.35)       (0.13)       (0.97)
------    ------       ------       ------
 $7.60     $9.33       $13.95        $8.11
======    ======       ======       ======


(18.54)%  (23.75)%      73.71%       (4.64)%


 $0.52        $1           $2           $1
  4.73%     2.95%        2.89%        2.53%

 (2.62)%   (1.28)%      (1.55)%      (0.17)%
    51%       51%          63%          55%

(a)  For the six months ended 30th June, 2003 (unaudited).

(b) Net investment income per share have been determined based on the weighted average shares outstanding method.

(c) For the period from 26th May, 1998 (commencement of operations) to 31st December, 1998.

(d)  Annualized.

(e) For the period 1st June, 1998 (commencement of operations) to 31st December, 1998. (*) Total return calculated for a period of less than one year is not annualized.


                                       63
                                       --
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

GAM JAPAN CAPITAL FUND

                                                                                                    CLASS A
                                                                 -----------------------------------------------------------------
                                                                 2003 (a)    2002         2001          2000         1999     1998
                                                                 ------    ------       ------        ------       ------   ------
NET ASSET VALUE,
  beginning of period                                             $4.67     $5.71        $7.44        $13.85        $7.65    $8.44
                                                                 ------    ------       ------        ------       ------   ------

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss) (b)                                  (0.09)    (0.18)       (0.17)        (0.17)       (0.14)   (0.06)
Net realized and unrealized gain/(loss) on investments             0.19     (0.87)       (1.56)        (4.05)        6.77    (0.16)
                                                                 ------    ------       ------        ------       ------   ------
Total from investment operations                                   0.10     (1.05)       (1.73)        (4.22)        6.63    (0.22)
                                                                 ------    ------       ------        ------       ------   ------

LESS DISTRIBUTIONS
Dividends from net investment income                                 --        --           --         (1.29)          --       --
Distributions in excess of net investment income                     --        --           --            --        (0.43)      --
Distributions from net realized gains                                --        --           --         (0.90)          --    (0.57)
                                                                 ------    ------       ------        ------       ------   ------
Total distributions                                                  --        --           --         (2.19)       (0.43)   (0.57)
                                                                 ------    ------       ------        ------       ------   ------
Redemption fees (b)                                                0.02      0.01           --            --           --       --
                                                                 ------    ------       ------        ------       ------   ------
Net asset value, end of period                                    $4.79     $4.67        $5.71         $7.44       $13.85    $7.65
                                                                 ======    ======       ======        ======       ======   ======

TOTAL RETURN
Total return for the period without deduction
   of sales load (*)                                               2.57%   (18.21)%     (23.25)%      (32.30)%      87.05%   (2.75)%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)                                          $5        $5           $8           $19          $67      $22
Ratio of expenses to average net assets                            5.41%(d)  4.19%        3.35%         2.07%        2.06%    2.16%
Ratio of net investment income (loss) to average net assets       (4.19)%(d)(3.33)%      (2.55)%       (1.45)%      (1.38)%  (0.78)%
Portfolio turnover rate                                              60%      103%          82%           48%          77%      59%

                                       64
                                       --
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS


                    CLASS B                                                   CLASS C
-----------------------------------------------------    -------------------------------------------------------
2003 (a)   2002      2001     2000     1999   1998 (c)   2003 (a)      2002     2001     2000     1999    1998 (e)
------    ------    ------   ------   ------   ------     ------      ------   ------   ------   ------   ------


 $4.74     $5.92     $7.76   $14.45    $8.11    $8.49      $4.67       $5.95    $7.88   $14.65    $8.12    $8.56
------    ------    ------   ------   ------   ------     ------      ------   ------   ------   ------   ------


 (0.14)    (0.29)    (0.28)   (0.29)   (0.34)   (0.19)     (0.18)      (0.40)   (0.36)   (0.32)   (0.34)   (0.15)
  0.19     (0.89)    (1.56)   (4.21)    6.98    (0.19)      0.18       (0.88)   (1.57)   (4.26)    7.09    (0.29)
------    ------    ------   ------   ------   ------     ------      ------   ------   ------   ------   ------
  0.05     (1.18)    (1.84)   (4.50)    6.64    (0.38)      0.00       (1.28)   (1.93)   (4.58)    6.75    (0.44)
------    ------    ------   ------   ------   ------     ------      ------   ------   ------   ------   ------


    --        --        --    (1.29)      --       --         --          --       --    (1.29)      --       --
    --        --        --       --    (0.30)      --         --          --       --       --    (0.22)      --
    --        --        --    (0.90)      --       --         --          --       --    (0.90)      --       --
------    ------    ------   ------   ------   ------     ------      ------   ------   ------   ------   ------
    --        --        --    (2.19)   (0.30)      --         --          --       --    (2.19)   (0.22)      --
------    ------    ------   ------   ------   ------     ------      ------   ------   ------   ------   ------
    --        --        --       --       --       --         --          --       --       --       --       --
------    ------    ------   ------   ------   ------     ------      ------   ------   ------   ------   ------
 $4.79     $4.74     $5.92    $7.76   $14.45    $8.11      $4.67       $4.67    $5.95    $7.88   $14.65    $8.12
======    ======    ======   ======   ======   ======     ======      ======   ======   ======   ======   ======


  1.05%   (19.93)%  (23.71)% (32.94)%  82.18%   (4.48)%     0.00%     (21.51)% (24.49)% (33.05)%  83.30%   (5.14)%


  $0.5        $1        $1       $1       $3       $1       $0.2       $0.20    $0.32       $1       $2       $1
7.55%(d)     6.10%    4.74%    3.06%    3.80%    5.31%(d)   9.46%(d)    8.10%    5.67%    3.21%    3.94%    3.99%(d)
(6.34)%(d)  (5.25)%  (4.00)%  (2.46)%  (3.16)%   4.22%(d)  (8.10)%(d)  (7.26)%  (4.95)%  (2.60)%  (3.21)%  (3.00)%(d)
    60%      103%       82%      48%      77%      59%        60%        103%      82%      48%      77%      59%


(a)  For the six months ended 30th June, 2003 (unaudited).

(b) Net investment income and redemption fees per share have been determined based on the weighted average shares outstanding method.

(c) For the period from 26th May, 1998 (commencement of operations) to 31st December, 1998.

(d)  Annualized.

(e) For the period 19th May, 1998 (commencement of operations) to 31st December, 1998.

(*) Total return calculated for a period of less than one year is not annualized.


                                       65
                                       --
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

GAM EUROPE FUND

                                                                                               CLASS A
                                                                  -----------------------------------------------------------------
                                                                  2003 (a)    2002         2001          2000         1999     1998
                                                                  ------    ------       ------        ------       ------   ------
NET ASSET VALUE,
  beginning of period                                              $8.10     $9.57       $12.18        $13.08       $12.63   $12.57
                                                                  ------    ------       ------        ------       ------   ------

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss) (b)                                    0.05     (0.02)       (0.07)        (0.12)       (0.09)    0.03
Net realized and unrealized gain/(loss) on investments              0.45     (1.45)       (2.52)         0.67         1.96     1.28
                                                                  ------    ------       ------        ------       ------   ------
Total from investment operations                                    0.50     (1.47)       (2.59)         0.55         1.87     1.31
                                                                  ------    ------       ------        ------       ------   ------

LESS DISTRIBUTIONS
Dividends from net investment income                                  --        --           --            --           --    (0.02)
Distributions from net realized gains                                 --        --        (0.02)        (1.45)       (1.42)   (1.23)
                                                                  ------    ------       ------        ------       ------   ------
Total distributions                                                   --        --        (0.02)        (1.45)       (1.42)   (1.25)
                                                                  ------    ------       ------        ------       ------   ------
Net asset value, end of period                                     $8.60     $8.10        $9.57        $12.18       $13.08   $12.63
                                                                  ======    ======       ======        ======       ======   ======

TOTAL RETURN
Total return for the period without deduction of sales load (*)     6.17%   (15.36)%     (21.29)%        4.61%       16.21%   10.70%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)                                        $18.8       $18          $20           $24          $20      $49
Ratio of expenses to average net assets                             2.67%(d)  2.58%        2.72%         2.49%        2.48%    2.06%
Ratio of net investment income/(loss) to average net assets         1.14%(d) (0.21)%      (0.66)%       (0.86)%      (0.79)%   0.24%
Portfolio turnover rate                                               45%       65%          92%          194%         109%     168%


                                       66
                                       --
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS


                    CLASS B                                                   CLASS C
-----------------------------------------------------    -------------------------------------------------------
2003 (a)   2002      2001     2000     1999   1998 (c)   2003 (a)      2002     2001     2000     1999    1998 (e)
------    ------    ------   ------   ------   ------     ------      ------   ------   ------   ------   ------




 $7.86     $9.40    $12.06   $13.08   $12.82   $15.38      $7.38       $9.00   $11.66   $12.77   $12.70   $15.16
 -----     -----    ------   ------   ------   ------      -----       -----   ------   ------   ------   ------


 (0.01)    (0.11)    (0.17)   (0.25)   (0.29)   (0.20)     (0.10)      (0.26)   (0.24)   (0.33)   (0.43)   (0.28)
  0.44     (1.43)    (2.47)    0.68     1.97    (1.37)      0.40       (1.36)   (2.40)    0.67     1.92    (1.19)
 -----     -----    ------   ------   ------   ------      -----       -----   ------   ------   ------   ------
  0.43     (1.54)    (2.64)    0.43     1.68    (1.57)      0.30       (1.62)   (2.64)    0.34     1.49    (1.47)
 -----     -----    ------   ------   ------   ------      -----       -----   ------   ------   ------   ------


    --        --        --       --       --       --         --          --       --       --       --       --
    --        --     (0.02)   (1.45)   (1.42)   (0.99)        --          --    (0.02)   (1.45)   (1.42)   (0.99)
 -----     -----    ------   ------   ------   ------      -----       -----   ------   ------   ------   ------
    --        --     (0.02)   (1.45)   (1.42)   (0.99)        --          --    (0.02)   (1.45)   (1.42)   (0.99)
 -----     -----    ------   ------   ------   ------      -----       -----   ------   ------   ------   ------
 $8.29     $7.86     $9.40   $12.06   $13.08   $12.82      $7.68       $7.38    $9.00   $11.66   $12.77   $12.70
 =====     =====     =====   ======   ======   ======      =====       =====    =====   ======   ======   ======


  5.47%   (16.38)%  (21.91)%   3.68%   14.48%   (9.82)%     4.07%     (18.00)% (22.67)%   3.07%   13.11%   (9.32)%


  $1.3      $1.5        $3       $4       $2       $2       $0.2        $0.2     $0.5       $1       $1       $1
  3.94%(d)  3.68%     3.62%    3.39%    4.17%    3.93%(d)   6.86%(d)    5.54%    4.44%    4.04%    5.35%    4.93%(d)
 (0.21)%(d)(1.27)%   (1.64)%  (1.80)%  (2.41)%  (2.58)%(d) (3.11)%(d)  (3.05)%  (2.39)%  (2.48)%  (3.62)%   (3.46)%(d)
    45%       65%       92%     194%     109%     168%        45%         65%      92%     194%     109%     168%

(a)  For the six months ended 30th June, 2003 (unaudited).

(b) Net investment income and redemption fees per share have been determined based on the weighted average shares outstanding method.

(c) For the period from 26th May, 1998 (commencement of operations) to 31st December, 1998.

(d)  Annualized.

(e) For the period 20th May, 1998 (commencement of operations) to 31st December, 1998.

(*) Total return calculated for a period of less than one year is not annualized.


                                       67
                                       --
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

GAM AMERICAN FOCUS FUND


                                                                                               CLASS A
                                                                  -----------------------------------------------------------------
                                                                  2003 (a)    2002        2001          2000        1999     1998
                                                                  ------    ------      ------        ------      ------   ------
NET ASSET VALUE,
  beginning of period                                             $11.68    $15.01      $15.97        $18.30      $16.74   $17.32
                                                                  ------    ------      ------        ------      ------   ------

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss) (c)                                    0.04      0.04       (0.07)        (0.10)      (0.07)   (0.07)
Net realized and unrealized gain/ (loss) on investments             0.92     (3.36)      (0.88)        (0.16)       1.63     4.76
                                                                  ------    ------      ------        ------      ------   ------
Total from investment operations                                    0.96     (3.32)      (0.95)        (0.26)       1.56     4.69
                                                                  ------    ------      ------        ------      ------   ------

LESS DISTRIBUTIONS
Dividends from net investment income                                  --     (0.01)        --             --          --       --
Distributions from net realized gains                                 --        --       (0.01)        (2.07)         --    (5.27)
                                                                  ------    ------      ------        ------      ------   ------
Total distributions                                                   --     (0.01)      (0.01)        (2.07)         --    (5.27)
                                                                  ------    ------      ------        ------      ------   ------
Net asset value, end of period                                    $12.64    $11.68      $15.01        $15.97      $18.30   $16.74
                                                                  ======    ======      ======        ======      ======   ======

TOTAL RETURN
Total return for the period without deduction of sales load (*)     8.22%   (22.10)%     (5.94)%       (1.46)%      9.32%   29.44%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)                                        $53.1       $50         $47           $21         $29      $17
Ratio of expenses to average net assets                             1.76%(e)  1.75%       2.11%         2.00%       1.90%    2.10%
Ratio of net investment income/(loss) to average net assets         0.61%(e)  0.28%      (0.52)%       (0.58)%     (0.42)%   (0.34)%
Portfolio turnover rate                                               67%      239%        256%           12%         13%       70%


                                       68
                                       --
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS


                    CLASS B                                                   CLASS C
-----------------------------------------------------    -------------------------------------------------------
2003 (a)   2002      2001 (b) 2000     1999   1998 (d)   2003 (a)      2002     2001 (b) 2000     1999    1998 (f)
------    ------    ------   ------   ------   ------     ------      ------   ------   ------   ------   ------


$11.29    $14.65    $15.71   $18.19   $16.87   $20.08     $11.03      $14.34   $15.41   $17.91   $16.58  $21.58
------    ------    ------   ------   ------   ------     ------      ------   ------   ------   ------  ------


 (0.02)    (0.10)    (0.21)   (0.25)   (0.29)   (0.57)     (0.03)      (0.11)   (0.23)   (0.25)   (0.25)   (0.44)
  0.89     (3.26)    (0.84)   (0.16)    1.61     2.17       0.87       (3.20)   (0.83)   (0.18)    1.58     0.25
------    ------    ------   ------   ------   ------     ------      ------   ------   ------   ------  ------
  0.87     (3.36)    (1.05)   (0.41)    1.32     1.60       0.84       (3.31)   (1.06)   (0.43)    1.33    (0.19)
------    ------    ------   ------   ------   ------     ------      ------   ------   ------   ------  ------


    --        --        --       --       --       --         --          --       --       --       --       --
    --        --     (0.01)   (2.07)      --    (4.81)        --          --    (0.01)   (2.07)      --    (4.81)
------    ------    ------   ------   ------   ------     ------      ------   ------   ------   ------  ------
    --        --     (0.01)   (2.07)      --    (4.81)        --          --    (0.01)   (2.07)      --    (4.81)
------    ------    ------   ------   ------   ------     ------      ------   ------   ------   ------  ------
$12.16    $11.29    $14.65   $15.71   $18.19   $16.87     $11.87      $11.03   $14.34   $15.41   $17.91   $16.58
======    ======    ======   ======   ======   ======     ======      ======   ======   ======   ======   ======


  7.71%   (22.94)%   (6.67)%  (2.31)%   7.82%    9.68%      7.62%     (23.08)%  (6.86)%  (2.47)%   8.02%    0.69%


  $2.6        $3        $4       $4       $4       $1       $1.7          $2       $2       $3       $6       $1
  2.79%(e)  2.76%     3.02%    2.86%    3.11%    7.56%(e)   2.99%(e)    2.94%    3.17%    2.89%    2.90%    8.16%(e)
 (0.41)%(e)(0.74)%   (1.44)%  (1.44)%  (1.66)%  (5.81)%(e) (0.63)%(e)  (0.91)%  (1.59)%  (1.46)%  (1.45)%  (6.50)%(e)
    67%      239%      256%      12%      13%      70%        67%        239%     256%      12%      13%      70%

(a)  For the six months ended 30th June, 2003 (unaudited).

(b) Effective 26th March, 2001 the Fund terminated its co-advisory agreement with Fayez Sarofim & Co., leaving GAM USA Inc. as the Fund's sole investment advisor.

(c) Net investment income per share has been determined based on the weighted average shares outstanding method.

(d) For the period from 26th May, 1998 (commencement of operations) to 31st December, 1998.

(e)  Annualized.

(f) For the period from 7th July, 1998 (commencement of operations) to 31st December, 1998.

(*) Total return calculated for a period of less than one year is not annualized.


                                       69
                                       --
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

                                                                                               CLASS A
                                                                  -----------------------------------------------------------------
                                                                  2003 (a)    2002         2001          2000        1999     1998
                                                                  ------    ------       ------        ------      ------   ------
NET ASSET VALUE,
  beginning of period                                             $17.85    $21.94       $22.49        $21.45      $17.08   $13.43
                                                                  ------    ------       ------        ------      ------   ------

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss) (b)                                   (0.10)    (0.18)        0.03          0.06        0.13    (0.01)
Net realized and unrealized gain/(loss) on investments              3.46     (3.91)       (0.57)         1.35        4.78     4.08
                                                                  ------    ------       ------        ------      ------   ------
Total from investment operations                                    3.36     (4.09)       (0.54)         1.41        4.91     4.07
                                                                  ------    ------       ------        ------      ------   ------

LESS DISTRIBUTIONS
Dividends from net investment income                                  --        --           --            --       (0.07)      --
Distributions from net realized gains                                 --        --        (0.01)        (0.37)      (0.47)   (0.42)
                                                                  ------    ------       ------        ------      ------   ------
Total distributions                                                   --        --        (0.01)        (0.37)      (0.54)   (0.42)
                                                                  ------    ------       ------        ------      ------   ------
Net asset value, end of period                                    $21.21    $17.85       $21.94        $22.49      $21.45   $17.08
                                                                  ======    ======       ======        ======      ======   ======

TOTAL RETURN
Total return for the period without deduction of sales load (*)    18.82%   (18.64)%      (2.42)%        6.54%      28.97%   30.59%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)                                        $80.3       $73          $98           $70         $51      $11
Ratio of expenses to average net assets                             1.90%(d)  1.88%        1.84%         1.79%       1.84%    2.46%
Ratio of net investment income/(loss) to average net assets        (1.05)%(d)(0.91)%       0.12%         0.25%       0.66%   (0.03)%
Portfolio turnover rate                                                0%        1%          14%           20%         20%      29%


                                       70
                                       --
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS


                    CLASS B                                                   CLASS C
-----------------------------------------------------    -------------------------------------------------------
2003 (a)   2002      2001     2000     1999   1998 (c)   2003 (a)      2002     2001     2000     1999    1998 (c)
------    ------    ------   ------   ------   ------     ------      ------   ------   ------   ------   ------



$17.58    $21.75    $22.46   $21.54   $17.26   $16.57     $17.45      $21.59   $22.30   $21.42   $17.13   $16.57
------    ------    ------   ------   ------   ------     ------      ------   ------   ------   ------   ------


 (0.16)    (0.32)    (0.13)   (0.10)   (0.07)   (0.26)     (0.16)      (0.32)   (0.12)   (0.10)   (0.04)   (0.37)
  3.38     (3.85)    (0.57)    1.39     4.82     1.10       3.36       (3.82)   (0.58)    1.35     4.80     1.08
------    ------    ------   ------   ------   ------     ------      ------   ------   ------   ------   ------
  3.22     (4.17)    (0.70)    1.29     4.75     0.84       3.20       (4.14)   (0.70)    1.25     4.76     0.71
------    ------    ------   ------   ------   ------     ------      ------   ------   ------   ------   ------


    --        --        --       --       --       --         --          --       --       --       --       --
    --        --     (0.01)   (0.37)   (0.47)   (0.15)        --          --    (0.01)   (0.37)   (0.47)   (0.15)
------    ------    ------   ------   ------   ------     ------      ------   ------   ------   ------   ------
    --        --     (0.01)   (0.37)   (0.47)   (0.15)        --          --    (0.01)   (0.37)   (0.47)   (0.15)
------    ------    ------   ------   ------   ------     ------      ------   ------   ------   ------   ------
$20.80    $17.58    $21.75   $22.46   $21.54   $17.26     $20.65      $17.45   $21.59   $22.30   $21.42   $17.13
======    ======    ======   ======   ======   ======     ======      ======   ======   ======   ======   ======



 18.32%   (19.17)%   (3.14)%   5.97%   27.68%    5.13%     18.34%     (19.18)%  (3.17)%   5.81%   27.95%    4.34%


 $13.3       $12       $17      $14       $9       $1        $10          $9      $14      $12      $10       $1
  2.61%(d)  2.59%     2.54%    2.49%    2.88%    5.19%(d)   2.63%(d)    2.60%    2.54%    2.48%    2.74%    7.15%(d)
 (1.76)%(d)(1.61)%   (0.59)%  (0.44)%  (0.34)%  (2.74)%(d) (1.78)%(d)   1.62)%  (0.57)%  (0.45)%  (0.23)%  (4.77)%(d)
     0%        1%       14%      20%      20%      29%         0%          1%      14%      20%      20%      29%


(a)  For the six months ended 30th June, 2003 (unaudited).

(b) Net investment income per share has been determined based on the weighted average shares outstanding method.

(c) For the period from 26th May, 1998 (commencement of operations) to 31st December, 1998.

(d)  Annualized.

(*) Total return calculated for a period of less than one year is not annualized.


                                       71
                                       --
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

GAM GABELLI LONG/SHORT FUND


                                                                      CLASS A                CLASS B                 CLASS C
                                                                -------------------------------------------------------------------
                                                               2003 (a)    2002 (b)    2003 (a)   2002 (b)    2003 (a)    2002 (b)

NET ASSET VALUE,
  beginning of period                                            $  7.33     $ 10.00     $  7.32    $ 10.00     $  7.31    $ 10.00
                                                                 -------     -------     -------    -------     -------    -------

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss) (c)                                   (0.01)         --        0.02      (0.03)       0.02      (0.03)
Net realized and unrealized gain/(loss) on
  investments                                                       0.13       (2.67)       0.12      (2.65)       0.12      (2.66)
                                                                 -------     -------     -------    -------     -------    -------
Total from investment operations                                    0.12       (2.67)       0.14      (2.68)       0.14      (2.69)
                                                                 -------     -------     -------    -------     -------    -------

LESS DISTRIBUTIONS
Dividend from net investment income                                   --          --          --         --          --         --
Distributions from net realized gains                                 --          --          --         --          --         --
                                                                 -------     -------     -------    -------     -------    -------
Total distributions                                                   --          --          --         --          --         --
                                                                 -------     -------     -------    -------     -------    -------
Net asset value, end of period                                   $  7.45     $  7.33     $  7.46    $  7.32     $  7.45    $  7.31
                                                                 =======     =======     =======    =======     =======    =======

TOTAL RETURN
Total return for the period
  without deduction of sales load (*)                               1.64%     (26.70)%      1.91%    (26.80)%      1.92%    (26.90)%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)                                      $  20.2     $    12     $     9    $    11     $  14.3    $    18
Ratio of expenses to average net assets (d)(e)                      1.74%       2.28%       0.92%      2.82%       0.89%      2.80%
Ratio of net investment loss to average net assets (d)             (0.21)%     (0.08)%      0.62%     (0.63)%      0.66%     (0.61)%
Portfolio turnover rate                                              151%        623%        151%       623%        151%       623%


(a)  For the six months ended 30th June, 2003 (unaudited).

(b) For the period from 29th May, 2002 (commencement of operations) to 31st December, 2002. Effective 9 th October, 2002, the Fund terminated its advisory agreement with GAM USA Inc. and appointed GAM International
     Management Ltd. and GAMCO Investors, Inc. as the Fund's Co-Investment Advisors.

(c) Net investment income per share has been determined based on the weighted average shares outstanding method.

(d)  Annualized

(e) After reimbursement by Co-Investment Advisors. See Note 2. Had management not undertaken such action the annualized ratio of expenses to average net assets would have been 3.27%, 4.03% and 3.96% for Class A, B and C, respectively.

(*) Total return calculated for a period of less than one year is not annualized.


                                       72
                                       --
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

Supplemental Proxy Information (unaudited)

The "Company" had a special meeting of shareholders on 28th February, 2003. The following are descriptions of the matters presented to shareholders for approval and the results of the votings.

1. To approve the investment advisory agreement relating to the Fund between the Company and GAMCO Investors, Inc., and to approve the investment advisory agreement relating to the Fund between the Company and GAM International Management Limited.

Series                                       For          Against       Abstain
-------------------------------------------------------------------------------
GAM Gabelli Long/Short Fund ............  2,784,053       134,666       116,241

2. To approve the change in fundamental investment restrictions of the Company to permit the Fund to invest in registered open-end investment companies.

Series                                       For          Against       Abstain
-------------------------------------------------------------------------------
GAM Gabelli Long/Short Fund ............  2,777,628       155,795       101,537


                                       73
                                       --
                 GAM FUNDS INC / SUPPLEMENTAL PROXY INFORMATION

                               Board of Directors

Dr. Burkhard Poschadel - President          CHIEF EXECUTIVE  OFFICER,  GAM Limited

George W. Landau                            SENIOR ADVISER, Latin America Group, The Coca-Cola
                                            Company, Atlanta, GA

Roland Weiser                               PRESIDENT, Intervista, Summit, New Jersey

Robert J. McGuire, Esq.                     ATTORNEY/CONSULTANT, Morvillo, Abramowitz, Grand, Iason
                                            & Silberberg, P.C., New York, New York

Address of the Company                      135 East 57th Street
                                             New York, New York 10022
                                            Tel: (212) 407-4600
                                            1-800-426-4685 (toll free)
                                            Fax: (212) 407-4684

Registrar and Transfer Agent                PFPCInc.
                                            300 Bellevue Parkway
                                            Wilmington, DE 19809
                                            Tel: 1-800-426-4685 (toll free)
                                            Fax: (302) 791-1007

The Funds' Statement of Additional Information (SAI) includes additional information about Fund directors and is available, without charge, upon request, by calling the toll-free number 1-800-426-4685.


Copies of this report may be obtained from the Fund, from the Transfer Agent or from:

                  In the United Kingdom (for authorized persons only);
                  GAM London Limited, a member of IMRO,
                  12 St. James's Place, London SW1A 1NX, UK
                  Tel: 44-207-493-9990 Fax: 44-207-493-0715 Tlx: 296099 GAMUK G


                  On Internet;
                  Information on GAM's SEC-registered funds -www.gam.com Email enquiries on GAM - usinfo@gam.com

ITEM 2.  CODE OF ETHICS.
NOT APPLICABLE.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
NOT APPLICABLE.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
NOT APPLICABLE.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
NOT APPLICABLE.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENTCOMPANIES.
NOT APPLICABLE.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.
(a) THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES (AS DEFINED IN RULE 30A-2(C) UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED) ARE EFFECTIVE BASED ON THEIR EVALUATION OF THE DISCLOSURE CONTROLS AND PROCEDURES AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS DOCUMENT.
(b) IN THE LAST 90 DAYS, THERE HAVE BEEN NO SIGNIFICANT CHANGES IN THE REGISTRANT'S INTERNAL CONTROLS OR IN OTHER FACTORS THAT COULD SIGNIFICANTLY AFFECT THESE CONTROLS.

ITEM 10. EXHIBITS.
(a) (1) NOT APPLICABLE.

(a) (2) CERTIFICATIONS REQUIRED BY ITEM 10 (A) OF FORM N-CSR AND SECTION 302 OF THE SARBANES-OXLEY ACT OF 2003 (SEE ATTACHED EXHIBIT 99.CERT)

(b) Certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b)
under the Securities Exchange Act of 1934 (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350), are provided as EX-99.906CERT Certifications furnished pursuant to this paragraph are not deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certifications not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates them by reference.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

   GAM FUNDS, INC.
--------------------------------------------------------------------------------

By /s/ Burkhard Poschadel
---------------------------------------------------------
   Burkhard Poschadel, Director and President

Date  9/8/03


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Burkhard Poschadel
---------------------------------------------------------
    Burkhard Poschadel, Director and President

Date  9/8/03


By /s/ Kevin J. Blanchfield
---------------------------------------------------------
    Kevin J. Blanchfield, Vice President and Treasurer

Date  9/8/03

                                CERTIFICATION

     Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 (subsections (a) and (b) of section 1350, chapter 63 of title 18, United States Code), each of the undersigned officers of GAM Funds, Inc., do hereby certify, to such officer's knowledge, that:

     The semi-annual report on Form N-CSR of GAM Funds, Inc. for the period ended June 30, 2003 (the "Form N-CSR") fully complies with the requirements of
Section 13(a) or 15(d) of the Securities Exchange Act of 1934 and information contained in the Form N-CSR fairly presents, in all material respects, the financial condition and results of operations of GAM Funds, Inc.

Dated: September 8, 2003

                                        /s/ Burkhard Poschadel
                                        ----------------------------------------
                                        Burkhard Poschadel
                                        Director and President
                                        GAM Funds, Inc.

Dated: September 8, 2003

                                        /s/ Kevin J. Blanchfield
                                        ----------------------------------------
                                        Kevin J. Blanchfield
                                        Vice President and Treasurer
                                        GAM Funds, Inc.

This certification is being furnished solely pursuant to 18 U.S.C. ss. 1350 and is not being filed as part of the Report or as a separate disclosure document.

                            FORM N-CSR CERTIFICATION

I, Burkhard Poschadel, certify that:

1. I have reviewed this report on Form N-CSR of GAM Funds, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(c) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: 9/8/03                             /s/ Burkhard Poschadel
                                         --------------------------------
                                         Burkhard Poschadel
                                         Director and President
                                         GAM Funds, Inc.

                            FORM N-CSR CERTIFICATION

I, Kevin J. Blanchfield, certify that:

1. I have reviewed this report on Form N-CSR of GAM Funds Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(c) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: 9/8/03                               /s/ Kevin J. Blanchfield
                                           ------------------------------
                                           Kevin J. Blanchfield
                                           Vice President and Treasurer
                                           GAM Funds, Inc.